UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                     811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, New York 10154

(Address of principal executive offices) (Zip code)

Freddi Klassen

DBX ETF Trust

345 Park Avenue

New York, New York 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code:             (212) 250-4352

Date of fiscal year end:             August 31

Date of reporting period:             November 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF

November 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.5%
Australia - 12.0%
Adelaide Brighton Ltd.	2,151	$8,137
AGL Energy Ltd.	609	9,440
Alumina Ltd. (a)	538	658
Amcor Ltd.	1,086	11,538
AMP Ltd.	291	1,011
Ansell Ltd.	541	9,030
Aristocrat Leisure Ltd.	251	2,782
ASX Ltd.	289	10,390
Aurizon Holdings Ltd.	1,042	3,834
AusNet Services	4,360	4,784
Australia & New Zealand Banking Group Ltd.	60	1,259
Bank of Queensland Ltd.	149	1,237
Bendigo & Adelaide Bank Ltd.	152	1,353
BHP Billiton Ltd.	20	361
BlueScope Steel Ltd.	79	526
Boral Ltd.	2,614	9,715
Brambles Ltd.	1,700	14,796
Caltex Australia Ltd.	863	19,161
Challenger Ltd.	501	3,942
CIMIC Group Ltd.	172	3,917
Cochlear Ltd.	100	8,770
Commonwealth Bank of Australia	4	232
Computershare Ltd.	501	4,294
Crown Resorts Ltd.	721	6,254
CSL Ltd.	92	6,661
CSR Ltd.	3,168	9,527
Dexus Property Group REIT	6,511	43,873
Domino’s Pizza Enterprises Ltd.	8	401
Downer EDI Ltd.	1,558	6,527
DUET Group (b)	2,394	4,210
DuluxGroup Ltd.	1,253	5,425
Flight Centre Travel Group Ltd.	96	2,369
Goodman Group REIT	6,140	30,304
GPT Group REIT	6,628	23,702
Harvey Norman Holdings Ltd.	1,643	5,766
Healthscope Ltd.	1,900	3,159
Iluka Resources Ltd.	565	2,555
Incitec Pivot Ltd.	994	2,313
Insurance Australia Group Ltd.	684	2,825
IOOF Holdings Ltd. (a)	454	2,935
LendLease Group (b)	1,493	15,013
Macquarie Atlas Roads Group (b)	772	2,681
Macquarie Group Ltd.	43	2,666
Magellan Financial Group Ltd.	119	2,006
Medibank Pvt Ltd.	9,055	17,395
Metcash Ltd.*	5,878	8,946
Mirvac Group REIT	24,941	37,777
Newcrest Mining Ltd.	76	1,097
Nufarm Ltd.	235	1,483
Oil Search Ltd.	319	1,520
Orica Ltd.	79	991
Origin Energy Ltd.	224	983
Orora Ltd.	5,189	10,620
OZ Minerals Ltd.	299	1,739
Perpetual Ltd.	160	5,624
Platinum Asset Management Ltd.	370	1,498
Qantas Airways Ltd.	900	2,194
QBE Insurance Group Ltd.	83	685
Ramsay Health Care Ltd.	107	5,598
REA Group Ltd.	92	3,509
Scentre Group REIT	8,193	25,666
SEEK Ltd.	680	7,441
Seven West Media Ltd.	474	240
Shopping Centres Australasia Property Group REIT	5,136	8,045
Sonic Healthcare Ltd.	610	9,825
Star Entertainment Group Ltd.	1,353	5,278
Stockland REIT	5,850	18,715
Suncorp Group Ltd.	115	1,062
Sydney Airport (b)	454	2,107
Tabcorp Holdings Ltd.	1,908	6,612
Tatts Group Ltd.	1,873	5,798
Telstra Corp. Ltd.	593	2,213
TPG Telecom Ltd. (a)	263	1,387
Transurban Group (b)	291	2,266
Treasury Wine Estates Ltd.	52	415
Vicinity Centres REIT	6,161	13,292
Wesfarmers Ltd.	271	8,366
Westfield Corp. REIT	4,188	28,282

Westpac Banking Corp.	31	716
Woodside Petroleum Ltd.	153	3,348
Woolworths Ltd.	332	5,615
WorleyParsons Ltd.*	87	556

		571,243

Austria - 0.2%
ANDRITZ AG	87	4,493
OMV AG	47	1,520
Telekom Austria AG*	308	1,710
voestalpine AG	72	2,731

		10,454

Belgium - 1.3%
Ackermans & van Haaren NV	15	1,968
Ageas	16	598
bpost SA	427	9,603
Colruyt SA	203	10,269
Groupe Bruxelles Lambert SA	120	9,859
Proximus SADP	147	4,160
Sofina SA	48	6,469
Solvay SA	15	1,714
Telenet Group Holding NV*	19	1,004
Umicore SA	304	18,230

		63,874

Canada - 8.3%
Agrium, Inc.	87	8,760
Alimentation Couche-Tard, Inc., Class B	156	7,192
ARC Resources Ltd.	89	1,557
Bank of Montreal	187	12,312
Bank of Nova Scotia	131	7,223
BCE, Inc.	84	3,617
Brookfield Asset Management, Inc., Class A	228	7,585
Cameco Corp.	36	331
Canadian Imperial Bank of Commerce	179	14,109
Canadian National Railway Co.	103	6,880
Canadian Natural Resources Ltd.	27	910
Canadian Pacific Railway Ltd.	28	4,282
Canadian Tire Corp. Ltd., Class A	223	23,206
Canadian Utilities Ltd., Class A	324	8,523
Cenovus Energy, Inc.	76	1,174
CGI Group, Inc., Class A*	224	10,600
CI Financial Corp.	446	8,813
Constellation Software, Inc.	8	3,727
Enbridge, Inc. (a)	56	2,353
Fairfax Financial Holdings Ltd.	16	7,596
Fortis, Inc.	740	22,036
Franco-Nevada Corp.	50	2,902
George Weston Ltd.	132	10,968
Great-West Lifeco, Inc.	104	2,735
IGM Financial, Inc.	304	8,795
Imperial Oil Ltd.	15	513
Intact Financial Corp.	187	13,003
Inter Pipeline Ltd.	382	7,759
Loblaw Cos. Ltd.	119	6,177
Magna International, Inc.	196	7,912
Manulife Financial Corp. (a)	259	4,505
Metro, Inc.	966	29,391
National Bank of Canada	235	8,795
Pembina Pipeline Corp.	148	4,344
Power Corp. of Canada	521	11,624
Power Financial Corp.	160	4,036
Restaurant Brands International, Inc.	256	12,179
RioCan Real Estate Investment Trust REIT	645	12,846
Rogers Communications, Inc., Class B	399	15,401
Royal Bank of Canada	39	2,526
Saputo, Inc.	482	16,285
Shaw Communications, Inc., Class B	613	11,986
SNC-Lavalin Group, Inc.	60	2,540
Sun Life Financial, Inc.	299	11,470
Suncor Energy, Inc.	60	1,909
TELUS Corp.	156	4,868
Toronto-Dominion Bank	115	5,437
Tourmaline Oil Corp.*	59	1,590
TransCanada Corp.	83	3,724
Waste Connections, Inc.	76	5,798

		394,804

China - 0.2%
AAC Technologies Holdings, Inc.	255	2,308
China Mengniu Dairy Co. Ltd.	924	1,894
Minth Group Ltd.	200	655
Uni-President China Holdings Ltd.	781	545
Want Want China Holdings Ltd. (a)	1,541	983
Yangzijiang Shipbuilding Holdings Ltd.	2,300	1,317

		7,702

Denmark - 1.2%
Carlsberg A/S, Class B	55	4,682
Chr Hansen Holding A/S	92	5,097
Coloplast A/S, Class B	43	2,734
Danske Bank A/S	35	1,024
DSV A/S	228	10,269
ISS A/S	493	16,870
Jyske Bank A/S	12	524
Novo Nordisk A/S, Class B	20	679
Novozymes A/S, Class B	128	4,340
Pandora A/S	15	1,787
TDC A/S*	442	2,251
Tryg A/S	96	1,729
Vestas Wind Systems A/S	7	462
William Demant Holding A/S*	132	2,236

		54,684

Finland - 2.3%
Elisa OYJ	371	11,657
Fortum OYJ	768	11,161
Huhtamaki OYJ	192	7,230
Kesko OYJ, Class B	260	12,814
Kone OYJ, Class B	260	11,463
Metso OYJ	315	8,922
Neste OYJ	35	1,439
Nokian Renkaat OYJ	151	5,459
Orion OYJ, Class B	156	6,639
Sampo OYJ, Class A	71	3,142
Stora Enso OYJ, Class R	693	6,693
UPM-Kymmene OYJ	788	18,056
Wartsila OYJ Abp	92	3,881

		108,556

France - 5.4%
Accor SA	24	851
Aeroports de Paris	28	2,757
Air Liquide SA	31	3,160
Airbus Group SE	32	2,046
Alstom SA*	39	1,057
Amundi SA, 144A	15	737
Arkema SA	63	6,040
Atos SE	72	7,449
BioMerieux	19	2,643
Bollore SA	156	512
Bouygues SA	116	3,938
Bureau Veritas SA	167	3,146
Capgemini SA	15	1,185
Carrefour SA	116	2,722
Casino Guichard Perrachon SA	80	3,643
Christian Dior SE	23	4,477
Cie de Saint-Gobain	75	3,256
Cie Generale des Etablissements Michelin	203	21,750
Cie Plastic Omnium SA	35	1,067
CNP Assurances	23	404
Danone SA	39	2,456
Dassault Systemes	47	3,591
Edenred	263	5,550
Eiffage SA	56	3,700
Engie SA	100	1,236
Essilor International SA	24	2,548
Euler Hermes Group	24	2,018
Eurazeo SA	15	815
Faurecia	8	287
Fonciere Des Regions REIT	6	472
Gecina SA REIT	156	20,504
Groupe Eurotunnel SE	56	493
Hermes International	3	1,239
Iliad SA	4	762
Imerys SA	12	837
Ingenico Group SA	14	1,092
Ipsen SA	36	2,442
JCDecaux SA	47	1,226
Kering	11	2,392
Lagardere SCA	107	2,641
Legrand SA	127	7,107
L’Oreal SA	7	1,196

LVMH Moet Hennessy Louis Vuitton SE (a)	7	1,275
Orange SA	267	3,896
Orpea	24	1,856
Publicis Groupe SA	156	10,133
Remy Cointreau SA	16	1,345
Renault SA	4	315
Rexel SA	243	3,761
Safran SA	23	1,580
Sanofi	1	81
Sartorius Stedim Biotech	20	1,276
Schneider Electric SE	48	3,199
SCOR SE	75	2,384
SEB SA	35	4,704
Societe BIC SA	43	5,567
Sodexo SA	97	10,619
Suez	287	4,011
Technip SA	52	3,605
Teleperformance	119	11,631
Thales SA	131	12,803
TOTAL SA	1	48
Unibail-Rodamco SE REIT	34	7,511
Valeo SA	235	13,115
Veolia Environnement SA	287	4,964
Vinci SA	87	5,651
Vivendi SA	176	3,359

		256,133

Germany - 4.0%
adidas AG	39	5,751
Allianz SE	7	1,112
Axel Springer SE	19	816
BASF SE	48	4,124
Bayer AG	1	94
Brenntag AG	80	4,215
Continental AG	11	1,953
Covestro AG, 144A	31	1,994
Deutsche Boerse AG	9	698
Deutsche Lufthansa AG	268	3,476
Deutsche Post AG	342	10,699
Deutsche Telekom AG	103	1,624
Deutsche Wohnen AG	593	18,280
E.ON SE	1,724	11,388
Evonik Industries AG	191	5,331
Fielmann AG	39	2,457
Fraport AG Frankfurt Airport Services Worldwide	39	2,267
Fresenius Medical Care AG & Co. KGaA	31	2,420
Fresenius SE & Co. KGaA	63	4,528
FUCHS PETROLUB SE	44	1,632
GEA Group AG	135	5,037
Hannover Rueck SE	31	3,293
HeidelbergCement AG	36	3,231
Hella KGaA Hueck & Co.	48	1,674
Henkel AG & Co. KGaA	15	1,529
HOCHTIEF AG	56	7,972
HUGO BOSS AG	12	689
Infineon Technologies AG	128	2,143
KION Group AG	95	5,390
LANXESS AG	72	4,444
LEG Immobilien AG*	39	2,958
Linde AG	28	4,669
MAN SE	20	1,974
Merck KGaA	19	1,905
METRO AG	75	2,243
MTU Aero Engines AG	88	9,258
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15	2,734
OSRAM Licht AG	56	2,854
ProSiebenSat.1 Media SE	84	2,881
Rational AG	4	1,763
RWE AG*	513	6,454
SAP SE	8	669
Siemens AG	23	2,601
Suedzucker AG	52	1,167
Symrise AG	88	5,331
Talanx AG	8	254
thyssenkrupp AG	197	4,476
TUI AG	252	3,319
Uniper SE*	168	2,095
United Internet AG	56	2,145
Vonovia SE	124	4,003
Wacker Chemie AG	11	972
Wirecard AG (a)	48	2,143

		189,129

Hong Kong - 4.8%
AIA Group Ltd.	120	732
ASM Pacific Technology Ltd.	68	680
Bank of East Asia Ltd.	509	2,110
BOC Hong Kong Holdings Ltd.	188	705
Cafe de Coral Holdings Ltd.	1,066	3,834
Cathay Pacific Airways Ltd. (a)	769	1,041
Champion REIT	9,874	5,614
Cheung Kong Infrastructure Holdings Ltd.	187	1,562
Cheung Kong Property Holdings Ltd.	243	1,663
China Travel International Investment Hong Kong Ltd.	1,570	459
Chow Tai Fook Jewellery Group Ltd.	1,374	1,125
CK Hutchison Holdings Ltd.	192	2,339
CLP Holdings Ltd.	1,091	10,669
Dah Sing Financial Holdings Ltd.	63	422
First Pacific Co. Ltd.	4,507	3,167
Great Eagle Holdings Ltd.	454	2,010
Hang Lung Group Ltd.	383	1,407
Hang Lung Properties Ltd.	506	1,140
Hang Seng Bank Ltd.	39	739
Henderson Land Development Co. Ltd.	680	3,756
Hong Kong & China Gas Co. Ltd.	2,219	4,131
Hong Kong Exchanges & Clearing Ltd.	32	842
Hongkong Land Holdings Ltd.	1,100	7,051
Hopewell Highway Infrastructure Ltd.	4,213	2,162
Hopewell Holdings Ltd.	2,728	9,953
Hutchison Telecommunications Hong Kong Holdings Ltd.	4,388	1,465
Hysan Development Co. Ltd.	1,158	5,106
Johnson Electric Holdings Ltd.	303	877
Kerry Logistics Network Ltd.	1,393	1,864
Kerry Properties Ltd.	1,609	4,605
Kowloon Development Co. Ltd.	240	234
Li & Fung Ltd.	2,965	1,300
Lifestyle International Holdings Ltd.	2,063	2,649
Link REIT	6,380	43,923
MTR Corp. Ltd.	471	2,356
New World Development Co. Ltd.	8,257	9,197
NWS Holdings Ltd.	4,660	8,050
PCCW Ltd.	17,952	10,438
Power Assets Holdings Ltd.	749	7,146
Sa Sa International Holdings Ltd.	991	445
Shangri-La Asia Ltd.	2,351	2,561
Sino Land Co. Ltd.	5,922	9,314
SJM Holdings Ltd.	369	299
Sun Art Retail Group Ltd.	2,613	2,217
Sun Hung Kai Properties Ltd.	252	3,298
Swire Pacific Ltd., Class A	562	5,597
Swire Properties Ltd.	748	2,261
Techtronic Industries Co. Ltd.	565	2,203
Television Broadcasts Ltd.	553	1,971
Texwinca Holdings Ltd.	1,514	1,109
VTech Holdings Ltd.	406	5,239
WH Group Ltd., 144A	2,362	1,964
Wharf Holdings Ltd.	566	4,196
Wheelock & Co. Ltd.	801	4,761
Xinyi Glass Holdings Ltd.*	588	438
Yue Yuen Industrial Holdings Ltd.	2,804	10,104

		226,500

Ireland - 1.0%
DCC PLC	100	7,659
Experian PLC	736	13,885
Glanbia PLC	108	1,832
James Hardie Industries PLC CDI	638	9,814
Kerry Group PLC, Class A	63	4,466
Paddy Power Betfair PLC	63	6,588
Ryanair Holdings PLC*	95	1,381
Smurfit Kappa Group PLC	171	3,900

		49,525

Israel - 1.4%
Airport City Ltd.*	119	1,229
Alony Hetz Properties & Investments Ltd. REIT	423	3,613

Amot Investments Ltd.	649	2,856
Azrieli Group Ltd.	44	1,920
Bank Hapoalim BM	35	210
Bank Leumi Le-Israel BM*	219	891
Bezeq The Israeli Telecommunication Corp. Ltd.	5,610	10,360
Delek Automotive Systems Ltd.	112	984
Delek Energy Systems Ltd.*	3	1,655
Elbit Systems Ltd.	148	14,970
First International Bank of Israel Ltd.	16	220
Frutarom Industries Ltd.	43	2,310
Gazit-Globe Ltd.	80	725
Israel Chemicals Ltd.	68	261
Israel Discount Bank Ltd., Class A*	597	1,218
Melisron Ltd.	48	2,068
Mizrahi Tefahot Bank Ltd.	404	5,660
Nice Ltd.	147	9,708
Oil Refineries Ltd.*	936	354
Paz Oil Co. Ltd.	16	2,667
Shikun & Binui Ltd.	260	482
Teva Pharmaceutical Industries Ltd.	42	1,556

		65,917

Italy - 0.7%
Atlantia SpA	56	1,245
Davide Campari-Milano SpA	192	1,853
Enel SpA	891	3,605
EXOR SpA	7	294
Ferrari NV	64	3,510
Italgas SpA*	178	637
Luxottica Group SpA	16	833
Parmalat SpA	641	1,703
Poste Italiane SpA, 144A	59	367
Prysmian SpA	296	7,087
Recordati SpA	123	3,352
Salvatore Ferragamo SpA	12	259
Snam SpA	892	3,458
Terna Rete Elettrica Nazionale SpA	832	3,612

		31,815

Japan - 19.9%
Advantest Corp.	100	1,361
Aeon Co. Ltd.	100	1,383
Aisin Seiki Co. Ltd.	400	17,166
Ajinomoto Co., Inc.	100	1,942
Alfresa Holdings Corp.	400	6,400
Amada Holdings Co. Ltd.	100	1,117
Asahi Group Holdings Ltd.	400	13,066
Astellas Pharma, Inc.	400	5,545
Autobacs Seven Co. Ltd.	100	1,457
Azbil Corp.	300	8,162
Bandai Namco Holdings, Inc.	100	2,865
Benesse Holdings, Inc.	100	2,664
Calbee, Inc.	300	9,386
Canon Marketing Japan, Inc.	100	1,581
Canon, Inc.	100	2,862
Chubu Electric Power Co., Inc.	100	1,409
Chugai Pharmaceutical Co. Ltd.	300	8,465
Citizen Watch Co. Ltd.	100	613
COMSYS Holdings Corp.	800	13,726
Concordia Financial Group Ltd.	1,200	5,534
Daicel Corp.	100	1,106
Daiichi Sankyo Co. Ltd.	400	8,362
Daito Trust Construction Co. Ltd.	300	46,799
Denka Co. Ltd.	3,000	13,296
DIC Corp.	300	9,307
FamilyMart UNY Holdings Co. Ltd.	369	23,155
Fuji Electric Co. Ltd.	3,000	14,797
Furukawa Electric Co. Ltd.	300	9,307
Glory Ltd.	100	3,278
H2O Retailing Corp.	100	1,502
Hakuhodo DY Holdings, Inc.	700	8,158
Hamamatsu Photonics KK	300	7,991
Hankyu Hanshin Holdings, Inc.	100	3,173
Heiwa Corp.	100	2,160
Hitachi Chemical Co. Ltd.	400	8,811
Hitachi Construction Machinery Co. Ltd.	100	2,066
Hitachi Transport System Ltd.	100	2,053
Honda Motor Co. Ltd.	100	2,924
House Foods Group, Inc.	100	2,013
Idemitsu Kosan Co. Ltd.	100	2,271

Iida Group Holdings Co. Ltd.	100	1,947
Inpex Corp.	200	1,904
Isuzu Motors Ltd.	100	1,184
Ito En Ltd.	300	9,952
ITOCHU Corp.	400	5,483
Itochu Techno-Solutions Corp.	300	8,109
J. Front Retailing Co. Ltd.	100	1,415
Japan Petroleum Exploration Co. Ltd.	200	4,084
JSR Corp.	400	5,778
JTEKT Corp.	100	1,606
JX Holdings, Inc.	1,500	5,745
Kagome Co. Ltd.	300	7,074
Kandenko Co. Ltd.	3,000	28,040
Kansai Paint Co. Ltd.	300	5,516
Kao Corp.	400	18,490
Kewpie Corp.	100	2,372
Kinden Corp.	100	1,266
Kintetsu Group Holdings Co. Ltd.	1,000	3,879
Kirin Holdings Co. Ltd.	400	6,542
Kissei Pharmaceutical Co. Ltd.	300	7,069
Koito Manufacturing Co. Ltd.	100	5,231
Komatsu Ltd.	100	2,311
Komeri Co. Ltd.	100	2,377
Konami Holdings Corp.	300	10,189
Kuraray Co. Ltd.	1,100	15,620
Kurita Water Industries Ltd.	100	2,087
Kyocera Corp.	300	14,312
Kyushu Financial Group, Inc.	100	661
Lintec Corp.	100	2,128
M3, Inc.	300	7,775
Makita Corp.	300	20,405
Marubeni Corp.	700	3,848
Maruichi Steel Tube Ltd.	100	3,234
Medipal Holdings Corp.	100	1,437
MISUMI Group, Inc.	400	7,182
Mitsubishi Chemical Holdings Corp.	800	5,052
Mitsubishi Corp.	100	2,169
Mitsubishi Materials Corp.	100	2,971
Mitsubishi Shokuhin Co. Ltd.	300	8,675
Mitsubishi Tanabe Pharma Corp.	100	1,888
Mitsubishi UFJ Lease & Finance Co. Ltd.	100	462
Mitsui & Co. Ltd.	100	1,353
Miura Co. Ltd.	100	1,515
NGK Spark Plug Co. Ltd.	500	10,294
NHK Spring Co. Ltd.	300	2,822
Nikon Corp.	100	1,474
Nippon Express Co. Ltd.	1,000	5,187
Nippon Paint Holdings Co. Ltd.	100	3,168
Nippon Shokubai Co. Ltd.	200	12,304
Nippon Steel & Sumitomo Metal Corp.	100	2,153
Nissan Chemical Industries Ltd.	300	10,018
Nisshin Seifun Group, Inc.	400	5,627
Nomura Real Estate Holdings, Inc.	100	1,625
Nomura Research Institute Ltd.	100	3,405
NSK Ltd.	300	3,281
Obayashi Corp.	700	6,684
Oji Holdings Corp.	1,000	4,116
Omron Corp.	300	11,111
ORIX Corp.	100	1,563
Osaka Gas Co. Ltd.	4,000	15,186
OSG Corp.	300	5,953
Otsuka Holdings Co. Ltd.	300	12,235
Panasonic Corp.	300	3,065
Park24 Co. Ltd.	100	2,852
Pigeon Corp.	100	2,530
Resona Holdings, Inc.	100	483
Rohto Pharmaceutical Co. Ltd.	100	1,418
Sanwa Holdings Corp.	400	3,967
Secom Co. Ltd.	300	21,903
Seibu Holdings, Inc.	400	7,200
Seino Holdings Co. Ltd.	100	1,115
Sekisui Chemical Co. Ltd.	700	10,640
Shimachu Co. Ltd.	100	2,590
Shin-Etsu Chemical Co. Ltd.	300	22,274
Showa Denko KK	100	1,355
Showa Shell Sekiyu KK	100	896
Skylark Co. Ltd.	100	1,404
Sohgo Security Services Co. Ltd.	300	12,256

Sojitz Corp.	800	2,036
Sony Corp.	100	2,886
Sotetsu Holdings, Inc.	3,000	14,770
Stanley Electric Co. Ltd.	100	2,769
Sugi Holdings Co. Ltd.	100	4,686
Sumitomo Corp.	400	4,792
Sumitomo Electric Industries Ltd.	100	1,406
Sumitomo Forestry Co. Ltd.	100	1,373
Sumitomo Rubber Industries Ltd.	300	4,973
Suruga Bank Ltd.	300	6,785
Suzuki Motor Corp.	300	9,689
T&D Holdings, Inc.	100	1,254
Teijin Ltd.	400	7,435
Terumo Corp.	100	3,532
Tobu Railway Co. Ltd.	1,000	4,809
Toho Co. Ltd.	100	2,883
Toho Gas Co. Ltd.	3,000	23,854
Tokyo Broadcasting System Holdings, Inc.	100	1,570
Tokyo Gas Co. Ltd.	4,000	17,507
TOTO Ltd.	100	3,848
Toyo Suisan Kaisha Ltd.	300	10,663
Toyobo Co. Ltd.	3,000	4,529
Toyoda Gosei Co. Ltd.	100	2,168
Toyota Industries Corp.	300	14,112
Ube Industries Ltd.	1,000	2,089
Unicharm Corp.	100	2,137
Ushio, Inc.	100	1,210
USS Co. Ltd.	100	1,607
Yahoo Japan Corp.	300	1,095
Yakult Honsha Co. Ltd.	400	17,623
Yamada Denki Co. Ltd.	400	2,145
Yamaha Corp.	300	9,175
Yamato Holdings Co. Ltd.	100	2,011
Yamato Kogyo Co. Ltd.	100	2,852
Yaskawa Electric Corp.	100	1,540
Yokogawa Electric Corp.	100	1,391
Zensho Holdings Co. Ltd.	100	1,717

		944,645

Jersey Island - 0.0%
Randgold Resources Ltd.	24	1,709

Jordan - 0.0%
Hikma Pharmaceuticals PLC	39	829

Luxembourg - 0.1%
Eurofins Scientific SE	1	438
L’Occitane International SA	427	838
RTL Group SA	36	2,448
SES SA	64	1,385
Tenaris SA	84	1,343

		6,452

Netherlands - 1.2%
Akzo Nobel NV (a)	136	8,477
ASML Holding NV	23	2,382
Boskalis Westminster	84	2,624
Gemalto NV	35	1,787
GrandVision NV, 144A	51	1,037
Heineken Holding NV	36	2,532
Heineken NV	12	900
Koninklijke Ahold Delhaize NV	606	11,963
Koninklijke DSM NV	56	3,399
Koninklijke KPN NV	423	1,220
Koninklijke Philips NV	155	4,462
Koninklijke Vopak NV	60	2,807
NN Group NV	56	1,802
QIAGEN NV*	55	1,520
Randstad Holding NV	39	1,982
Wolters Kluwer NV	216	7,795

		56,689

New Zealand - 2.3%
Air New Zealand Ltd.	1,764	2,701
Auckland International Airport Ltd.	493	2,151
Contact Energy Ltd.	966	3,218
Fisher & Paykel Healthcare Corp. Ltd.	1,553	9,004
Fletcher Building Ltd.	4,308	31,390
Kiwi Property Group Ltd.	9,214	9,535
Mercury NZ Ltd.	593	1,265
Meridian Energy Ltd.	1,317	2,399
Ryman Healthcare Ltd.	1,581	9,805
SKY Network Television Ltd.	1,700	5,772

SKYCITY Entertainment Group Ltd.	1,809	5,065
Spark New Zealand Ltd.	9,095	23,433
Vector Ltd.	629	1,400
Warehouse Group Ltd.	752	1,562

		108,700

Norway - 0.8%
DNB ASA	64	943
Gjensidige Forsikring ASA	72	1,152
Marine Harvest ASA*	83	1,493
Norsk Hydro ASA	3,104	14,636
Orkla ASA	736	6,562
Statoil ASA	16	274
Telenor ASA	200	2,955
Yara International ASA	239	8,843

		36,858

Portugal - 0.3%
EDP - Energias de Portugal SA	2,243	6,488
Galp Energia SGPS SA	183	2,478
Jeronimo Martins SGPS SA	279	4,413

		13,379

Russia - 0.0%
Polymetal International PLC	72	673

Singapore - 3.2%
Ascendas Real Estate Investment Trust REIT	3,000	4,922
CapitaLand Commercial Trust REIT	6,300	6,729
CapitaLand Ltd.	2,300	4,946
CapitaLand Mall Trust REIT	8,000	10,891
City Developments Ltd.	800	4,714
ComfortDelGro Corp. Ltd.	6,300	11,084
DBS Group Holdings Ltd.	100	1,225
Genting Singapore PLC	2,300	1,558
Global Logistic Properties Ltd.	2,600	3,739
Golden Agri-Resources Ltd.	5,100	1,531
Hutchison Port Holdings Trust, Class U	3,900	1,638
Keppel Corp. Ltd.	800	3,044
M1 Ltd.	1,500	2,053
Oversea-Chinese Banking Corp. Ltd.	100	634
SATS Ltd.	3,100	10,410
Sembcorp Industries Ltd.	100	188
SIA Engineering Co. Ltd.	700	1,666
Singapore Airlines Ltd.	2,300	16,057
Singapore Exchange Ltd.	1,600	8,154
Singapore Post Ltd.	1,500	1,550
Singapore Press Holdings Ltd. (a)	2,400	6,283
Singapore Technologies Engineering Ltd.	2,400	5,663
Singapore Telecommunications Ltd.	1,500	3,958
StarHub Ltd.	3,000	6,032
Suntec Real Estate Investment Trust REIT	7,200	8,520
UOL Group Ltd.	700	2,883
Venture Corp. Ltd.	1,900	12,880
Wilmar International Ltd.	2,700	6,635
Yanlord Land Group Ltd.	1,500	1,450

		151,037

South Africa - 0.3%
Mediclinic International PLC	28	248
Mondi PLC	697	14,221

		14,469

South Korea - 3.9%
AMOREPACIFIC Group	1	110
Cheil Worldwide, Inc.	87	1,113
CJ CheilJedang Corp.	7	2,299
CJ Corp.	1	150
Coway Co. Ltd.	44	3,180
Daelim Industrial Co. Ltd.	11	719
Daewoo Engineering & Construction Co. Ltd.*	192	849
Dongbu Insurance Co. Ltd.	52	3,247
Doosan Corp.	7	662
Doosan Heavy Industries & Construction Co. Ltd.	23	508
E-MART, Inc.	11	1,769
GS Holdings Corp.	53	2,466
Hana Financial Group, Inc.	52	1,430
Hankook Tire Co. Ltd.	120	5,563
Hanon Systems	139	1,160

Hanwha Chemical Corp.	48	955
Hanwha Corp.	76	2,295
Hite Jinro Co. Ltd.	24	447
Hyosung Corp.	16	1,902
Hyundai Department Store Co. Ltd.	8	739
Hyundai Development Co.-Engineering & Construction	4	141
Hyundai Engineering & Construction Co. Ltd.	71	2,390
Hyundai Glovis Co. Ltd.	1	136
Hyundai Heavy Industries Co. Ltd.*	4	486
Hyundai Marine & Fire Insurance Co. Ltd.	64	1,993
Hyundai Mobis Co. Ltd.	88	18,743
Hyundai Motor Co.	11	1,251
Hyundai Steel Co.	48	2,049
Hyundai Wia Corp.	3	177
Industrial Bank of Korea	40	447
Kangwon Land, Inc.	76	2,318
KB Financial Group, Inc.	72	2,593
KCC Corp.	4	1,275
Kia Motors Corp.	92	2,943
Korea Electric Power Corp.	128	5,091
Korea Gas Corp.	24	880
Korea Zinc Co. Ltd.	1	404
Korean Air Lines Co. Ltd.*	32	855
KT Corp.	44	1,123
KT&G Corp.	120	10,778
Kumho Petrochemical Co. Ltd.	15	937
LG Chem Ltd.	12	2,325
LG Corp.	91	4,398
LG Display Co. Ltd.	223	5,341
LG Electronics, Inc.	151	5,799
LG Household & Health Care Ltd.	1	673
LG Uplus Corp.	227	2,223
Lotte Chemical Corp.	1	275
LOTTE Fine Chemical Co. Ltd.	47	1,114
LS Corp.	40	2,084
Mando Corp.	27	5,785
NCSoft Corp.	4	931
NongShim Co. Ltd.	7	1,949
POSCO	79	16,860
Posco Daewoo Corp.	104	2,371
S-1 Corp.	35	2,841
Samsung Electro-Mechanics Co. Ltd.	19	752
Samsung Electronics Co. Ltd.	4	5,974
Samsung Fire & Marine Insurance Co. Ltd.	15	3,759
Samsung Life Insurance Co. Ltd.	15	1,463
Samsung SDI Co. Ltd.	28	2,211
Shinhan Financial Group Co. Ltd.	63	2,377
Shinsegae Inc.	4	618
SK Hynix, Inc.	299	10,972
SK Innovation Co. Ltd.	36	4,696
SK Networks Co. Ltd.	180	1,047
SK Telecom Co. Ltd.	11	2,127
S-Oil Corp.	51	3,665
Woori Bank	76	780
Yuhan Corp.	12	2,022

		186,005

Spain - 1.4%
Abertis Infraestructuras SA	748	10,002
Acciona SA	11	747
Acerinox SA	23	289
ACS Actividades de Construccion y Servicios SA	104	3,065
Aena SA, 144A	16	2,123
Amadeus IT Group SA	164	7,439
Bankinter SA	55	414
Corp. Financiera Alba SA	35	1,489
Distribuidora Internacional de Alimentacion SA	1,824	8,332
EDP Renovaveis SA	60	382
Enagas SA	291	7,177
Endesa SA	168	3,476
Ferrovial SA	72	1,278
Ferrovial SA*	10	177
Gamesa Corp. Tecnologica SA	15	312
Gas Natural SDG SA	72	1,234
Grifols SA	76	1,492

Iberdrola SA	509	3,066
Industria de Diseno Textil SA	52	1,780
Mapfre SA	116	348
Mediaset Espana Comunicacion SA	136	1,397
Red Electrica Corp. SA	402	7,164
Telefonica SA	188	1,566
Zardoya Otis SA	208	1,626

		66,375

Sweden - 5.0%
Alfa Laval AB	689	10,329
Assa Abloy AB, Class B	410	7,745
Atlas Copco AB, Class A	188	5,682
Atlas Copco AB, Class B	115	3,088
Boliden AB	445	11,482
Electrolux AB, Series B	287	6,706
Fastighets AB Balder, Class B*	491	10,190
Getinge AB, Class B	108	1,649
Hennes & Mauritz AB, Class B	88	2,554
Hexagon AB, Class B	111	3,928
Husqvarna AB, Class B	975	7,208
ICA Gruppen AB (a)	144	4,266
Industrivarden AB, Class A	72	1,328
Industrivarden AB, Class C	75	1,284
Investment AB Latour, Class B	103	3,752
Investor AB, Class B	284	9,582
Kinnevik AB, Class B	4	98
L E Lundbergforetagen AB, Class B	71	4,088
Melker Schorling AB	56	3,376
Sandvik AB	696	8,233
Securitas AB, Class B	1,361	19,976
Skanska AB, Class B	1,525	35,019
SKF AB, Class B	506	9,098
Svenska Cellulosa AB SCA, Class B	322	8,580
Svenska Handelsbanken AB, Class A	19	263
Swedbank AB, Class A	36	830
Swedish Match AB	573	17,863
Tele2 AB, Class B (a)	1,238	9,447
Telefonaktiebolaget LM Ericsson, Class B	964	4,959
Telia Co. AB	963	3,615
Trelleborg AB, Class B	566	10,330
Volvo AB, Class B	1,027	10,969

		237,517

Switzerland - 4.3%
ABB Ltd.*	347	7,058
Actelion Ltd.*	55	10,583
Adecco Group AG	68	4,182
Aryzta AG*	19	808
Baloise Holding AG	28	3,367
Barry Callebaut AG*	4	4,740
Cie Financiere Richemont SA	31	2,022
Clariant AG*	232	3,742
Coca-Cola HBC AG*	184	3,908
DKSH Holding AG	135	8,979
EMS-Chemie Holding AG	8	4,096
Flughafen Zuerich AG	28	4,810
Galenica AG	4	4,221
Geberit AG	29	11,459
Givaudan SA	7	12,452
Glencore PLC*	100	349
Helvetia Holding AG	1	519
Kuehne + Nagel International AG	68	8,865
Lonza Group AG*	43	7,666
Nestle SA	23	1,544
Novartis AG	3	207
Pargesa Holding SA	64	4,052
Partners Group Holding AG	23	11,154
PSP Swiss Property AG	35	3,010
Roche Holding AG	1	223
Schindler Holding AG	19	3,328
Schindler Holding AG Participation Certificates	40	7,092
SGS SA	4	8,022
Sika AG	1	4,843
Sonova Holding AG	64	7,722
STMicroelectronics NV	171	1,746
Straumann Holding AG	12	4,294
Sulzer AG	20	2,042
Swatch Group AG - Bearer	8	2,347
Swatch Group AG - Registered	8	459

Swiss Life Holding AG*	11	3,019
Swiss Prime Site AG*	80	6,534
Swiss Re AG	80	7,351
Swisscom AG	12	5,118
Syngenta AG	11	4,200
Wolseley PLC	168	9,750
Zurich Insurance Group AG*	7	1,831

		203,714

United Kingdom - 13.7%
3i Group PLC	4,460	38,393
Aberdeen Asset Management PLC	127	425
Admiral Group PLC	493	11,709
Ashmore Group PLC	963	3,298
Ashtead Group PLC	119	2,330
Associated British Foods PLC	60	1,912
AstraZeneca PLC	16	830
Auto Trader Group PLC, 144A	394	1,968
Aviva PLC	99	553
Babcock International Group PLC	410	4,892
BAE Systems PLC	764	5,732
Barratt Developments PLC	168	985
Bellway PLC	75	2,288
Booker Group PLC	4,496	9,684
BP PLC	143	821
British American Tobacco PLC	36	1,976
British Land Co. PLC REIT	1,590	11,750
BT Group PLC	219	977
Bunzl PLC	339	8,725
Burberry Group PLC	335	5,981
Capita PLC	199	1,304
Capital & Counties Properties PLC	605	2,148
Centrica PLC	5,360	14,083
CNH Industrial NV	383	3,267
Cobham PLC (a)	152	312
Compass Group PLC	693	11,871
Croda International PLC	227	9,252
Daily Mail & General Trust PLC, Class A	540	5,148
Derwent London PLC REIT	188	5,661
Diageo PLC	59	1,478
Direct Line Insurance Group PLC	5,268	22,852
Dixons Carphone PLC	1,039	4,307
DS Smith PLC	652	3,201
easyJet PLC	84	1,039
G4S PLC	1,141	3,480
GKN PLC	2,522	9,765
GlaxoSmithKline PLC	96	1,794
Halma PLC	533	6,280
Hammerson PLC REIT	2,441	16,606
Hargreaves Lansdown PLC	111	1,632
Henderson Group PLC	859	2,488
Howden Joinery Group PLC	688	3,095
IMI PLC	330	3,999
Imperial Brands PLC	64	2,745
Inchcape PLC	1,039	7,899
Informa PLC	812	6,589
Inmarsat PLC	303	2,690
InterContinental Hotels Group PLC	277	11,355
International Consolidated Airlines Group SA	75	406
Intertek Group PLC	72	2,959
Intu Properties PLC REIT	1,900	6,388
ITV PLC	1,673	3,512
J Sainsbury PLC (a)	1,916	5,530
John Wood Group PLC	549	5,645
Johnson Matthey PLC	959	37,503
Kingfisher PLC	4,108	18,123
Land Securities Group PLC REIT	1,142	13,840
London Stock Exchange Group PLC	10	343
Marks & Spencer Group PLC	807	3,314
Meggitt PLC	704	4,155
Merlin Entertainments PLC, 144A	545	2,967
Micro Focus International PLC	172	4,536
National Grid PLC	581	6,629
Next PLC	72	4,412
Old Mutual PLC	860	2,040
Pearson PLC	247	2,455
Pennon Group PLC	637	6,510
Persimmon PLC	248	5,268

Petrofac Ltd.	51	506
Provident Financial PLC	167	6,082
Reckitt Benckiser Group PLC	48	4,056
RELX NV	1,043	16,862
RELX PLC	948	16,286
Rentokil Initial PLC	1,680	4,500
Rightmove PLC	96	4,401
Rio Tinto Ltd.	96	4,096
Rio Tinto PLC	27	1,009
Rolls-Royce Holdings PLC*	124,338	155
Rolls-Royce Holdings PLC*	415	3,508
Rolls-Royce Holdings PLC, Class C*	5,609	7
Royal Mail PLC	2,529	14,807
RSA Insurance Group PLC	164	1,108
Sage Group PLC	1,245	10,227
Schroders PLC	35	1,209
Segro PLC REIT	5,746	30,008
Severn Trent PLC	363	9,919
Sky PLC	191	1,864
Smith & Nephew PLC	586	8,251
Smiths Group PLC	332	5,853
SSE PLC	656	12,089
St James’s Place PLC	87	1,022
Standard Life PLC	83	358
TalkTalk Telecom Group PLC (a)	168	335
Tate & Lyle PLC	855	7,243
Taylor Wimpey PLC	1,115	2,066
Tesco PLC*	657	1,713
Travis Perkins PLC	119	1,995
Unilever NV	92	3,696
Unilever PLC	212	8,465
United Utilities Group PLC	888	9,797
Vodafone Group PLC	479	1,160
Weir Group PLC	23	520
Whitbread PLC	83	3,592
William Hill PLC	1,298	4,886
Wm Morrison Supermarkets PLC (a)	7,022	19,082
WPP PLC	312	6,662

		647,499

United States (c) - 0.3%
Carnival PLC	121	6,114
Samsonite International SA	701	2,201
Shire PLC	28	1,630
Thomson Reuters Corp.	80	3,450

		13,395

TOTAL COMMON STOCKS (Cost $5,078,289)		4,720,281

PREFERRED STOCKS - 0.4%
Germany - 0.2%
FUCHS PETROLUB SE	80	3,173
Henkel AG & Co. KGaA	23	2,667
Sartorius AG	19	1,413

		7,253

South Korea - 0.2%
Amorepacific Corp.	39	6,488
LG Electronics, Inc.	11	212

		6,700

Spain - 0.0%
Grifols SA, Class B	95	1,502

Sweden - 0.0%
Fastighets AB Balder	27	969

TOTAL PREFERRED STOCKS (Cost $18,829)		16,424

RIGHTS - 0.0%
Australia - 0.0%
Boral Ltd.*, expires 12/09/16 (Cost $0)	1,177	204

SECURITIES LENDING COLLATERAL - 0.9%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.30% (d)(e) (Cost $43,685)	43,685	43,685

TOTAL INVESTMENTS - 100.8% (Cost $5,140,803)†		4,780,594
Other assets and liabilities, net - (0.8%)		(37,509)

NET ASSETS - 100.0%		$4,743,085

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $5,170,572. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $389,978. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $68,156 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $458,134.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2016 amounted to $37,475, which is 0.8% of net assets.
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Securities are domiciled in the United States and trade on a non-US securities exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2016 the Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Industrials	998,732	21.1%
Real Estate	652,649	13.8
Consumer Discretionary	619,896	13.1
Materials	560,134	11.8
Consumer Staples	483,021	10.2
Financials	448,591	9.5
Utilities	282,634	6.0
Health Care	221,499	4.6
Information Technology	217,829	4.6
Telecommunication Services	145,843	3.1
Energy	106,081	2.2

Total	4,736,909	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$4,720,281	$—	$—	$4,720,281
Preferred Stocks (f)	16,424	—	—	16,424
Rights	204	—	—	204
Short-Term Investments	43,685	—	—	43,685

TOTAL	$4,780,594	$—	$—	$4,780,594

(f)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF

November 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 87.5%
Brazil - 6.6%
AES Tiete Energia SA	502	$2,182
Banco Bradesco SA	54	465
Banco do Brasil SA	15	126
Banco Santander Brasil SA	133	1,107
BB Seguridade Participacoes SA	238	1,991
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	2,593	12,733
BR Malls Participacoes SA*	112	358
BRF SA	160	2,443
BTG Pactual Group	95	429
CCR SA	670	2,914
CETIP SA - Mercados Organizados	1,093	14,334
Cia de Saneamento Basico do Estado de Sao Paulo	498	4,411
Cia Energetica de Minas Gerais	456	1,078
Cia Paranaense de Energia	117	726
Cielo SA	224	1,968
Cosan SA Industria e Comercio	455	5,311
CPFL Energia SA	599	4,367
EDP - Energias do Brasil SA	1,852	7,764
Embraer SA	84	412
Engie Brasil Energia SA	407	4,314
Equatorial Energia SA	1,255	19,475
Estacio Participacoes SA	258	1,280
Hypermarcas SA	93	714
Kroton Educacional SA	217	927
Localiza Rent a Car SA	272	2,787
Lojas Americanas SA	148	564
Lojas Renner SA	1,142	7,590
M Dias Branco SA	134	4,635
Multiplan Empreendimentos Imobiliarios SA	247	4,245
Multiplus SA	292	3,015
Natura Cosmeticos SA	359	2,781
Odontoprev SA	1,096	3,791
Porto Seguro SA	243	2,056
Raia Drogasil SA	539	10,276
Sao Martinho SA	169	2,691
Smiles SA	267	3,777
Sul America SA	891	4,944
TIM Participacoes SA	366	898
TOTVS SA	254	1,615
Transmissora Alianca de Energia Eletrica SA	247	1,355
Ultrapar Participacoes SA	614	12,543
WEG SA	314	1,445

		162,837

Chile - 3.2%
AES Gener SA	2,047	721
Aguas Andinas SA, Class A	10,590	6,637
Banco de Chile	3,161	359
Banco de Credito e Inversiones	76	3,808
Banco Santander Chile	8,379	455
Cencosud SA	3,444	10,154
Cia Cervecerias Unidas SA	395	3,975
Colbun SA	4,242	813
Empresa Nacional de Telecomunicaciones SA*	212	2,256
Empresas COPEC SA	260	2,524
Endesa Americas SA	9,210	4,033
Enel Chile SA	77,274	7,300
Enel Generacion Chile SA	6,413	4,015
Enersis Americas SA	57,701	9,425
Itau CorpBanca	97,562	797
Latam Airlines Group SA*	1,588	14,021
SACI Falabella	105	830
SONDA SA	3,385	6,548

		78,671

China - 12.1%
Agile Group Holdings Ltd.	2,025	1,133
Agricultural Bank of China Ltd., Class H	13,797	5,781
Air China Ltd., Class H	3,924	2,691
Aluminum Corp. of China Ltd., Class H*	6,062	2,704
Anhui Conch Cement Co. Ltd., Class H (a)	381	1,103
Anhui Expressway Co. Ltd., Class H	2,682	2,199
Anhui Gujing Distillery Co. Ltd., Class B	900	3,397
ANTA Sports Products Ltd.	218	639
BAIC Motor Corp. Ltd., Class H, 144A	150	146

Bank of China Ltd., Class H	4,322	1,967
Bank of Communications Co. Ltd., Class H	778	598
BBMG Corp., Class H	60	23
Beijing Capital International Airport Co. Ltd., Class H	2,399	2,366
Beijing Jingneng Clean Energy Co. Ltd., Class H	3,639	1,131
Belle International Holdings Ltd.	6,142	3,524
BOE Technology Group Co. Ltd., Class B	3,500	1,011
China BlueChemical Ltd., Class H	3,983	914
China Cinda Asset Management Co. Ltd., Class H	655	236
China CITIC Bank Corp. Ltd., Class H	1,134	740
China Coal Energy Co. Ltd., Class H*	704	355
China Communications Construction Co. Ltd., Class H	2,839	3,404
China Communications Services Corp. Ltd., Class H	8,987	5,295
China Conch Venture Holdings Ltd.	1,860	3,429
China Construction Bank Corp., Class H	241	180
China Dongxiang Group Co. Ltd.	5,891	1,177
China Eastern Airlines Corp. Ltd., Class H	1,158	563
China Everbright Bank Co. Ltd., Class H	8,489	4,027
China Evergrande Group	470	321
China Hongqiao Group Ltd.	2,070	1,921
China Huarong Asset Management Co. Ltd., 144A*	2,210	889
China Huishan Dairy Holdings Co. Ltd.	932	348
China International Capital Corp. Ltd., Class H, 144A*	348	511
China Longyuan Power Group Corp. Ltd., Class H	408	319
China Machinery Engineering Corp., Class H	577	377
China Medical System Holdings Ltd.	1,978	3,300
China Merchants Bank Co. Ltd., Class H	1,048	2,589
China Minsheng Banking Corp. Ltd., Class H	3,599	4,065
China Molybdenum Co. Ltd., Class H	1,436	370
China National Accord Medicines Corp. Ltd., Class B	300	1,850
China National Materials Co. Ltd., Class H	1,189	287
China Oilfield Services Ltd., Class H	517	490
China Pacific Insurance Group Co. Ltd., Class H	1,110	4,315
China Petroleum & Chemical Corp., Class H	9,962	6,961
China Railway Construction Corp. Ltd., Class H	782	1,111
China Railway Group Ltd., Class H	1,856	1,675
China Railway Signal & Communication Corp. Ltd., Class H, 144A	615	492
China Reinsurance Group Corp., Class H	8,623	2,079
China Shenhua Energy Co. Ltd., Class H	7,218	14,945
China Southern Airlines Co. Ltd., Class H	1,252	718
China Telecom Corp. Ltd., Class H	346	167
China Vanke Co. Ltd., Class H	3,996	12,261
China Zhongwang Holdings Ltd.	9,969	4,627
Chongqing Changan Automobile Co. Ltd., Class B	2,200	3,318
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,112	694
CITIC Securities Co. Ltd., Class H	768	1,798
CNOOC Ltd.	731	922
Country Garden Holdings Co. Ltd.	3,486	1,950
CSG Holding Co. Ltd., Class B	2,000	1,715
CSPC Pharmaceutical Group Ltd.	1,847	1,984
Dali Foods Group Co. Ltd., 144A	1,537	826

Dalian Port PDA Co. Ltd., Class H	1,898	347
Datang International Power Generation Co. Ltd., Class H	1,485	400
Dazhong Transportation Group Co. Ltd., Class B	2,000	1,426
Dongfeng Motor Group Co. Ltd., Class H	1,075	1,093
ENN Energy Holdings Ltd.	1,234	5,679
Fosun International Ltd.	26	39
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	2,123	6,459
Geely Automobile Holdings Ltd.	5,713	5,907
GF Securities Co. Ltd., Class H	719	1,683
Golden Eagle Retail Group Ltd.	1,227	1,762
Great Wall Motor Co. Ltd., Class H	2,210	2,080
Guangdong Electric Power Development Co. Ltd., Class B	3,200	1,489
Guangshen Railway Co. Ltd., Class H	9,914	5,240
Guangzhou Automobile Group Co. Ltd., Class H	14,894	19,509
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	100	241
Guangzhou R&F Properties Co. Ltd., Class H	1,085	1,379
Haitian International Holdings Ltd.	977	1,952
Haitong Securities Co. Ltd., Class H	351	677
Hengan International Group Co. Ltd.	367	2,889
Huadian Energy Co. Ltd., Class B*	1,900	967
Huadian Power International Corp. Ltd., Class H	5	2
Huaneng Power International, Inc., Class H	1,605	1,006
Huishang Bank Corp. Ltd., Class H	1,687	855
Industrial & Commercial Bank of China Ltd., Class H	2,294	1,405
Inner Mongolia Yitai Coal Co. Ltd., Class B	1,000	952
Jiangling Motors Corp. Ltd., Class B	300	787
Jiangsu Expressway Co. Ltd., Class H	6,798	9,062
Jiangxi Copper Co. Ltd., Class H	1,211	1,852
Jinzhou Port Co. Ltd., Class B	600	321
KWG Property Holding Ltd.	3,869	2,175
Lao Feng Xiang Co. Ltd., Class B	800	2,771
Lenovo Group Ltd.	734	455
Longfor Properties Co. Ltd.	5,123	6,585
Maanshan Iron & Steel Co. Ltd., Class H*	582	153
Metallurgical Corp. of China Ltd., Class H	4,099	1,469
New China Life Insurance Co. Ltd., Class H	593	3,001
People’s Insurance Co. Group of China Ltd., Class H	779	328
PetroChina Co. Ltd., Class H	9,554	6,491
PICC Property & Casualty Co. Ltd., Class H	709	1,188
Ping An Insurance Group Co. of China Ltd., Class H	16	88
Qinqin Foodstuffs Group Cayman Co. Ltd.*	2,004	641
Red Star Macalline Group Corp. Ltd., Class H, 144A	111	109
Shandong Chenming Paper Holdings Ltd., Class B	1,700	1,648
Shandong Chenming Paper Holdings Ltd., Class H	167	166
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	123	85
Shanghai Bailian Group Co. Ltd., Class B*	1,000	1,364
Shanghai Baosight Software Co. Ltd., Class B	200	345
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B*	2,400	1,884
Shanghai Huayi Group Corp. Ltd., Class B	600	634
Shanghai Jinjiang International Hotels Development Co. Ltd., Class B	700	1,531

Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	200	303
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	200	309
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	1,440	2,239
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	1,600	3,552
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	861	2,153
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B*	800	402
Shenzhen Chiwan Wharf Holdings Ltd., Class B	300	510
Shenzhen Expressway Co. Ltd., Class H	10,549	10,132
Shenzhou International Group Holdings Ltd.	525	3,229
Sichuan Expressway Co. Ltd., Class H	1,755	729
Sino-Ocean Group Holding Ltd.	979	418
Sinopec Engineering Group Co. Ltd., Class H	6,751	5,831
Sinopec Shanghai Petrochemical Co. Ltd., Class H	3,731	1,962
Sinopharm Group Co. Ltd., Class H	495	2,310
Sinotrans Ltd., Class H	607	304
Sinotruk Hong Kong Ltd.	1,812	1,259
SOHO China Ltd.	1,122	594
Sunac China Holdings Ltd.	1,181	897
Sunny Optical Technology Group Co. Ltd.	240	1,208
Tencent Holdings Ltd.	14	350
TravelSky Technology Ltd., Class H	412	864
Tsingtao Brewery Co. Ltd., Class H	648	2,556
Weichai Power Co. Ltd., Class H	2,671	4,304
Weifu High-Technology Group Co. Ltd., Class B	100	255
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	164	259
Yantai Changyu Pioneer Wine Co. Ltd., Class B	600	1,658
Yanzhou Coal Mining Co. Ltd., Class H	797	557
Zhejiang Expressway Co. Ltd., Class H	1,396	1,492
Zhongsheng Group Holdings Ltd.	1,730	1,606
Zhuzhou CRRC Times Electric Co. Ltd.	47	255
Zijin Mining Group Co. Ltd., Class H	6,355	2,130
ZTE Corp., Class H	105	171

		296,297

Colombia - 0.8%
Almacenes Exito SA	762	3,566
Cementos Argos SA	730	2,613
Cemex Latam Holdings SA*	460	1,671
Ecopetrol SA*	172	74
Grupo Argos SA	326	1,922
Grupo de Inversiones Suramericana SA	306	3,555
Interconexion Electrica SA ESP	1,854	6,006

		19,407

Czech Republic - 0.2%
CEZ AS	151	2,452
Moneta Money Bank AS, 144A*	836	2,730
O2 Czech Republic AS	74	680

		5,862

Greece - 0.1%
FF Group*	8	172
JUMBO SA	60	854
Motor Oil Hellas Corinth Refineries SA	71	920
OPAP SA	4	37
Titan Cement Co. SA	6	136

		2,119

Hong Kong - 4.2%
Beijing Enterprises Holdings Ltd.	1,567	7,232
Beijing Enterprises Water Group Ltd.*	588	425

Bosideng International Holdings Ltd.	6,765	637
Brilliance China Automotive Holdings Ltd. (a)	78	109
China Agri-Industries Holdings Ltd.*	1,956	787
China Everbright International Ltd.	204	247
China Everbright Ltd.	1,039	2,098
China Gas Holdings Ltd.	749	991
China Jinmao Holdings Group Ltd.	23,234	6,230
China Merchants Port Holdings Co. Ltd.	822	2,064
China Mobile Ltd.	79	862
China Overseas Land & Investment Ltd.	1,425	4,115
China Power International Development Ltd.	1,307	484
China Resources Beer Holdings Co. Ltd.*	745	1,577
China Resources Cement Holdings Ltd.	1,205	517
China Resources Gas Group Ltd.	1,262	3,742
China Resources Land Ltd.	1,486	3,609
China Resources Power Holdings Co. Ltd.	1,794	2,951
China State Construction International Holdings Ltd.	573	926
China Unicom Hong Kong Ltd.	1,300	1,579
COSCO SHIPPING Ports Ltd.	3,878	4,060
Far East Horizon Ltd.	746	674
Guangdong Investment Ltd.	3,974	5,564
Haier Electronics Group Co. Ltd.	1,761	2,938
Kingboard Chemical Holdings Ltd.	5,109	14,326
Kingboard Laminates Holdings Ltd.	8,304	7,355
Kunlun Energy Co. Ltd.	5,706	4,171
Lee & Man Paper Manufacturing Ltd.	6,478	4,978
Nine Dragons Paper Holdings Ltd.	823	723
Shanghai Industrial Holdings Ltd.	1,666	4,693
Shenzhen International Holdings Ltd.	3,431	5,051
Shenzhen Investment Ltd.	7,854	3,423
Shimao Property Holdings Ltd.	1,000	1,307
Sino Biopharmaceutical Ltd.	1,269	870
Sinofert Holdings Ltd.	2,040	282
Yuexiu Property Co. Ltd.	5,310	787

		102,384

Hungary - 1.1%
Magyar Telekom Telecommunications PLC	4,275	7,125
MOL Hungarian Oil & Gas PLC	171	10,687
OTP Bank PLC	14	377
Richter Gedeon Nyrt	455	9,086

		27,275

Indonesia - 2.1%
PT Adaro Energy Tbk	14,117	1,594
PT Astra International Tbk	3,136	1,747
PT Bank Central Asia Tbk	1,600	1,688
PT Bank Danamon Indonesia Tbk	1,206	289
PT Bank Mandiri Persero Tbk	2,218	1,718
PT Bank Negara Indonesia Persero Tbk	7,510	2,868
PT Bank Rakyat Indonesia Persero Tbk	2,564	2,062
PT Bumi Serpong Damai Tbk	17,200	2,158
PT Charoen Pokphand Indonesia Tbk	1,500	349
PT Gudang Garam Tbk	332	1,592
PT Indocement Tunggal Prakarsa Tbk	1,754	2,068
PT Indofood CBP Sukses Makmur Tbk	3,872	2,471
PT Indofood Sukses Makmur Tbk	6,384	3,568
PT Jasa Marga Persero Tbk	1,890	579
PT Kalbe Farma Tbk	16,660	1,844
PT Media Nusantara Citra Tbk	2,400	307
PT Perusahaan Gas Negara Persero Tbk	10,268	2,008
PT Semen Indonesia Persero Tbk	9,664	6,329
PT Surya Citra Media Tbk	8,170	1,513

PT Tambang Batubara Bukit Asam Persero Tbk	2,844	2,476
PT Telekomunikasi Indonesia Persero Tbk	18,988	5,296
PT Tower Bersama Infrastructure Tbk	842	345
PT Unilever Indonesia Tbk	381	1,139
PT United Tractors Tbk	2,186	3,387
PT XL Axiata Tbk*	5,952	1,010

		50,405

Malaysia - 4.5%
AirAsia Bhd	7,100	4,388
Alliance Financial Group Bhd	2,600	2,241
AMMB Holdings Bhd	1,700	1,591
Astro Malaysia Holdings Bhd	5,700	3,331
Axiata Group Bhd	2,020	1,895
Berjaya Sports Toto Bhd	8,400	5,887
British American Tobacco Malaysia Bhd	300	2,969
CIMB Group Holdings Bhd	800	819
DiGi.Com Bhd	2,700	2,944
Felda Global Ventures Holdings Bhd	1,100	379
Gamuda Bhd	4,200	4,514
Genting Bhd	1,700	3,030
Genting Malaysia Bhd	2,500	2,614
HAP Seng Consolidated Bhd	1,400	2,489
Hong Leong Bank Bhd	400	1,191
Hong Leong Financial Group Bhd	500	1,679
IJM Corp. Bhd	5,500	3,978
IOI Corp. Bhd	200	195
IOI Properties Group Bhd	11,300	5,288
KLCCP Stapled Group (b)	2,500	4,266
Kuala Lumpur Kepong Bhd	100	535
Lafarge Malaysia Bhd	900	1,451
Malaysia Airports Holdings Bhd	700	995
Maxis Bhd	1,400	1,872
MISC Bhd	700	1,151
MMC Corp. Bhd	6,400	3,439
Petronas Chemicals Group Bhd	3,100	4,741
Petronas Dagangan Bhd	800	4,120
Petronas Gas Bhd	700	3,288
PPB Group Bhd	800	2,802
Public Bank Bhd	500	2,192
RHB Bank Bhd	421	462
RHB Bank Bhd	400	0
SapuraKencana Petroleum Bhd*	1,400	452
Sime Darby Bhd	2,700	4,812
Telekom Malaysia Bhd	1,500	2,072
Tenaga Nasional Bhd	2,400	7,545
UEM Sunrise Bhd	2,000	466
UMW Holdings Bhd	200	230
Westports Holdings Bhd	2,400	2,349
YTL Corp. Bhd	13,800	4,450
YTL Power International Bhd	16,800	5,304

		110,416

Malta - 0.2%
Brait SE*	639	3,879

Mexico - 6.2%
Alfa SAB de CV, Class A	1,732	2,299
Alpek SAB de CV	2,087	2,886
Alsea SAB de CV	2,200	6,491
America Movil SAB de CV, Series L	4,327	2,646
Arca Continental SAB de CV	83	440
Banregio Grupo Financiero SAB de CV	399	2,146
Cemex SAB de CV, Series CPO*	1,622	1,268
Coca-Cola Femsa SAB de CV, Series L	1,472	9,313
Concentradora Fibra Danhos SA de CV REIT	783	1,226
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	4,480	6,631
El Puerto de Liverpool SAB de CV, Class C1	343	2,719
Fibra Uno Administracion SA de CV REIT	2,404	3,731
Fomento Economico Mexicano SAB de CV	827	6,500
Gentera SAB de CV	7,436	11,757
Gruma SAB de CV, Class B	217	2,608
Grupo Aeromexico SAB de CV*	2,764	4,856
Grupo Aeroportuario del Centro Norte SAB de CV	951	4,501
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,085	9,286

Grupo Aeroportuario del Sureste SAB de CV, Class B	623	9,044
Grupo Bimbo SAB de CV, Series A	1,279	2,958
Grupo Carso SAB de CV, Series A1	485	1,803
Grupo Comercial Chedraui SA de CV	2,391	4,360
Grupo Financiero Banorte SAB de CV, Class O	667	3,213
Grupo Financiero Interacciones SA de CV, Class O	217	809
Grupo Lala SAB de CV	1,144	1,730
Grupo Mexico SAB de CV, Series B	953	2,621
Grupo Televisa SAB, Series CPO	784	3,256
Industrias Bachoco SAB de CV, Series B	887	3,492
Industrias CH SAB de CV, Series B*	731	4,123
Industrias Penoles SAB de CV	71	1,532
Infraestructura Energetica Nova SAB de CV	114	505
Kimberly-Clark de Mexico SAB de CV, Class A	2,605	4,592
Megacable Holdings SAB de CV, Series CPO	1,698	5,297
Mexichem SAB de CV	2,074	4,970
Nemak SAB de CV, 144A	1,259	1,160
OHL Mexico SAB de CV*	625	540
Organizacion Soriana SAB de CV, Class B*	695	1,536
Promotora y Operadora de Infraestructura SAB de CV	790	6,996
Promotora y Operadora de Infraestructura SAB de CV, Class L	476	3,552
Telesites SAB de CV*	842	494
Wal-Mart de Mexico SAB de CV	487	898

		150,785

Peru - 0.3%
Cia de Minas Buenaventura SAA, ADR	50	558
Credicorp Ltd.	44	6,895

		7,453

Philippines - 1.9%
Aboitiz Equity Ventures, Inc.	2,790	4,110
Aboitiz Power Corp.	2,900	2,502
Alliance Global Group, Inc.	1,800	471
Ayala Corp.	130	1,898
Ayala Land, Inc.	1,300	860
Bank of the Philippine Islands	670	1,213
BDO Unibank, Inc.	390	878
DMCI Holdings, Inc.	12,400	3,366
Energy Development Corp.	20,500	2,098
Globe Telecom, Inc.	10	294
GT Capital Holdings, Inc.	85	1,981
International Container Terminal Services, Inc.	280	407
JG Summit Holdings, Inc.	1,120	1,537
Jollibee Foods Corp.	1,400	6,075
Manila Electric Co.	900	4,796
Megaworld Corp.	16,900	1,251
Metropolitan Bank & Trust Co.	640	965
Petron Corp.	20,400	3,815
PLDT, Inc.	25	636
Semirara Mining & Power Corp.	740	1,949
SM Investments Corp.	110	1,380
SM Prime Holdings, Inc.	4,600	2,451
Universal Robina Corp.	390	1,332

		46,265

Poland - 1.5%
Asseco Poland SA	827	10,375
Bank Handlowy w Warszawie SA	8	128
Bank Zachodni WBK SA	5	349
Budimex SA	42	2,057
CCC SA	47	2,231
Ciech SA	49	654
Cyfrowy Polsat SA*	449	2,587
Enea SA*	205	455
Eurocash SA	662	6,146
Grupa Azoty SA	48	704
Grupa Lotos SA*	143	1,258
KGHM Polska Miedz SA	14	292
mBank SA*	1	77

Orange Polska SA	817	1,051
PGE Polska Grupa Energetyczna SA	192	425
Polski Koncern Naftowy ORLEN SA	101	1,842
Polskie Gornictwo Naftowe i Gazownictwo SA	1,873	2,212
Synthos SA*	1,420	1,484
Tauron Polska Energia SA*	3,100	1,960

		36,287

Qatar - 1.0%
Aamal Co.*	384	1,397
Al Meera Consumer Goods Co. QSC	14	608
Barwa Real Estate Co.	197	1,666
Commercial Bank QSC	15	136
Doha Bank QSC	31	286
Industries Qatar QSC	15	433
Ooredoo QSC	135	3,448
Qatar Electricity & Water Co. QSC	39	2,281
Qatar Gas Transport Co. Ltd.	589	3,737
Qatar Insurance Co. SAQ	248	5,858
Qatar International Islamic Bank QSC	26	435
Qatar Islamic Bank SAQ	7	191
Qatar Navigation QSC	120	2,890
United Development Co. QSC	179	904

		24,270

Romania - 0.3%
New Europe Property Investments PLC	632	7,253

Russia - 3.7%
Acron PJSC	48	2,542
Aeroflot PJSC*	6,111	12,760
Alrosa PJSC	1,540	2,206
Bashneft PJSC	53	2,914
Federal Grid Co Unified Energy System PJSC	286,438	888
Gazprom PJSC	616	1,419
Inter RAO UES PJSC	82,183	4,836
LSR Group PJSC, GDR	58	174
Lukoil PJSC	421	20,784
Magnitogorsk Iron & Steel OJSC	4,529	2,416
MegaFon PJSC, GDR	32	280
MMC Norilsk Nickel PJSC	5	803
Mobile TeleSystems PJSC	2,431	8,668
Moscow Exchange MICEX-RTS PJSC	178	326
Novatek OJSC	71	805
Novolipetsk Steel PJSC	1,251	2,285
PhosAgro PJSC, GDR	69	949
Rosneft PJSC	144	759
ROSSETI PJSC	33,040	619
Rostelecom PJSC	2,716	3,558
RusHydro PJSC	243,563	3,546
Severstal PJSC	210	3,124
Surgutneftegas OJSC	2,155	1,000
Tatneft PJSC	2,009	12,080
Unipro PJSC	47,403	2,070
Uralkali PJSC*	45	116

		91,927

South Africa - 15.5%
AECI Ltd.	523	3,688
African Rainbow Minerals Ltd.	82	628
Anglo American Platinum Ltd.*	3	62
AngloGold Ashanti Ltd.*	44	487
Aspen Pharmacare Holdings Ltd.	70	1,447
Assore Ltd. (a)	35	570
Attacq Ltd.*	275	323
AVI Ltd.	1,460	9,034
Barclays Africa Group Ltd.	41	460
Barloworld Ltd.	405	3,088
Bid Corp. Ltd.	430	7,559
Bidvest Group Ltd.	5,023	58,308
Capitec Bank Holdings Ltd.	105	4,868
Clicks Group Ltd.	1,840	15,822
Coronation Fund Managers Ltd.	110	563
Discovery Ltd.	376	2,987
Distell Group Ltd.	87	971
EOH Holdings Ltd.	120	1,412
Exxaro Resources Ltd.	263	1,811
FirstRand Ltd.	79	284
Foschini Group Ltd.	424	4,484
Gold Fields Ltd.	164	521
Grindrod Ltd.	178	176

Growthpoint Properties Ltd. REIT	7,684	13,630
Harmony Gold Mining Co. Ltd.	109	245
Hyprop Investments Ltd. REIT	2,342	18,870
Impala Platinum Holdings Ltd.*	78	246
Imperial Holdings Ltd.	876	10,590
JSE Ltd.	229	2,582
KAP Industrial Holdings Ltd.	10,353	5,610
Liberty Holdings Ltd.	86	679
Life Healthcare Group Holdings Ltd.	1,406	3,111
Massmart Holdings Ltd.	1,527	12,465
MMI Holdings Ltd.	363	569
Mondi Ltd.	132	2,666
Mr Price Group Ltd.	595	6,153
MTN Group Ltd.	104	839
Nampak Ltd.	63	71
Nedbank Group Ltd.	53	869
Netcare Ltd.	1,143	2,546
Northam Platinum Ltd.*	115	339
Omnia Holdings Ltd.	661	7,634
Pick n Pay Stores Ltd.	2,869	13,398
Pioneer Foods Group Ltd.	186	2,068
PSG Group Ltd.	37	513
Redefine Properties Ltd. REIT	20,708	15,280
Remgro Ltd.	594	8,856
Resilient REIT Ltd. REIT	1,329	9,807
Reunert Ltd.	1,794	8,382
RMB Holdings Ltd.	1,535	6,829
Sanlam Ltd.	395	1,737
Santam Ltd.	329	5,466
Sappi Ltd.*	1,050	6,236
Sasol Ltd.	299	8,087
Shoprite Holdings Ltd.	1,186	15,807
SPAR Group Ltd. (a)	2,250	30,398
Standard Bank Group Ltd.	99	1,066
Sun International Ltd./South Africa	110	629
Super Group Ltd./South Africa*	2,141	6,171
Telkom SA SOC Ltd.	1,030	5,112
Tiger Brands Ltd. (a)	348	9,778
Tongaat Hulett Ltd.	151	1,400
Truworths International Ltd.	876	4,382
Tsogo Sun Holdings Ltd.	2,560	5,149
Vodacom Group Ltd.	220	2,270
Woolworths Holdings Ltd.	434	2,009

		380,097

Taiwan - 15.9%
Acer, Inc.*	530	225
Advanced Semiconductor Engineering, Inc.	4,114	4,421
Advantech Co. Ltd.	489	3,935
Asia Cement Corp.	2,977	2,620
Asustek Computer, Inc.	127	1,052
AU Optronics Corp.	13,554	4,869
Capital Securities Corp.	5,340	1,500
Catcher Technology Co. Ltd.	188	1,365
Cathay Real Estate Development Co. Ltd.*	2,248	1,312
Chang Hwa Commercial Bank Ltd.	3,213	1,719
Cheng Shin Rubber Industry Co. Ltd.	4,223	7,950
Cheng Uei Precision Industry Co. Ltd.	1,651	1,865
Chicony Electronics Co. Ltd.	3,246	7,648
China Airlines Ltd.	7,115	2,134
China Motor Corp.	7,096	5,967
China Steel Corp.	9,100	7,138
Chunghwa Telecom Co. Ltd.	1,259	4,246
Compal Electronics, Inc.	14,490	8,251
CTBC Financial Holding Co. Ltd.	9,507	5,220
Delta Electronics, Inc.	1,206	6,054
E.Sun Financial Holding Co. Ltd.	4,902	2,845
Eclat Textile Co. Ltd.	37	383
Eternal Materials Co. Ltd.	11,668	12,117
Eva Airways Corp.	3,517	1,727
Far Eastern International Bank	4,739	1,347
Far Eastern New Century Corp.	2,867	2,114
Far EasTone Telecommunications Co. Ltd.	2,758	6,386
Feng Hsin Steel Co. Ltd.	7,787	11,067
Feng TAY Enterprise Co. Ltd.	381	1,428
First Financial Holding Co. Ltd.	4,332	2,283
Formosa Chemicals & Fibre Corp.	4,457	13,970
Formosa Petrochemical Corp.	539	1,818
Formosa Plastics Corp.	2,932	8,353
Formosa Taffeta Co. Ltd.	1,941	1,815

Foxconn Technology Co. Ltd.	2,782	7,297
Fubon Financial Holding Co. Ltd.	735	1,140
Giant Manufacturing Co. Ltd.	198	1,180
Hon Hai Precision Industry Co. Ltd.	2,602	6,694
Hotai Motor Co. Ltd.	126	1,449
Hua Nan Financial Holdings Co. Ltd.	5,724	2,909
Innolux Corp.	12,758	4,403
Inventec Corp.	28,199	19,066
Largan Precision Co. Ltd.	19	2,200
Lite-On Technology Corp.	19,272	30,414
MediaTek, Inc.	100	695
Mega Financial Holding Co. Ltd.	3,763	2,686
Nan Ya Plastics Corp.	3,283	6,911
Nan Ya Printed Circuit Board Corp.	201	153
Novatek Microelectronics Corp.	2,314	7,696
Pegatron Corp.	3,122	7,435
Pou Chen Corp.	6,813	8,518
President Chain Store Corp.	1,321	9,926
Quanta Computer, Inc.	1,965	3,662
Realtek Semiconductor Corp.	682	2,118
Shin Kong Financial Holding Co. Ltd.*	5,705	1,471
Siliconware Precision Industries Co. Ltd.	7,115	10,771
SinoPac Financial Holdings Co. Ltd.	9,555	2,728
Synnex Technology International Corp.	1,246	1,274
Taishin Financial Holding Co. Ltd.	4,808	1,765
Taiwan Business Bank	6,764	1,713
Taiwan Cement Corp.	6,604	7,635
Taiwan Fertilizer Co. Ltd.	8,746	11,127
Taiwan Glass Industry Corp.*	315	133
Taiwan Mobile Co. Ltd.	1,343	4,530
Taiwan Secom Co. Ltd.	1,579	4,310
Taiwan Semiconductor Manufacturing Co. Ltd.	443	2,544
Teco Electric and Machinery Co. Ltd.	4,922	4,115
Ton Yi Industrial Corp.	2,611	1,118
Transcend Information, Inc.	1,741	4,774
Unimicron Technology Corp.	5,666	2,124
Uni-President Enterprises Corp.	4,813	8,230
United Microelectronics Corp.	47,014	16,594
Vanguard International Semiconductor Corp.	2,582	4,869
Walsin Lihwa Corp.	26,694	11,223
Wan Hai Lines Ltd.	1,010	524
Wistron Corp.	11,000	7,869
Yuanta Financial Holding Co. Ltd.	9,537	3,456
Yulon Motor Co. Ltd.	674	585
Yulon Nissan Motor Co. Ltd.	14	88

		389,266

Thailand - 3.7%
Advanced Info Service PCL, NVDR	233	944
Airports of Thailand PCL, NVDR	143	1,611
Bangkok Bank PCL	200	874
Bangkok Dusit Medical Services PCL, NVDR	2,052	1,340
Bangkok Expressway & Metro PCL, NVDR	19,013	4,130
Bangkok Life Assurance PCL, NVDR	473	699
Banpu PCL, NVDR	3,481	1,824
BEC World PCL, NVDR	712	369
Berli Jucker PCL	1,000	1,471
BTS Group Holdings PCL, NVDR	13,203	3,219
Central Pattana PCL, NVDR	3,675	5,820
Charoen Pokphand Foods PCL, NVDR	2,262	1,823
CP ALL PCL, NVDR	1,959	3,308
Delta Electronics Thailand PCL, NVDR	827	1,756
Electricity Generating PCL, NVDR	760	4,239
Glow Energy PCL, NVDR	1,357	3,005
Home Product Center PCL, NVDR	16,649	4,806
Indorama Ventures PCL, NVDR	2,000	1,850
Intouch Holdings PCL, NVDR	2,125	2,963
IRPC PCL, NVDR	38,401	5,209
Kasikornbank PCL	100	476

Krung Thai Bank PCL, NVDR	3,300	1,628
Land & Houses PCL, NVDR	25,333	6,603
Minor International PCL, NVDR	2,294	2,411
PTT Exploration & Production PCL, NVDR	800	1,850
PTT Global Chemical PCL, NVDR	1,641	2,875
PTT PCL, NVDR	100	978
Ratchaburi Electricity Generating Holding PCL, NVDR	3,000	4,204
Siam City Cement PCL, NVDR	146	1,101
Siam Commercial Bank PCL, NVDR	600	2,464
Thai Airways International PCL, NVDR*	1,330	917
Thai Oil PCL, NVDR	3,300	6,844
Thai Union Group PCL, NVDR	10,221	5,930
TMB Bank PCL, NVDR	9,171	519
Total Access Communication PCL, NVDR	91	87

		90,147

Turkey - 1.9%
Akbank TAS	439	967
Akcansa Cimento AS	400	1,461
Anadolu Efes Biracilik Ve Malt Sanayii AS	94	494
Arcelik AS	721	4,214
Aselsan Elektronik Sanayi Ve Ticaret AS	479	1,545
Aygaz AS	367	1,172
BIM Birlesik Magazalar AS	253	3,556
Coca-Cola Icecek AS	55	526
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	3,956	3,334
Enka Insaat ve Sanayi AS	465	633
Eregli Demir ve Celik Fabrikalari TAS	4,579	6,290
Ford Otomotiv Sanayi AS	350	2,946
Haci Omer Sabanci Holding AS	418	1,068
KOC Holding AS	164	595
Migros Ticaret AS*	121	611
Petkim Petrokimya Holding AS	5,932	6,315
TAV Havalimanlari Holding AS	35	132
Tofas Turk Otomobil Fabrikasi AS	151	944
Turk Telekomunikasyon AS	536	864
Turk Traktor ve Ziraat Makineleri AS	102	2,172
Turkcell Iletisim Hizmetleri AS*	497	1,309
Turkiye Garanti Bankasi AS	299	636
Turkiye Sinai Kalkinma Bankasi AS	1,708	623
Turkiye Sise ve Cam Fabrikalari AS	2,004	1,940
Turkiye Vakiflar Bankasi TAO, Class D	526	640
Ulker Biskuvi Sanayi AS	182	916

		45,903

United Arab Emirates - 0.5%
Abu Dhabi Commercial Bank PJSC	332	560
Air Arabia PJSC	9,796	3,387
Al Waha Capital PJSC	1,366	662
Aldar Properties PJSC	2,840	1,918
Dana Gas PJSC*	3,218	482
DP World Ltd.	25	388
Dubai Investments PJSC	1,586	976
Dubai Islamic Bank PJSC	354	505
DXB Entertainments PJSC*	1,773	710
Emaar Malls PJSC	775	549
Emaar Properties PJSC	800	1,485
Emirates Telecommunications Group Co. PJSC	333	1,691
Union National Bank PJSC	234	287

		13,600

TOTAL COMMON STOCKS (Cost $2,176,057)		2,142,805

PREFERRED STOCKS - 3.7%
Brazil - 2.5%
Banco Bradesco SA	2	18
Braskem SA, Class A	1,035	8,415
Cia Brasileira de Distribuicao	567	9,152
Cia de Gas de Sao Paulo - COMGAS, Class A	388	5,141
Cia de Transmissao de Energia Eletrica Paulista	116	2,165
Cia Energetica de Minas Gerais	1,338	3,125
Cia Paranaense de Energia, Class B	261	2,234

Gerdau SA	638	2,556
Itau Unibanco Holding SA	453	4,744
Itausa - Investimentos Itau SA	7,913	20,142
Lojas Americanas SA	266	1,288
Telefonica Brasil SA	173	2,310

		61,290

Chile - 0.4%
Embotelladora Andina SA, Class B	1,069	4,006
Sociedad Quimica y Minera de Chile SA, Class B	136	3,882

		7,888

Colombia - 0.4%
Bancolombia SA	556	4,731
Cementos Argos SA	834	2,838
Grupo Aval Acciones y Valores SA	5,265	2,007
Grupo de Inversiones Suramericana SA	45	506

		10,082

Russia - 0.4%
Bashneft PJSC	68	1,453
Surgutneftegas OJSC	4,223	2,054
Tatneft PJSC, Series 3	353	1,095
Transneft PJSC	2	5,507

		10,109

TOTAL PREFERRED STOCKS (Cost $82,422)		89,369

RIGHTS - 0.0%
Chile - 0.0%
Latam Airlines Group SA*, expires 12/21/16	178	3

Indonesia - 0.0%
PT Jasa Marga Persero Tbk*, expires 12/08/16	127	2

South Africa - 0.0%
KAP Industrial Holdings Ltd.*, expires 12/09/16	835	1

Taiwan - 0.0%
Taishin Financial Holding Co. Ltd.*, expires 12/20/16	182	0

TOTAL RIGHTS (Cost $0)		6

SECURITIES LENDING COLLATERAL - 1.6%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.30% (c)(d) (Cost $40,109)	40,109	40,109

TOTAL INVESTMENTS - 92.8% (Cost $2,298,588)†		2,272,289
Other assets and liabilities, net - 7.2%		176,437

NET ASSETS - 100.0%		$2,448,726

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,302,001. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $29,712. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $131,127 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $160,839.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2016 amounted to $37,674, which is 1.5% of net assets.
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
OJSC:	Open Joint Stock Company
PJSC:	Private Joint Stock Company
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2016 the Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Industrials	346,575	15.5%
Consumer Staples	286,255	12.8
Financials	271,794	12.1
Materials	237,539	10.7
Information Technology	232,585	10.4
Consumer Discretionary	214,252	9.6
Utilities	187,086	8.4
Energy	165,431	7.4
Real Estate	165,069	7.4
Telecommunication Services	88,922	4.0
Health Care	36,672	1.7

Total	2,232,180	100.0%

At November 30, 2016, open future contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(e )
SGX NIFTY 50 Futures	USD	13	$214,240	12/29/2016	$5,343

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2016.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$2,140,566	$—	$2,239	$2,142,805
Preferred Stocks (f)	89,369	—	—	89,369
Rights (f)	6	—	0	6
Short-Term Investments	40,109	—	—	40,109
Derivatives (g)
Futures Contracts	5,343	—	—	5,343

TOTAL	$2,275,393	$—	$2,239	$2,277,632

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended November 30, 2016, the amount of transfers between Level 1 and Level 3 was $1,895. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF

November 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.7%
Consumer Discretionary - 16.9%
Adient PLC*	400	$21,424
Advance Auto Parts, Inc.	947	160,725
Amazon.com, Inc.*	10	7,506
AMC Networks, Inc., Class A*	540	29,835
Aramark	6,521	224,388
AutoNation, Inc.*	473	21,124
AutoZone, Inc.*	543	425,267
Bed Bath & Beyond, Inc. (a)	1,153	51,666
Best Buy Co., Inc.	2,038	93,137
BorgWarner, Inc. (a)	199	7,084
Brinker International, Inc. (a)	2,169	115,196
Brunswick Corp.	1,094	54,831
Burlington Stores, Inc.*	1,496	131,528
Cabela’s, Inc.*(a)	346	21,535
Cable One, Inc.	267	157,813
CarMax, Inc.*(a)	406	23,463
Carnival Corp.	5,097	262,037
Carter’s, Inc.	1,562	142,595
CBS Corp., Class B	1,970	119,618
Charter Communications, Inc., Class A*	66	18,170
Chipotle Mexican Grill, Inc.*	69	27,347
Choice Hotels International, Inc.	611	31,436
Cinemark Holdings, Inc.	2,451	97,648
Coach, Inc.	4,694	170,815
Comcast Corp., Class A	750	52,132
CST Brands, Inc.	549	26,368
D.R. Horton, Inc.	4,278	118,586
Darden Restaurants, Inc.	7,018	514,419
Delphi Automotive PLC	949	60,736
Dick’s Sporting Goods, Inc.	3,057	180,577
Dillard’s, Inc., Class A (a)	69	4,934
Discovery Communications, Inc., Class A*(a)	1,362	36,897
Discovery Communications, Inc., Class C*	1,763	46,614
Dollar General Corp.	4,141	320,182
Domino’s Pizza, Inc.	1,492	250,716
Dunkin’ Brands Group, Inc. (a)	745	40,446
Expedia, Inc.	70	8,683
Extended Stay America, Inc.	337	5,244
Foot Locker, Inc.	4,556	326,529
Ford Motor Co.	7,147	85,478
GameStop Corp., Class A (a)	675	16,666
Gap, Inc.	277	6,917
Garmin Ltd.	1,765	92,062
General Motors Co.	2,171	74,965
Gentex Corp.	5,654	104,542
Genuine Parts Co.	6,795	653,883
Goodyear Tire & Rubber Co.	2,106	64,633
Graham Holdings Co., Class B	14	6,856
H&R Block, Inc. (a)	2,991	66,281
Hanesbrands, Inc.	1,365	31,709
Harley-Davidson, Inc.	1,566	95,354
Hasbro, Inc.	2,374	202,716
Hilton Worldwide Holdings, Inc.	885	22,187
Home Depot, Inc.	549	71,041
Hyatt Hotels Corp., Class A*(a)	273	14,016
International Game Technology PLC	549	14,153
Interpublic Group of Companies, Inc.	9,455	227,582
John Wiley & Sons, Inc., Class A	2,307	126,539
Kohl’s Corp.	543	29,230
L Brands, Inc.	1,424	99,993
Las Vegas Sands Corp.	346	21,684
Lear Corp.	3,790	490,843
Leggett & Platt, Inc.	4,689	225,353
Lennar Corp., Class A	475	20,206
Liberty Broadband Corp., Class A*	133	9,247
Liberty Broadband Corp., Class C*	413	29,451
Liberty Expedia Holdings, Inc., Class A*	545	23,958
Liberty Interactive Corp., Class A*	1,837	38,044
Liberty Media Corp-Liberty SiriusXM, Class A*	1,767	64,142
Liberty Media Corp-Liberty SiriusXM, Class C*	3,511	125,553
Liberty Ventures, Series A*	492	19,198
Live Nation Entertainment, Inc.*	476	13,176

LKQ Corp.*	5,099	167,400
Lowe’s Cos., Inc.	2,859	201,702
lululemon athletica, Inc.*	339	19,320
Macy’s, Inc.	199	8,398
Madison Square Garden Co., Class A*	201	34,902
Marriott International, Inc., Class A	3,054	240,594
Mattel, Inc.	7,964	251,423
McDonald’s Corp.	1,153	137,518
MGM Resorts International*	277	7,953
Michael Kors Holdings Ltd.*	1,366	63,505
Michaels Cos., Inc.*	2,104	51,296
Mohawk Industries, Inc.*	405	79,963
Murphy USA, Inc.*	1,084	73,918
Newell Brands, Inc.	1,158	54,438
News Corp., Class A	7,487	86,550
News Corp., Class B	3,190	38,120
NIKE, Inc., Class B	2,925	146,455
Nordstrom, Inc.	682	38,137
Norwegian Cruise Line Holdings Ltd.*	810	32,246
NVR, Inc.*	202	322,190
Omnicom Group, Inc.	6,995	608,145
O’Reilly Automotive, Inc.*	1,156	317,322
Panera Bread Co., Class A*	1,017	215,716
Penske Automotive Group, Inc. (a)	209	10,431
Polaris Industries, Inc. (a)	142	12,334
Pool Corp.	2,245	225,869
Priceline Group, Inc.*	64	96,236
PVH Corp.	541	57,314
Ralph Lauren Corp.	475	49,690
Regal Entertainment Group, Class A (a)	4,286	98,192
Ross Stores, Inc.	7,809	527,810
Royal Caribbean Cruises Ltd.	685	55,464
Sally Beauty Holdings, Inc.*	3,621	94,834
Scripps Networks Interactive, Inc., Class A	946	65,520
Service Corp. International	2,859	77,164
ServiceMaster Global Holdings, Inc.*	1,161	44,373
Signet Jewelers Ltd. (a)	676	61,712
Sirius XM Holdings, Inc. (a)	13,316	60,854
Six Flags Entertainment Corp.	2,787	160,643
Skechers U.S.A., Inc., Class A*	143	3,258
Staples, Inc.	1,082	10,463
Starbucks Corp.	1,839	106,607
Starz, Class A*	209	7,077
Target Corp.	4,219	325,876
TEGNA, Inc.	612	13,727
Thor Industries, Inc.	2,519	253,336
Tiffany & Co. (a)	814	67,139
Time Warner, Inc.	613	56,286
TJX Cos., Inc.	5,440	426,170
Toll Brothers, Inc.*	340	10,084
Tractor Supply Co.	1,970	147,888
Tupperware Brands Corp.	1,699	94,193
Twenty-First Century Fox, Inc., Class A	3,261	91,667
Twenty-First Century Fox, Inc., Class B	1,358	38,105
Ulta Salon Cosmetics & Fragrance, Inc.*	400	103,800
Under Armour, Inc., Class C*	2,790	71,926
Urban Outfitters, Inc.*(a)	1,429	45,156
Vail Resorts, Inc.	815	129,096
VF Corp.	2,314	126,136
Viacom, Inc., Class B	338	12,668
Vista Outdoor, Inc.*	1,703	68,375
Visteon Corp.	2,989	235,145
Walt Disney Co.	340	33,701
Wendy’s Co. (a)	5,590	70,266
Whirlpool Corp.	884	143,597
Williams-Sonoma, Inc.	619	33,909
Wyndham Worldwide Corp.	1,629	117,272
Yum China Holdings, Inc.*	1,705	47,945
Yum! Brands, Inc.	1,705	108,080

		15,491,508

Consumer Staples - 7.8%
Altria Group, Inc.	1,502	96,023
Archer-Daniels-Midland Co.	3,060	132,284
Blue Buffalo Pet Products, Inc.*	409	9,583
Brown-Forman Corp., Class A	406	19,179

Brown-Forman Corp., Class B	1,556	70,565
Bunge Ltd.	482	32,911
Campbell Soup Co.	3,608	205,259
Casey’s General Stores, Inc.	1,217	146,588
Church & Dwight Co., Inc.	7,202	315,376
Clorox Co.	3,394	392,211
Coca-Cola Co.	616	24,856
Colgate-Palmolive Co.	1,976	128,894
Conagra Brands, Inc.	2,852	104,640
Constellation Brands, Inc., Class A	410	61,967
Costco Wholesale Corp.	2,585	388,034
Coty, Inc., Class A*	206	3,854
CVS Health Corp.	613	47,134
Dr Pepper Snapple Group, Inc.	4,151	360,058
Energizer Holdings, Inc.	746	33,473
Estee Lauder Cos., Inc., Class A	2,850	221,445
Flowers Foods, Inc. (a)	1,769	27,455
General Mills, Inc.	4,355	265,394
Hain Celestial Group, Inc.*	342	13,403
Herbalife Ltd.*(a)	73	3,579
Hershey Co.	3,540	342,106
Hormel Foods Corp.	7,362	252,075
Ingredion, Inc.	3,199	375,499
JM Smucker Co.	140	17,633
Kellogg Co.	2,032	146,304
Kimberly-Clark Corp.	1,487	171,912
Kroger Co.	3,943	127,359
Lamb Weston Holdings, Inc.*	950	31,806
McCormick & Co., Inc.	3,466	316,099
Mead Johnson Nutrition Co.	2,046	147,496
Molson Coors Brewing Co., Class B	1,090	106,853
Mondelez International, Inc., Class A	4,076	168,094
Monster Beverage Corp.*	365	16,334
PepsiCo, Inc.	675	67,567
Philip Morris International, Inc.	616	54,380
Pilgrim’s Pride Corp. (a)	339	5,970
Pinnacle Foods, Inc.	1,968	97,534
Post Holdings, Inc.*	744	56,789
Procter & Gamble Co.	347	28,614
Spectrum Brands Holdings, Inc.	135	16,185
Sprouts Farmers Market, Inc.*(a)	2,112	42,261
Sysco Corp.	6,794	361,780
TreeHouse Foods, Inc.*(a)	1,626	112,714
Tyson Foods, Inc., Class A	13,068	742,393
US Foods Holding Corp.*	746	17,054
Walgreens Boots Alliance, Inc.	73	6,185
Wal-Mart Stores, Inc.	481	33,877
WhiteWave Foods Co.*	479	26,388
Whole Foods Market, Inc.	4,006	121,742

		7,115,168

Energy - 0.9%
Apache Corp.	274	18,070
Chevron Corp.	199	22,200
Concho Resources, Inc.*	66	9,439
ConocoPhillips	139	6,744
Devon Energy Corp.	139	6,718
Diamond Offshore Drilling, Inc.*(a)	337	6,086
Dril-Quip, Inc.*(a)	549	31,046
EQT Corp.	272	19,062
Exxon Mobil Corp.	339	29,595
FMC Technologies, Inc.*	1,225	41,968
Frank’s International NV (a)	340	4,281
Halliburton Co.	267	14,175
Helmerich & Payne, Inc. (a)	952	72,019
HollyFrontier Corp.	607	17,463
National Oilwell Varco, Inc. (a)	339	12,665
Oceaneering International, Inc.	1,414	37,683
ONEOK, Inc.	344	18,896
Patterson-UTI Energy, Inc.	336	8,961
PBF Energy, Inc., Class A	142	3,407
Phillips 66	1,023	84,991
Pioneer Natural Resources Co.	70	13,373
Rowan Cos. PLC, Class A*	951	16,947
Schlumberger Ltd.	201	16,894
Spectra Energy Corp.	2,654	108,681
Tesoro Corp.	336	27,334
Valero Energy Corp.	1,769	108,900
World Fuel Services Corp.	878	39,036

		796,634

Financials - 14.2%
Affiliated Managers Group, Inc.*	407	60,277
Aflac, Inc.	3,671	262,036
AGNC Investment Corp. REIT	4,501	83,989
Alleghany Corp.*	301	170,953
Allied World Assurance Co. Holdings AG	880	41,193
Allstate Corp.	3,802	265,836
Ally Financial, Inc.	2,237	43,443
American Express Co.	818	58,929
American Financial Group, Inc.	1,762	144,889
American International Group, Inc.	278	17,606
American National Insurance Co.	269	32,415
Ameriprise Financial, Inc.	406	46,369
AmTrust Financial Services, Inc. (a)	1,431	36,433
Annaly Capital Management, Inc. REIT	1,017	10,394
Aon PLC	2,041	232,878
Arch Capital Group Ltd.*	2,578	213,252
Arthur J Gallagher & Co.	3,824	192,538
Artisan Partners Asset Management, Inc., Class A	270	8,046
Aspen Insurance Holdings Ltd.	3,399	173,179
Associated Banc-Corp.	1,155	26,392
Assurant, Inc.	1,227	105,939
Assured Guaranty Ltd.	951	34,008
Axis Capital Holdings Ltd.	4,689	286,076
Bank of Hawaii Corp. (a)	613	51,106
Bank of New York Mellon Corp.	952	45,144
BankUnited, Inc.	954	33,800
BB&T Corp.	1,294	58,554
Berkshire Hathaway, Inc., Class B*	544	85,647
BlackRock, Inc.	69	25,585
BOK Financial Corp. (a)	201	16,144
Brown & Brown, Inc.	4,083	176,998
Capital One Financial Corp.	683	57,399
CBOE Holdings, Inc. (a)	3,552	244,733
Charles Schwab Corp.	345	13,338
Chimera Investment Corp. REIT	6,130	103,965
Chubb Ltd.	954	122,112
Cincinnati Financial Corp.	4,824	370,194
CIT Group, Inc.	879	35,907
Citigroup, Inc.	137	7,725
Citizens Financial Group, Inc.	1,360	45,574
CME Group, Inc.	541	61,084
CNA Financial Corp.	335	12,820
Comerica, Inc.	677	43,159
Commerce Bancshares, Inc.	1,002	54,920
Credit Acceptance Corp.*(a)	65	12,470
Cullen/Frost Bankers, Inc. (a)	335	27,574
Discover Financial Services	3,190	216,186
Donnelley Financial Solutions, Inc.*	269	5,130
E*Trade Financial Corp.*	269	9,283
East West Bancorp, Inc.	742	35,527
Eaton Vance Corp.	2,784	112,585
Endurance Specialty Holdings Ltd.	1,771	163,286
Erie Indemnity Co., Class A	347	37,188
Everest Re Group Ltd.	1,840	387,412
FactSet Research Systems, Inc.	952	152,482
Federated Investors, Inc., Class B	2,720	74,773
Fifth Third Bancorp	4,027	104,783
First American Financial Corp.	5,250	198,135
First Horizon National Corp.	1,093	20,854
First Republic Bank	818	66,994
FNF Group	5,451	174,105
Franklin Resources, Inc.	1,703	66,860
Goldman Sachs Group, Inc.	133	29,166
Hanover Insurance Group, Inc.	2,516	217,860
Hartford Financial Services Group, Inc.	2,240	105,549
Huntington Bancshares, Inc.	5,049	62,911
Interactive Brokers Group, Inc., Class A	745	27,356
Intercontinental Exchange, Inc.	1,190	65,926
Invesco Ltd.	1,967	61,587
JPMorgan Chase & Co.	137	10,983
KeyCorp	5,437	94,114
Lazard Ltd., Class A	752	29,215
Leucadia National Corp.	336	7,399
Lincoln National Corp.	414	26,537
Loews Corp.	2,715	121,225
M&T Bank Corp.	471	67,796

Markel Corp.*	178	159,905
MarketAxess Holdings, Inc.	677	112,226
Marsh & McLennan Cos., Inc.	5,843	404,978
Mercury General Corp. (a)	411	24,002
MetLife, Inc.	539	29,650
MFA Financial, Inc. REIT	12,518	97,891
Moody’s Corp.	1,224	123,012
Morningstar, Inc.	958	69,848
MSCI, Inc.	2,242	176,670
Nasdaq, Inc.	2,180	139,716
Navient Corp.	610	10,510
Northern Trust Corp.	749	61,530
Old Republic International Corp.	9,529	170,283
PacWest Bancorp	687	35,209
People’s United Financial, Inc.	2,445	45,770
PNC Financial Services Group, Inc.	753	83,237
Popular, Inc.	1,022	41,544
Principal Financial Group, Inc.	1,154	66,574
ProAssurance Corp.	1,087	60,926
Progressive Corp.	20,480	681,984
Prudential Financial, Inc.	745	74,947
Raymond James Financial, Inc.	1,084	77,983
Regions Financial Corp.	4,145	56,123
Reinsurance Group of America, Inc.	1,366	166,720
RenaissanceRe Holdings Ltd.	2,179	284,490
S&P Global, Inc.	475	56,520
SEI Investments Co.	2,919	137,718
Signature Bank*	268	40,176
Starwood Property Trust, Inc. REIT	2,647	59,478
State Street Corp.	139	10,953
SunTrust Banks, Inc.	1,765	91,692
Synchrony Financial	5,457	188,594
Synovus Financial Corp.	675	26,129
T. Rowe Price Group, Inc.	4,619	342,083
TCF Financial Corp.	1,155	20,039
TD Ameritrade Holding Corp.	542	22,227
Thomson Reuters Corp.	2,514	108,630
Torchmark Corp.	3,535	247,768
Travelers Cos., Inc.	3,310	375,189
Two Harbors Investment Corp. REIT	3,465	30,042
Unum Group	3,824	161,641
US Bancorp	1,085	53,838
Validus Holdings Ltd.	4,210	228,771
Voya Financial, Inc.	414	16,092
W.R. Berkley Corp.	3,266	201,806
Western Alliance Bancorp*	479	22,379
White Mountains Insurance Group Ltd.	200	167,394
XL Group Ltd.	4,276	154,492
Zions Bancorporation	540	21,487

		13,047,095

Health Care - 8.0%
Abbott Laboratories	1,151	43,819
AbbVie, Inc.	208	12,646
Aetna, Inc.	2,173	284,315
Agilent Technologies, Inc.	2,658	116,899
Align Technology, Inc.*	547	50,898
Allscripts Healthcare Solutions, Inc.*	275	3,019
AmerisourceBergen Corp.	1,156	90,156
Amgen, Inc.	272	39,187
Amsurg Corp.*(a)	1,362	92,779
Anthem, Inc.	1,491	212,512
Baxter International, Inc.	2,655	117,802
Becton Dickinson and Co.	134	22,659
Biogen, Inc.*	64	18,820
Bio-Rad Laboratories, Inc., Class A*	339	58,817
Bio-Techne Corp.	947	99,776
Boston Scientific Corp.*	1,290	26,393
Bristol-Myers Squibb Co.	275	15,521
Bruker Corp.	2,313	52,459
C.R. Bard, Inc.	1,161	244,449
Cardinal Health, Inc.	3,803	270,051
Celgene Corp.*	73	8,651
Centene Corp.*	550	31,697
Cerner Corp.*	947	47,142
Charles River Laboratories International, Inc.*	1,290	91,719
Cigna Corp.	1,558	209,925
Cooper Cos., Inc.	340	55,927
Danaher Corp.	674	52,687
DaVita, Inc.*	2,034	128,854

DENTSPLY SIRONA, Inc.	2,648	154,061
Edwards Lifesciences Corp.*	1,018	84,341
Eli Lilly & Co.	547	36,715
Express Scripts Holding Co.*	2,043	155,023
Gilead Sciences, Inc.	278	20,489
HCA Holdings, Inc.*	880	62,383
Henry Schein, Inc.*	2,916	434,367
Hologic, Inc.*	1,228	47,008
Humana, Inc.	1,022	217,318
IDEXX Laboratories, Inc.*	1,635	192,358
Intuitive Surgical, Inc.*	201	129,392
Johnson & Johnson	406	45,188
Laboratory Corp. of America Holdings*	344	43,292
LifePoint Health, Inc.*	1,219	66,984
McKesson Corp.	729	104,837
MEDNAX, Inc.*	1,496	97,943
Merck & Co., Inc.	616	37,693
Mettler-Toledo International, Inc.*	1,015	418,200
Patterson Cos., Inc.	2,309	89,451
PerkinElmer, Inc.	1,355	68,726
Pfizer, Inc.	675	21,695
Premier, Inc., Class A*	135	4,069
QIAGEN NV*	1,631	44,559
Quest Diagnostics, Inc.	3,673	321,241
Quintiles IMS Holdings, Inc.*	943	72,451
ResMed, Inc. (a)	3,055	187,821
St Jude Medical, Inc.	752	59,558
Stryker Corp.	1,365	155,146
Teleflex, Inc.	1,092	161,540
Thermo Fisher Scientific, Inc.	612	85,747
United Therapeutics Corp.*(a)	73	9,170
UnitedHealth Group, Inc.	551	87,234
Universal Health Services, Inc., Class B	1,224	150,576
Varian Medical Systems, Inc.*	2,785	250,177
VCA, Inc.*	2,508	157,001
VWR Corp.*	2,582	70,230
Waters Corp.*	1,017	136,858
Wellcare Health Plans, Inc.*	746	102,217
West Pharmaceutical Services, Inc.	2,446	198,493
Zimmer Biomet Holdings, Inc.	68	6,926
Zoetis, Inc.	814	41,009

		7,329,066

Industrials - 17.8%
3M Co.	542	93,083
Acuity Brands, Inc.	311	78,189
AECOM*	471	17,121
AGCO Corp. (a)	1,564	87,271
Air Lease Corp.	888	31,844
Alaska Air Group, Inc.	6,067	499,132
Allegion PLC	548	36,667
Allison Transmission Holdings, Inc.	2,106	69,856
AMERCO	205	69,999
American Airlines Group, Inc.	271	12,585
AMETEK, Inc.	1,900	89,965
AO Smith Corp.	3,960	192,575
Arconic, Inc.	686	13,226
Armstrong World Industries, Inc.*(a)	270	11,259
B/E Aerospace, Inc.	745	44,730
Boeing Co.	1,152	173,445
BWX Technologies, Inc.	5,982	234,255
C.H. Robinson Worldwide, Inc.	6,942	519,609
Carlisle Cos., Inc.	1,706	191,362
Caterpillar, Inc.	615	58,769
Cintas Corp.	2,175	249,255
Clean Harbors, Inc.*	811	42,861
Copart, Inc.*(a)	3,688	201,807
Covanta Holding Corp. (a)	677	9,884
Crane Co.	949	69,742
CSX Corp.	1,977	70,796
Cummins, Inc.	1,286	182,329
Deere & Co.	1,017	101,903
Delta Air Lines, Inc.	5,299	255,306
Donaldson Co., Inc. (a)	2,654	107,646
Dover Corp.	1,427	103,614
Dun & Bradstreet Corp.	409	49,783
Eaton Corp. PLC	1,502	99,898
Emerson Electric Co.	3,738	210,973
Equifax, Inc.	2,784	318,629
Expeditors International of Washington, Inc.	6,876	362,640
Fastenal Co.	4,348	206,095

FedEx Corp.	950	182,086
Flowserve Corp. (a)	883	41,898
Fluor Corp.	3,260	174,443
Fortive Corp.	277	15,232
Fortune Brands Home & Security, Inc.	1,561	86,089
General Dynamics Corp.	1,629	285,645
Genesee & Wyoming, Inc., Class A*	210	16,044
Graco, Inc.	2,374	192,840
HD Supply Holdings, Inc.*	3,195	125,372
HEICO Corp.	276	21,666
HEICO Corp., Class A	609	40,925
Hexcel Corp.	1,295	66,977
Honeywell International, Inc.	748	85,227
Hubbell, Inc.	1,020	114,526
Huntington Ingalls Industries, Inc.	3,106	555,229
IDEX Corp.	1,632	152,772
Illinois Tool Works, Inc.	1,701	212,931
Ingersoll-Rand PLC	1,152	85,870
ITT, Inc.	1,354	54,661
Jacobs Engineering Group, Inc.*	7,835	485,848
JB Hunt Transport Services, Inc.	2,449	233,561
JetBlue Airways Corp.*	5,366	107,803
Johnson Controls International PLC	4,007	180,235
Kansas City Southern	870	77,178
KAR Auction Services, Inc.	3,530	148,825
KBR, Inc.	882	14,738
Kirby Corp.*(a)	1,222	77,536
L-3 Communications Holdings, Inc.	1,430	225,611
Landstar System, Inc.	3,328	271,066
Lennox International, Inc.	1,286	191,190
Lincoln Electric Holdings, Inc.	1,767	138,727
Lockheed Martin Corp.	270	71,618
LSC Communications, Inc.	269	5,552
Macquarie Infrastructure Corp.	141	11,554
Manitowoc Foodservice, Inc.*(a)	6,273	111,283
ManpowerGroup, Inc.	883	75,417
Masco Corp.	2,721	86,120
Middleby Corp.*	274	37,533
MSC Industrial Direct Co., Inc., Class A	1,831	163,582
Nielsen Holdings PLC	2,989	128,826
Nordson Corp.	612	65,319
Norfolk Southern Corp.	1,427	151,918
Northrop Grumman Corp.	1,287	321,300
Old Dominion Freight Line, Inc.*	1,700	148,410
Orbital ATK, Inc.	403	34,388
Oshkosh Corp.	141	9,870
Owens Corning	2,791	143,402
PACCAR, Inc.	2,243	139,402
Parker-Hannifin Corp.	1,903	264,384
Pentair PLC	479	27,523
Pitney Bowes, Inc.	1,425	20,449
Quanta Services, Inc.*	2,927	98,698
Raytheon Co.	1,904	284,724
Regal Beloit Corp.	135	9,842
Republic Services, Inc.	3,805	211,139
Robert Half International, Inc.	1,429	64,119
Rockwell Automation, Inc.	1,497	200,164
Rockwell Collins, Inc.	1,903	176,446
Rollins, Inc.	2,649	85,112
Roper Technologies, Inc.	570	103,233
RR Donnelley & Sons Co. (a)	685	11,912
Ryder System, Inc.	340	26,622
Snap-on, Inc.	1,428	238,762
Southwest Airlines Co.	14,150	659,532
Spirit AeroSystems Holdings, Inc., Class A*	2,398	139,684
Spirit Airlines, Inc.*	139	7,728
Stanley Black & Decker, Inc.	2,646	313,895
Textron, Inc.	1,296	59,655
Timken Co.	952	37,176
Toro Co.	4,756	251,735
TransDigm Group, Inc.	138	34,697
Union Pacific Corp.	746	75,592
United Continental Holdings, Inc.*	1,089	75,087
United Parcel Service, Inc., Class B	1,491	172,837
United Technologies Corp.	728	78,420
Valmont Industries, Inc.	609	90,680
Verisk Analytics, Inc.*	134	11,133
W.W. Grainger, Inc. (a)	883	203,593

WABCO Holdings, Inc.*	475	46,792
Wabtec Corp.	881	74,594
Waste Management, Inc.	3,199	222,394
Watsco, Inc.	1,430	213,070
WESCO International, Inc.*	267	18,129
Xylem, Inc.	3,945	203,483

		16,349,383

Information Technology - 12.8%
Accenture PLC, Class A	1,354	161,708
Activision Blizzard, Inc.	1,150	42,101
Adobe Systems, Inc.*	745	76,593
Akamai Technologies, Inc.*	210	14,007
Alliance Data Systems Corp.	131	29,970
Alphabet, Inc., Class A*	15	11,638
Alphabet, Inc., Class C*	28	21,225
Amdocs Ltd.	6,881	405,773
Amphenol Corp., Class A	2,313	157,885
Analog Devices, Inc.	1,967	146,030
ANSYS, Inc.*	1,425	133,993
Apple, Inc.	267	29,509
Applied Materials, Inc.	4,571	147,186
ARRIS International PLC*	336	9,640
Arrow Electronics, Inc.*	2,245	153,266
Atlassian Corp. PLC, Class A*(a)	206	5,591
Autodesk, Inc.*	133	9,657
Automatic Data Processing, Inc.	2,104	202,026
Avnet, Inc.	5,438	249,550
Booz Allen Hamilton Holding Corp.	2,374	89,761
Broadcom Ltd.	269	45,862
Broadridge Financial Solutions, Inc.	4,490	290,683
Brocade Communications Systems, Inc.	952	11,748
CA, Inc.	5,169	165,201
Cadence Design Systems, Inc.*	10,541	277,017
CDK Global, Inc.	1,023	59,027
CDW Corp.	2,036	104,325
Cisco Systems, Inc.	1,088	32,444
Citrix Systems, Inc.*	1,496	129,748
Cognex Corp.	409	24,421
Cognizant Technology Solutions Corp., Class A*	2,316	127,565
CommerceHub, Inc., Series A*	71	1,074
CommerceHub, Inc., Series C*	142	2,094
Computer Sciences Corp.	476	28,860
CoreLogic, Inc.*	403	15,205
Corning, Inc.	7,474	179,600
CoStar Group, Inc.*	71	13,569
CSRA, Inc.	1,287	41,197
Dell Technologies, Inc., Class V*	812	43,491
Dolby Laboratories, Inc., Class A	1,700	78,455
DST Systems, Inc.	1,496	154,402
eBay, Inc.*	11,501	319,843
EchoStar Corp., Class A*	468	23,868
Electronic Arts, Inc.*	954	75,595
Euronet Worldwide, Inc.*	683	48,985
F5 Networks, Inc.*	470	66,153
Fidelity National Information Services, Inc.	274	21,150
First Data Corp., Class A*	403	5,872
Fiserv, Inc.*	2,020	211,332
FleetCor Technologies, Inc.*	339	50,626
FLIR Systems, Inc.	3,540	127,121
Fortinet, Inc.*	204	6,140
Gartner, Inc.*	1,356	139,424
Genpact Ltd.*	5,248	125,585
Global Payments, Inc.	815	55,868
Guidewire Software, Inc.*	203	11,309
Hewlett Packard Enterprise Co.	5,096	121,285
HP, Inc.	1,909	29,399
IAC/InterActiveCorp*	132	8,892
Ingram Micro, Inc., Class A*	12,726	476,461
Intel Corp.	2,318	80,435
International Business Machines Corp.	272	44,124
Intuit, Inc.	1,287	146,306
IPG Photonics Corp.*	131	12,566
Jabil Circuit, Inc.	2,450	51,818
Jack Henry & Associates, Inc.	3,328	287,672
Juniper Networks, Inc.	2,034	56,016
Keysight Technologies, Inc.*	1,229	45,264
KLA-Tencor Corp.	2,989	238,642

Lam Research Corp.	753	79,833
Leidos Holdings, Inc.	3,806	194,867
Linear Technology Corp.	4,826	301,770
Manhattan Associates, Inc.*	822	43,073
Marvell Technology Group Ltd.	2,174	31,175
Mastercard, Inc., Class A	609	62,240
Match Group, Inc.*(a)	346	6,221
Maxim Integrated Products, Inc.	4,015	157,669
Microchip Technology, Inc. (a)	2,449	162,075
Microsoft Corp.	540	32,540
Motorola Solutions, Inc.	6,864	550,836
National Instruments Corp.	1,501	44,234
NCR Corp.*	1,154	44,718
NetApp, Inc.	2,180	79,701
Nuance Communications, Inc.*	472	7,651
NVIDIA Corp.	2,723	251,061
ON Semiconductor Corp.*	1,560	18,377
Oracle Corp.	339	13,624
Paychex, Inc.	4,210	248,180
PayPal Holdings, Inc.*	1,228	48,236
PTC, Inc.*	142	6,917
QUALCOMM, Inc.	955	65,064
Red Hat, Inc.*	747	59,095
Sabre Corp.	5,793	149,749
salesforce.com, Inc.*	201	14,472
Skyworks Solutions, Inc. (a)	72	5,533
Symantec Corp.	18,030	439,752
Synopsys, Inc.*	3,756	227,163
Teradata Corp.*(a)	337	9,048
Teradyne, Inc.	5,232	127,556
Texas Instruments, Inc.	3,470	256,537
Total System Services, Inc.	4,073	200,473
Trimble, Inc.*	1,700	47,923
Tyler Technologies, Inc.*	68	10,125
Ultimate Software Group, Inc.*	268	54,921
Vantiv, Inc., Class A*	2,579	145,533
VeriSign, Inc.*(a)	2,039	160,775
Versum Materials, Inc.*	620	15,165
Visa, Inc., Class A	482	37,268
VMware, Inc., Class A*(a)	133	10,792
Western Union Co.	12,858	270,404
WEX, Inc.*	207	22,876
Xerox Corp.	10,757	100,578
Xilinx, Inc.	2,105	113,628

		11,740,276

Materials - 6.2%
AdvanSix, Inc.*	303	5,666
Air Products & Chemicals, Inc.	1,291	186,498
Albemarle Corp.	135	11,850
Alcoa Corp.	228	6,605
AptarGroup, Inc.	2,178	159,386
Ashland Global Holdings, Inc.	545	61,422
Avery Dennison Corp.	5,315	382,999
Axalta Coating Systems Ltd.*	413	10,911
Ball Corp.	608	45,637
Bemis Co., Inc.	5,637	282,245
Berry Plastics Group, Inc.*	3,191	158,816
Cabot Corp.	1,426	72,626
Celanese Corp., Class A	1,020	80,906
Compass Minerals International, Inc. (a)	536	41,567
Crown Holdings, Inc.*	2,171	118,081
Domtar Corp.	1,766	69,351
Dow Chemical Co.	3,195	178,025
E.I. du Pont de Nemours & Co.	956	70,371
Eagle Materials, Inc.	277	26,924
Eastman Chemical Co.	2,383	179,011
Ecolab, Inc.	1,150	134,240
FMC Corp.	75	4,209
Graphic Packaging Holding Co.	7,492	94,174
International Flavors & Fragrances, Inc.	1,600	193,680
International Paper Co.	2,714	132,226
LyondellBasell Industries NV, Class A	884	79,843
Martin Marietta Materials, Inc.	609	133,645
Monsanto Co.	1,015	104,251
Mosaic Co. (a)	889	25,248
NewMarket Corp.	139	58,159
Newmont Mining Corp.	1,429	46,357
Nucor Corp.	5,302	329,731
Owens-Illinois, Inc.*	339	6,227
Packaging Corp. of America	2,311	195,880
PPG Industries, Inc.	1,832	175,744
Praxair, Inc.	1,636	196,811

Reliance Steel & Aluminum Co.	4,760	386,036
RPM International, Inc.	2,449	129,577
Scotts Miracle-Gro Co., Class A	889	81,139
Sealed Air Corp.	1,977	90,151
Sherwin-Williams Co.	748	200,965
Silgan Holdings, Inc.	1,162	57,531
Sonoco Products Co.	5,793	313,575
Steel Dynamics, Inc.	4,551	161,469
Valspar Corp.	1,288	131,492
Vulcan Materials Co.	408	51,265
W.R. Grace & Co.	407	26,561
Westlake Chemical Corp.	132	7,810

		5,696,893

Real Estate - 6.4%
Alexandria Real Estate Equities, Inc. REIT	412	45,151
American Campus Communities, Inc. REIT	1,221	57,521
American Homes 4 Rent, Class A REIT	268	5,647
American Tower Corp. REIT	607	62,078
Apartment Investment & Management Co., Class A REIT	751	31,617
Apple Hospitality REIT, Inc. REIT	3,807	70,201
AvalonBay Communities, Inc. REIT	781	128,467
Boston Properties, Inc. REIT	609	75,443
Brandywine Realty Trust REIT	411	6,309
Brixmor Property Group, Inc. REIT	1,833	44,634
Camden Property Trust REIT	1,638	128,927
Care Capital Properties, Inc. REIT	2,582	62,175
CBRE Group, Inc., Class A*	1,841	53,463
Columbia Property Trust, Inc. REIT	544	11,457
Communications Sales & Leasing, Inc. REIT	207	5,160
CoreCivic, Inc. REIT	4,419	100,355
Corporate Office Properties Trust REIT	3,803	108,842
Crown Castle International Corp. REIT	2,109	176,017
CubeSmart REIT	1,629	40,155
CyrusOne, Inc. REIT	137	5,847
DCT Industrial Trust, Inc. REIT	1,433	65,846
Digital Realty Trust, Inc. REIT	1,023	94,454
Douglas Emmett, Inc. REIT	946	34,709
Duke Realty Corp. REIT	3,123	79,418
Empire State Realty Trust, Inc., Class A REIT	1,705	34,390
EPR Properties REIT	2,179	151,528
Equinix, Inc. REIT	334	113,146
Equity Commonwealth REIT*	750	21,810
Equity LifeStyle Properties, Inc. REIT	1,831	127,126
Equity One, Inc. REIT	814	24,306
Equity Residential REIT	1,695	101,717
Essex Property Trust, Inc. REIT	227	49,014
Extra Space Storage, Inc. REIT	1,020	71,563
Federal Realty Investment Trust REIT	739	103,770
Forest City Realty Trust, Inc., Class A REIT	1,364	25,220
Gaming and Leisure Properties, Inc. REIT	1,501	45,796
General Growth Properties, Inc. REIT	3,671	93,023
Healthcare Trust of America, Inc., Class A REIT	950	26,866
Highwoods Properties, Inc. REIT	1,225	58,873
Hospitality Properties Trust REIT	2,589	75,068
Host Hotels & Resorts, Inc. REIT	3,269	58,319
Iron Mountain, Inc. REIT	2,922	96,426
Jones Lang LaSalle, Inc.	336	34,030
Kilroy Realty Corp. REIT	753	54,472
Kimco Realty Corp. REIT	12,455	318,101
Lamar Advertising Co., Class A REIT (a)	1,973	130,790
Liberty Property Trust REIT	3,133	123,440
Life Storage, Inc. REIT	1,084	88,053
Macerich Co. REIT	1,560	105,908
Mid-America Apartment Communities, Inc. REIT	2,375	217,621

National Retail Properties, Inc. REIT	2,643	112,803
Omega Healthcare Investors, Inc. REIT	1,899	55,945
Outfront Media, Inc. REIT	1,906	48,050
Piedmont Office Realty Trust, Inc., Class A REIT	3,462	67,994
Post Properties, Inc. REIT	1,022	66,450
Prologis, Inc. REIT	1,973	100,426
Public Storage REIT	810	169,533
Rayonier, Inc. REIT	951	25,211
Realogy Holdings Corp.	475	11,471
Realty Income Corp. REIT	1,569	86,985
Regency Centers Corp. REIT	1,153	77,067
Retail Properties of America, Inc., Class A REIT	4,555	69,509
Senior Housing Properties Trust REIT	3,676	66,389
Simon Property Group, Inc. REIT	610	109,586
SL Green Realty Corp. REIT	273	28,763
Spirit Realty Capital, Inc. REIT	2,244	24,213
STORE Capital Corp. REIT	2,037	50,355
Sun Communities, Inc. REIT	1,218	87,903
Tanger Factory Outlet Centers, Inc. REIT	6,334	218,333
Taubman Centers, Inc. REIT	952	69,182
UDR, Inc. REIT	1,019	34,687
Ventas, Inc. REIT	1,152	69,604
VEREIT, Inc. REIT	683	5,662
Vornado Realty Trust REIT	810	79,177
Weingarten Realty Investors REIT	2,652	94,173
Welltower, Inc. REIT	1,499	94,107
Weyerhaeuser Co. REIT	2,787	85,923
WP Carey, Inc. REIT	957	55,621

		5,909,391

Telecommunication Services - 0.7%
AT&T, Inc.	877	33,879
CenturyLink, Inc. (a)	9,125	214,620
Frontier Communications Corp. (a)	14,810	54,056
Level 3 Communications, Inc.*	1,632	89,874
SBA Communications Corp., Class A*	274	27,115
Telephone & Data Systems, Inc.	3,602	97,002
T-Mobile US, Inc.*	267	14,474
United States Cellular Corp.*	1,152	43,350
Verizon Communications, Inc.	1,629	81,287
Zayo Group Holdings, Inc.*	403	13,904

		669,561

Utilities - 8.0%
AES Corp.	5,911	67,681
Alliant Energy Corp.	5,524	198,422
Ameren Corp.	7,420	364,470
American Electric Power Co., Inc.	4,552	268,796
American Water Works Co., Inc.	2,651	192,118
Aqua America, Inc.	3,400	101,082
Atmos Energy Corp.	2,860	203,403
Avangrid, Inc.	415	15,011
Calpine Corp.*	1,774	19,780
CenterPoint Energy, Inc.	6,743	160,888
CMS Energy Corp.	5,895	237,097
Consolidated Edison, Inc.	4,762	332,245
Dominion Resources, Inc.	1,356	99,381
DTE Energy Co.	2,378	221,368
Duke Energy Corp.	1,694	124,966
Edison International	5,317	365,650
Entergy Corp.	3,735	256,707
Eversource Energy	3,529	182,167
Exelon Corp.	7,487	243,402
FirstEnergy Corp.	6,868	214,900
Great Plains Energy, Inc.	7,034	185,627
Hawaiian Electric Industries, Inc.	2,718	83,714
MDU Resources Group, Inc.	2,110	58,700
National Fuel Gas Co. (a)	415	23,398
NextEra Energy, Inc.	1,090	124,511
NiSource, Inc.	16,392	359,640
NRG Energy, Inc.	341	3,867
OGE Energy Corp.	7,555	239,116
PG&E Corp.	3,267	192,100
Pinnacle West Capital Corp.	4,006	296,164
PPL Corp.	4,420	147,893

Public Service Enterprise Group, Inc.	8,375	345,971
SCANA Corp.	3,333	235,076
Sempra Energy	1,360	135,728
Southern Co.	3,823	178,993
UGI Corp.	5,046	226,061
Vectren Corp.	3,530	173,252
WEC Energy Group, Inc.	814	45,592
Westar Energy, Inc.	2,860	162,906
Xcel Energy, Inc.	7,217	281,535

		7,369,378

TOTAL COMMON STOCKS
(Cost $88,531,360)		91,514,353

SECURITIES LENDING COLLATERAL - 2.9%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.30% (b)(c)
(Cost $2,694,997)	2,694,997	2,694,997

TOTAL INVESTMENTS - 102.6%
(Cost $91,226,357)†		94,209,350
Other assets and liabilities, net - (2.6%)		(2,402,890)

NET ASSETS - 100.0%		$91,806,460

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $91,342,862. At November 30, 2016, net unrealized appreciation for all securities based on tax cost was $2,866,488. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,970,369 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,103,881.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2016 amounted to $2,638,829, which is 2.9% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust

At November 30, 2016, open future contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(d)
E-Mini S&P MidCap 400 futures	USD	1	$162,690	12/16/2016	$9,570

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 3, 2016.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$91,514,353	$—	$—	$91,514,353
Short-Term Investments	2,694,997	—	—	2,694,997
Derivatives (f)
Futures Contracts	9,570	—	—	9,570

TOTAL	$94,218,920	$—	$—	$94,218,920

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF

November 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.1%
Consumer Discretionary - 15.0%
1-800-Flowers.com, Inc., Class A*	50	$528
Aaron’s, Inc. (a)	47	1,369
Abercrombie & Fitch Co., Class A	222	3,190
AMC Entertainment Holdings, Inc., Class A (a)	114	3,870
American Axle & Manufacturing Holdings, Inc.*	107	1,676
American Eagle Outfitters, Inc. (a)	160	2,650
American Public Education, Inc.*	124	2,864
America’s Car-Mart, Inc.*	11	501
Apollo Education Group, Inc.*	69	651
Asbury Automotive Group, Inc.*	29	1,704
Ascena Retail Group, Inc.*(a)	67	405
Barnes & Noble Education, Inc.*	315	3,582
Barnes & Noble, Inc.	72	907
Bassett Furniture Industries, Inc.	130	3,776
Belmond Ltd., Class A*	63	816
Big 5 Sporting Goods Corp.	46	890
Big Lots, Inc. (a)	58	2,935
Biglari Holdings, Inc.*	4	1,876
BJ’s Restaurants, Inc.*	86	3,191
Bloomin’ Brands, Inc.	134	2,492
Blue Nile, Inc.	80	3,226
Bob Evans Farms, Inc.	89	3,974
Bojangles’, Inc.*	11	197
Boyd Gaming Corp.*	36	678
Bridgepoint Education, Inc.*	31	315
Bright Horizons Family Solutions, Inc.*	10	688
Buckle, Inc. (a)	30	759
Buffalo Wild Wings, Inc.*(a)	9	1,517
Build-A-Bear Workshop, Inc.*	88	1,263
Caesars Acquisition Co., Class A*	29	348
Caesars Entertainment Corp.*	20	150
Caleres, Inc.	66	2,161
Callaway Golf Co.	251	3,050
Cambium Learning Group, Inc.*	55	274
Capella Education Co.	74	6,456
Career Education Corp.*	86	859
Carmike Cinemas, Inc.*(a)	116	3,921
Carriage Services, Inc.	90	2,443
Carrols Restaurant Group, Inc.*	381	5,182
Cato Corp., Class A	130	3,848
Cavco Industries, Inc.*	27	2,553
Century Casinos, Inc.*	223	1,539
Century Communities, Inc.*	24	498
Cheesecake Factory, Inc.	51	3,018
Chico’s FAS, Inc.	217	3,322
Children’s Place, Inc.	103	10,697
Churchill Downs, Inc.	21	3,215
Chuy’s Holdings, Inc.*	87	2,727
Citi Trends, Inc.	59	1,024
ClubCorp Holdings, Inc.	45	585
Collectors Universe, Inc.	88	1,756
Columbia Sportswear Co.	7	398
Cooper Tire & Rubber Co.	74	2,834
Cooper-Standard Holdings, Inc.*	61	5,815
Core-Mark Holding Co., Inc.	222	8,105
Cracker Barrel Old Country Store, Inc. (a)	11	1,790
Crocs, Inc.*	57	399
CSS Industries, Inc.	109	2,964
Culp, Inc.	110	3,712
Daily Journal Corp.*(a)	3	725
Dana, Inc.	48	811
Dave & Buster’s Entertainment, Inc.*	55	2,577
Deckers Outdoor Corp.*	16	952
Del Frisco’s Restaurant Group, Inc.*	160	2,752
Del Taco Restaurants, Inc.*	58	842
Delta Apparel, Inc.*	127	2,592
Denny’s Corp.*	376	4,546
Destination XL Group, Inc.*	200	820
DeVry Education Group, Inc. (a)	62	1,851
DineEquity, Inc.	19	1,588
Dorman Products, Inc.*	39	2,817
Drew Industries, Inc.	55	5,780
DSW, Inc., Class A	87	2,067

Duluth Holdings, Inc., Class B*(a)	10	335
Eldorado Resorts, Inc.*(a)	161	2,214
Entercom Communications Corp., Class A	119	1,809
Entravision Communications Corp., Class A	75	495
Escalade, Inc.	28	385
Ethan Allen Interiors, Inc.	119	4,106
Express, Inc.*	294	3,928
Fiesta Restaurant Group, Inc.*	20	573
Finish Line, Inc., Class A	148	3,321
Five Below, Inc.*(a)	24	945
Flexsteel Industries, Inc.	24	1,317
Fogo De Chao, Inc.*	16	222
Fossil Group, Inc.*(a)	6	201
Fox Factory Holding Corp.*	115	2,887
Francesca’s Holdings Corp.*	151	2,413
Fred’s, Inc., Class A	164	1,638
FTD Cos, Inc.*	95	2,172
Gaia, Inc.*	129	1,097
Gannett Co., Inc.	136	1,297
Genesco, Inc.*	92	5,814
Gentherm, Inc.*	25	796
G-III Apparel Group Ltd.*	10	272
Global Eagle Entertainment, Inc.*	33	212
GNC Holdings, Inc., Class A	33	477
Golden Entertainment, Inc.	67	832
Grand Canyon Education, Inc.*	56	3,198
Gray Television, Inc.*	28	283
Group 1 Automotive, Inc.	21	1,524
Guess?, Inc.	168	2,574
Habit Restaurants, Inc., Class A*	15	252
Haverty Furniture Cos., Inc.	194	4,190
Helen of Troy Ltd.*	11	936
Hibbett Sports, Inc.*(a)	91	3,663
Hooker Furniture Corp.	111	3,030
Horizon Global Corp.*	204	4,694
Houghton Mifflin Harcourt Co.*	37	409
HSN, Inc.	18	686
ILG, Inc.	28	506
IMAX Corp.*	17	543
Installed Building Products, Inc.*	14	581
International Speedway Corp., Class A	82	3,018
Intrawest Resorts Holdings, Inc.*	73	1,280
iRobot Corp.*(a)	72	4,104
Isle of Capri Casinos, Inc.*	62	1,390
J Alexander’s Holdings, Inc.*	115	1,093
Jack in the Box, Inc.	18	1,872
JAKKS Pacific, Inc.*(a)	91	642
Jamba, Inc.*	48	476
Johnson Outdoors, Inc., Class A	55	2,299
K12, Inc.*	84	1,233
KB Home (a)	86	1,362
Kirkland’s, Inc.*	42	617
La Quinta Holdings, Inc.*	30	364
Lands’ End, Inc.*	17	302
La-Z-Boy, Inc.	132	3,531
LGI Homes, Inc.*(a)	36	1,175
Libbey, Inc.	14	268
Liberty Media Corp-Liberty Braves, Class A*	22	443
Liberty Media Corp-Liberty Braves, Class C*	43	854
Liberty Media Corp-Liberty Media, Class A*(a)	76	2,378
Liberty Media Corp-Liberty Media, Class C*	76	2,367
Liberty TripAdvisor Holdings, Inc., Class A*	17	273
LifeLock, Inc.*(a)	25	595
Lifetime Brands, Inc.	147	2,455
Lindblad Expeditions Holdings, Inc.*	143	1,367
Lithia Motors, Inc., Class A	25	2,298
Luby’s, Inc.*	209	890
Lumber Liquidators Holdings, Inc.*(a)	18	318
M/I Homes, Inc.*	29	677
Malibu Boats, Inc., Class A*	43	783
Marcus Corp.	168	5,040
Marine Products Corp.	106	1,200
MarineMax, Inc.*	47	884

Marriott Vacations Worldwide Corp.	13	1,009
MCBC Holdings, Inc.	72	968
MDC Holdings, Inc.	41	1,102
MDC Partners, Inc., Class A	116	719
Meredith Corp.	39	2,166
Meritage Homes Corp.*	25	901
Metaldyne Performance Group, Inc.	30	606
Modine Manufacturing Co.*	222	2,609
Monarch Casino & Resort, Inc.*	63	1,567
Monro Muffler Brake, Inc. (a)	29	1,734
Motorcar Parts of America, Inc.*	9	220
Movado Group, Inc.	97	2,740
MSG Networks, Inc., Class A*	152	3,108
NACCO Industries, Inc., Class A	60	5,700
Nathan’s Famous, Inc.*	37	2,288
National CineMedia, Inc.	120	1,841
Nautilus, Inc.*	10	172
New Home Co, Inc.*	16	184
New Media Investment Group, Inc.	325	4,992
New York Times Co., Class A	93	1,209
Nexstar Broadcasting Group, Inc., Class A (a)	21	1,253
Noodles & Co.*	24	101
Nutrisystem, Inc.	107	3,932
Ollie’s Bargain Outlet Holdings, Inc.*	13	391
Overstock.com, Inc.*	15	254
Oxford Industries, Inc.	25	1,817
Papa John’s International, Inc.	23	2,032
Penn National Gaming, Inc.*	61	810
Perry Ellis International, Inc.*	55	1,404
PetMed Express, Inc. (a)	224	4,890
Pier 1 Imports, Inc.	167	934
Pinnacle Entertainment, Inc.*	221	3,012
Planet Fitness, Inc., Class A	35	709
Popeyes Louisiana Kitchen, Inc.*	38	2,275
Potbelly Corp.*	220	3,003
Reading International, Inc., Class A*	160	2,514
Red Lion Hotels Corp.*	78	686
Red Robin Gourmet Burgers, Inc.*	19	978
Red Rock Resorts, Inc., Class A	113	2,590
Regis Corp.*	209	2,822
Rent-A-Center, Inc.	46	531
Ruby Tuesday, Inc.*	117	353
Ruth’s Hospitality Group, Inc.	320	5,440
Saga Communications, Inc., Class A	43	2,055
Salem Media Group, Inc.	83	473
Scholastic Corp.	71	3,130
SeaWorld Entertainment, Inc. (a)	94	1,589
Select Comfort Corp.*	55	1,244
Shoe Carnival, Inc.	90	2,350
Shutterfly, Inc.*(a)	39	1,976
Sinclair Broadcast Group, Inc., Class A (a)	44	1,432
Smith & Wesson Holding Corp.*(a)	34	793
Sonic Automotive, Inc., Class A	49	1,036
Sonic Corp.	84	2,192
Sotheby’s*(a)	14	547
Spartan Motors, Inc.	605	5,415
Speedway Motorsports, Inc.	30	615
Sportsman’s Warehouse Holdings, Inc.*(a)	68	612
Standard Motor Products, Inc.	99	4,944
Stein Mart, Inc.	139	692
Steven Madden Ltd.*	57	2,112
Stoneridge, Inc.*	189	2,999
Strattec Security Corp. (a)	30	1,167
Strayer Education, Inc.*	53	3,881
Sturm Ruger & Co., Inc. (a)	49	2,519
Superior Industries International, Inc.	292	7,344
Superior Uniform Group, Inc.	59	1,132
Taylor Morrison Home Corp., Class A*	18	357
Tenneco, Inc.*	25	1,474
Texas Roadhouse, Inc.	54	2,532
Tile Shop Holdings, Inc.*	103	2,065
Tilly’s, Inc., Class A*	37	365
Time, Inc.	16	259

TopBuild Corp.*	88	3,194
Tower International, Inc.	68	1,782
Townsquare Media, Inc., Class A*	30	262
TRI Pointe Group, Inc.*	87	1,011
Tuesday Morning Corp.*	56	260
UCP, Inc., Class A*	64	701
Unifi, Inc.*	60	1,867
Unique Fabricating, Inc.	13	185
Universal Electronics, Inc.*	36	2,425
Vera Bradley, Inc.*	124	1,788
Vitamin Shoppe, Inc.*	92	2,286
Wayfair, Inc., Class A*(a)	11	401
WCI Communities, Inc.*	36	837
West Marine, Inc.*	245	2,357
Weyco Group, Inc.	19	547
Wingstop, Inc.	20	614
Winmark Corp. (a)	21	2,410
Winnebago Industries, Inc.	241	7,820
Wolverine World Wide, Inc.	40	901
World Wrestling Entertainment, Inc., Class A	149	2,798
ZAGG, Inc.*	70	462
Zumiez, Inc.*(a)	48	1,190

		457,493

Consumer Staples - 3.2%
Alliance One International, Inc.*	10	148
Amplify Snack Brands, Inc.*(a)	45	428
Andersons, Inc.	61	2,400
B&G Foods, Inc.	19	813
Boston Beer Co, Inc., Class A*(a)	6	1,039
Calavo Growers, Inc.	75	4,046
Cal-Maine Foods, Inc. (a)	40	1,628
Central Garden & Pet Co.*	48	1,386
Central Garden & Pet Co., Class A*	156	4,270
Chefs’ Warehouse, Inc.*(a)	17	220
Coca-Cola Bottling Co. Consolidated	19	3,074
Craft Brew Alliance, Inc.*	23	350
Darling Ingredients, Inc.*	93	1,256
Dean Foods Co.	129	2,562
Farmer Brothers Co.*	59	2,056
Fresh Del Monte Produce, Inc.	55	3,411
HRG Group, Inc.*	34	529
Ingles Markets, Inc., Class A	61	2,800
Inter Parfums, Inc.	32	1,102
J&J Snack Foods Corp.	20	2,429
John B Sanfilippo & Son, Inc.	46	2,930
Lancaster Colony Corp.	11	1,491
Landec Corp.*	180	2,574
Lifevantage Corp.*(a)	114	922
Limoneira Co. (a)	16	287
Medifast, Inc.	109	4,260
MGP Ingredients, Inc.	31	1,466
National Beverage Corp. (a)	10	505
Natural Grocers by Vitamin Cottage, Inc.*(a)	13	138
Nature’s Sunshine Products, Inc.	34	513
Nutraceutical International Corp.*	106	3,419
Oil-Dri Corp. of America	79	3,137
Omega Protein Corp.*	160	3,832
Orchids Paper Products Co. (a)	43	1,071
Performance Food Group Co.*	14	295
PriceSmart, Inc.	17	1,552
Primo Water Corp.*	31	399
Revlon, Inc., Class A*	7	194
Sanderson Farms, Inc.	46	3,710
Seneca Foods Corp., Class A*	59	2,218
Smart & Final Stores, Inc.*	74	999
Snyder’s-Lance, Inc.	31	1,155
SpartanNash Co.	114	4,128
SUPERVALU, Inc.*	42	195
Synutra International, Inc.*(a)	46	237
Tootsie Roll Industries, Inc.	51	1,925
Turning Point Brands, Inc.*	24	348
United Natural Foods, Inc.*	27	1,268
Universal Corp.	79	4,349
USANA Health Sciences, Inc.*	14	853
Vector Group Ltd. (a)	61	1,302
Village Super Market, Inc., Class A	109	3,764
WD-40 Co.	30	3,237

Weis Markets, Inc.	61	3,398

		98,018

Energy - 1.2%
Adams Resources & Energy, Inc.	4	158
Ardmore Shipping Corp. (a)	84	571
Atwood Oceanics, Inc. (a)	37	350
DHT Holdings, Inc.	241	856
Dorian LPG Ltd.*	36	251
Era Group, Inc.*	18	211
Evolution Petroleum Corp.	117	989
Exterran Corp.*	259	5,206
Forum Energy Technologies, Inc.*	22	479
GasLog Ltd.	12	188
Gener8 Maritime, Inc.*	40	162
Green Plains, Inc.	11	298
Hornbeck Offshore Services, Inc.*(a)	20	102
Matrix Service Co.*	160	3,336
McDermott International, Inc.*(a)	137	943
Natural Gas Services Group, Inc.*	139	3,955
Navios Maritime Acquisition Corp.	217	347
Newpark Resources, Inc.*	78	573
Nordic American Tankers Ltd.	197	1,690
Oil States International, Inc.*	42	1,506
Overseas Shipholding Group, Inc., Class A	71	549
Panhandle Oil and Gas, Inc., Class A (a)	48	1,176
Parker Drilling Co.*	100	215
PDC Energy, Inc.*	12	893
PHI, Inc.*	18	272
Renewable Energy Group, Inc.*	67	653
REX American Resources Corp.*	34	3,321
RSP Permian, Inc.*	5	223
Scorpio Tankers, Inc.	148	626
SEACOR Holdings, Inc.*(a)	29	1,798
Ship Finance International Ltd.	109	1,570
Synergy Resources Corp.*(a)	31	294
Teekay Tankers Ltd., Class A	46	107
TETRA Technologies, Inc.*	194	1,053
US Silica Holdings, Inc.	8	405
Western Refining, Inc.	9	323

		35,649

Financials - 30.9%
1st Source Corp.	74	2,913
Access National Corp. (a)	66	1,806
ACNB Corp.	91	2,830
AG Mortgage Investment Trust, Inc. REIT	156	2,744
Allegiance Bancshares, Inc.*	38	1,163
Ambac Financial Group, Inc.*	83	2,033
American Equity Investment Life Holding Co.*	64	1,327
American National Bankshares, Inc.	98	3,053
Ameris Bancorp	77	3,453
AMERISAFE, Inc.	93	5,910
Ames National Corp.	73	2,194
Anworth Mortgage Asset Corp. REIT	642	3,338
Apollo Commercial Real Estate Finance, Inc. REIT	292	5,011
Ares Commercial Real Estate Corp. REIT	537	7,266
Argo Group International Holdings Ltd.	99	6,282
Arlington Asset Investment Corp., Class A (a)	43	698
ARMOUR Residential REIT, Inc. REIT (a)	192	4,270
Arrow Financial Corp.	109	4,126
Astoria Financial Corp.	152	2,485
Atlantic Capital Bancshares, Inc.*	28	451
Atlas Financial Holdings, Inc.*	94	1,589
Baldwin & Lyons, Inc., Class B	117	3,100
Banc of California, Inc. (a)	143	2,159
BancFirst Corp.	26	2,131
Banco Latinoamericano de Comercio Exterior SA, Class E	177	5,041
BancorpSouth, Inc.	59	1,684
Bank Mutual Corp.	242	2,166
Bank of Marin Bancorp	51	3,236

Bank of the Ozarks, Inc. (a)	50	2,426
BankFinancial Corp.	115	1,621
Bankwell Financial Group, Inc.	7	204
Banner Corp.	28	1,460
Bar Harbor Bankshares	56	2,468
Bear State Financial, Inc. (a)	84	832
Beneficial Bancorp, Inc.	179	3,115
Berkshire Hills Bancorp, Inc.	127	4,312
BGC Partners, Inc., Class A	265	2,589
Blue Capital Reinsurance Holdings Ltd.	111	2,004
Blue Hills Bancorp, Inc.	122	2,123
BNC Bancorp	130	3,926
BofI Holding, Inc.*(a)	50	1,181
Boston Private Financial Holdings, Inc.	206	3,090
Bridge Bancorp, Inc.	93	3,129
Brookline Bancorp, Inc.	300	4,470
Bryn Mawr Bank Corp.	94	3,459
BSB Bancorp, Inc.*	69	1,839
C&F Financial Corp.	45	2,029
Calamos Asset Management, Inc., Class A	75	513
California First National Bancorp	25	385
Camden National Corp.	94	3,661
Capital Bank Financial Corp., Class A	64	2,291
Capital City Bank Group, Inc.	106	1,998
Capitol Federal Financial, Inc.	173	2,752
Capstead Mortgage Corp. REIT	463	4,787
Cardinal Financial Corp.	108	3,455
Carolina Financial Corp.	91	2,414
Cascade Bancorp*	142	1,034
Cathay General Bancorp	45	1,579
CenterState Banks, Inc.	210	4,708
Central Pacific Financial Corp.	131	3,871
Central Valley Community Bancorp	127	2,098
Century Bancorp, Inc., Class A	35	1,902
Charter Financial Corp.	134	1,918
Chemical Financial Corp.	162	8,405
Chemung Financial Corp.	43	1,352
Citizens & Northern Corp.	119	2,838
Citizens, Inc.*(a)	251	2,314
City Holding Co.	73	4,488
Clifton Bancorp, Inc.	118	1,927
CNB Financial Corp.	143	3,326
CNO Financial Group, Inc.	78	1,396
CoBiz Financial, Inc.	182	2,754
Codorus Valley Bancorp, Inc.	150	3,600
Cohen & Steers, Inc.	37	1,317
Colony Capital, Inc., Class A REIT	92	1,887
Columbia Banking System, Inc.	68	2,708
Community Bank System, Inc.	62	3,515
Community Trust Bancorp, Inc.	101	4,267
ConnectOne Bancorp, Inc.	126	2,961
County Bancorp, Inc.	54	1,219
Cowen Group, Inc., Class A*(a)	76	277
Crawford & Co., Class B	49	647
CU Bancorp*	57	1,590
CVB Financial Corp.	100	2,077
CYS Investments, Inc. REIT	408	3,280
Diamond Hill Investment Group, Inc.	19	3,973
Dime Community Bancshares, Inc.	178	3,329
Donegal Group, Inc., Class A	116	1,862
Dynex Capital, Inc. REIT	550	3,800
Eagle Bancorp, Inc.*	47	2,761
eHealth, Inc.*	22	224
EMC Insurance Group, Inc.	95	2,623
Employers Holdings, Inc.	212	7,494
Encore Capital Group, Inc.*	43	1,180
Enstar Group Ltd.*	3	590
Enterprise Bancorp, Inc.	72	2,272
Enterprise Financial Services Corp.	147	5,645
Equity Bancshares, Inc., Class A*	23	720
ESSA Bancorp, Inc.	106	1,570
Essent Group Ltd.*	63	1,923
EverBank Financial Corp.	69	1,332
Evercore Partners, Inc., Class A	42	2,831
EZCORP, Inc., Class A*	42	489
Farmers Capital Bank Corp.	67	2,405

Farmers National Banc Corp.	195	2,311
FBL Financial Group, Inc., Class A (a)	26	1,990
FBR & Co.	13	150
FCB Financial Holdings, Inc., Class A*	66	2,920
Federal Agricultural Mortgage Corp., Class C	134	7,237
Federated National Holding Co.	106	1,843
Fidelity & Guaranty Life	28	661
Fidelity Southern Corp.	140	3,122
Financial Engines, Inc.	15	523
Financial Institutions, Inc.	131	4,015
First BanCorp*	111	657
First Bancorp, Inc.	126	3,657
First Bancorp/Southern Pines NC	177	4,425
First Busey Corp.	134	3,673
First Business Financial Services, Inc. (a)	100	2,195
First Citizens BancShares, Inc., Class A	4	1,425
First Commonwealth Financial Corp.	311	3,925
First Community Bancshares, Inc.	186	5,245
First Community Financial Partners, Inc.*(a)	53	578
First Connecticut Bancorp, Inc.	124	2,685
First Defiance Financial Corp.	84	3,888
First Financial Bancorp	177	4,744
First Financial Bankshares, Inc. (a)	47	2,023
First Financial Corp.	78	3,572
First Financial Northwest, Inc.	110	1,866
First Foundation, Inc.*	104	2,914
First Internet Bancorp	33	959
First Interstate BancSystem, Inc., Class A	118	4,454
First Merchants Corp.	129	4,429
First Midwest Bancorp, Inc.	134	3,254
First NBC Bank Holding Co.*	27	190
First Northwest Bancorp*	54	796
First of Long Island Corp.	156	3,994
FirstCash, Inc.	225	10,327
Flushing Financial Corp.	156	4,084
FNB Corp.	101	1,543
FNFV Group*	622	7,962
Franklin Financial Network, Inc.*(a)	71	2,680
Fulton Financial Corp.	130	2,307
GAIN Capital Holdings, Inc.	74	476
GAMCO Investors, Inc., Class A	34	1,041
German American Bancorp, Inc.	102	4,839
Glacier Bancorp, Inc.	63	2,161
Global Indemnity Ltd.*	75	2,802
Great Ajax Corp. REIT	120	1,555
Great Southern Bancorp, Inc.	69	3,426
Great Western Bancorp, Inc.	93	3,720
Green Bancorp, Inc.*	24	300
Green Dot Corp., Class A*	110	2,652
Greene County Bancorp, Inc.	41	892
Greenhill & Co., Inc.	36	997
Guaranty Bancorp	118	2,513
Hallmark Financial Services, Inc.*	204	2,177
Hancock Holding Co.	55	2,285
Hanmi Financial Corp.	116	3,561
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	87	1,730
HCI Group, Inc.	54	1,746
Heartland Financial USA, Inc.	77	3,299
Hennessy Advisors, Inc.	33	1,122
Heritage Commerce Corp.	206	2,552
Heritage Financial Corp.	204	4,621
Heritage Insurance Holdings, Inc.	123	1,775
Heritage Oaks Bancorp	194	1,930
Hilltop Holdings, Inc.	58	1,629
Hingham Institution for Savings	16	2,680
Home Bancorp, Inc.	95	3,201
Home BancShares, Inc.	59	1,526
HomeStreet, Inc.*	103	2,992
HomeTrust Bancshares, Inc.*	104	2,465
Hope Bancorp, Inc.	334	6,647
Horace Mann Educators Corp.	106	4,256

Horizon Bancorp	145	3,303
Houlihan Lokey, Inc.	79	2,251
IBERIABANK Corp.	21	1,740
Independence Holding Co.	41	814
Independent Bank Corp.	92	1,739
Independent Bank Corp./Rockland MA	55	3,581
Independent Bank Group, Inc.	28	1,683
Infinity Property & Casualty Corp.	71	6,124
International Bancshares Corp.	74	2,880
INTL. FCStone, Inc.*	76	3,124
Invesco Mortgage Capital, Inc. REIT	233	3,472
Investment Technology Group, Inc.	131	2,442
Investors Bancorp, Inc.	80	1,083
Investors Title Co.	31	3,826
James River Group Holdings Ltd.	81	3,157
Janus Capital Group, Inc.	54	729
KCG Holdings, Inc., Class A*	224	3,167
Kearny Financial Corp.	156	2,363
Kemper Corp.	69	2,826
Ladder Capital Corp. REIT	90	1,292
Ladenburg Thalmann Financial Services, Inc.*	66	160
Lake Sunapee Bank Group	107	2,333
Lakeland Bancorp, Inc.	234	4,107
Lakeland Financial Corp.	123	5,191
LCNB Corp.	107	2,215
LegacyTexas Financial Group, Inc.	67	2,630
LendingTree, Inc.*(a)	8	838
Macatawa Bank Corp.	275	2,593
Maiden Holdings Ltd.	309	4,759
MainSource Financial Group, Inc.	138	4,219
Manning & Napier, Inc.	241	1,783
Marlin Business Services Corp.	71	1,445
MB Financial, Inc.	43	1,861
MBIA, Inc.*	75	779
MBT Financial Corp.	153	1,461
Mercantile Bank Corp.	134	4,397
Merchants Bancshares, Inc.	48	2,371
Meridian Bancorp, Inc.	179	3,177
Meta Financial Group, Inc.	67	6,094
Middleburg Financial Corp.	57	1,980
Midland States Bancorp, Inc.	11	358
MidWestOne Financial Group, Inc.	61	2,043
Moelis & Co., Class A	129	3,767
MTGE Investment Corp. REIT	143	2,388
MutualFirst Financial, Inc.	67	1,993
National Bank Holdings Corp., Class A	64	1,741
National Bankshares, Inc.	78	2,816
National Commerce Corp.*	65	2,126
National General Holdings Corp.	86	1,943
National Western Life Group, Inc., Class A	16	4,183
Nationstar Mortgage Holdings, Inc.*(a)	17	289
Navigators Group, Inc.	48	5,059
NBT Bancorp, Inc.	133	5,139
Nelnet, Inc., Class A	63	3,178
New Residential Investment Corp. REIT	96	1,483
New York Mortgage Trust, Inc. REIT (a)	394	2,632
Nicolet Bankshares, Inc.*	63	2,783
NMI Holdings, Inc., Class A*	43	370
Northfield Bancorp, Inc.	146	2,705
Northrim BanCorp, Inc.	86	2,417
Northwest Bancshares, Inc.	215	3,907
OceanFirst Financial Corp.	123	2,918
OFG Bancorp	89	1,202
Old Line Bancshares, Inc.	96	2,101
Old National Bancorp	160	2,728
Old Second Bancorp, Inc.	101	929
OM Asset Management PLC	41	603
OneBeacon Insurance Group Ltd., Class A	230	3,531
Oppenheimer Holdings, Inc., Class A	16	282
Opus Bank	45	1,139

Orchid Island Capital, Inc. REIT (a)	118	1,265
Oritani Financial Corp.	214	3,777
Orrstown Financial Services, Inc.	71	1,580
Owens Realty Mortgage, Inc. REIT	192	3,489
Pacific Continental Corp.	205	4,069
Pacific Mercantile Bancorp*	131	793
Pacific Premier Bancorp, Inc.*	152	4,872
Park National Corp. (a)	28	3,125
Park Sterling Corp.	419	4,077
Peapack Gladstone Financial Corp.	86	2,302
Penns Woods Bancorp, Inc.	41	1,940
PennyMac Financial Services, Inc., Class A*	105	1,827
PennyMac Mortgage Investment Trust REIT	28	456
Peoples Bancorp, Inc.	89	2,600
Peoples Financial Services Corp.	53	2,338
People’s Utah Bancorp	64	1,478
PHH Corp.*	15	218
Pinnacle Financial Partners, Inc.	47	3,032
Piper Jaffray Cos.*	87	6,347
PJT Partners, Inc., Class A	87	2,562
PRA Group, Inc.*(a)	18	647
Preferred Bank	91	4,103
Premier Financial Bancorp, Inc.	124	2,280
Primerica, Inc.	46	3,252
PrivateBancorp, Inc.	20	936
Prosperity Bancshares, Inc.	17	1,124
Provident Bancorp, Inc.*	15	276
Provident Financial Holdings, Inc.	13	256
Provident Financial Services, Inc.	153	4,122
Pzena Investment Management, Inc., Class A	71	702
QCR Holdings, Inc.	126	4,807
Radian Group, Inc.	17	248
Redwood Trust, Inc. REIT	27	411
Regional Management Corp.*	105	2,589
Renasant Corp.	110	4,561
Republic Bancorp, Inc., Class A	73	2,703
Republic First Bancorp, Inc.*	210	1,124
Resource Capital Corp. REIT (a)	132	1,114
RLI Corp.	34	2,041
S&T Bancorp, Inc.	96	3,397
Safety Insurance Group, Inc.	39	2,744
Sandy Spring Bancorp, Inc.	125	4,550
Seacoast Banking Corp. of Florida*	124	2,549
Selective Insurance Group, Inc.	140	5,754
ServisFirst Bancshares, Inc. (a)	60	4,417
Shore Bancshares, Inc.	161	2,246
SI Financial Group, Inc.	128	1,792
Sierra Bancorp	131	2,993
Silvercrest Asset Management Group, Inc., Class A	74	992
Simmons First National Corp., Class A	52	3,143
South State Corp.	31	2,633
Southern First Bancshares, Inc.*	90	2,763
Southern Missouri Bancorp, Inc.	97	2,803
Southern National Bancorp of Virginia, Inc.	143	2,125
Southside Bancshares, Inc.	117	4,501
Southwest Bancorp, Inc.	68	1,486
State Auto Financial Corp.	75	1,934
State Bank Financial Corp.	84	2,074
State National Cos., Inc.	255	3,425
Sterling Bancorp	106	2,412
Stewart Information Services Corp.	91	4,317
Stifel Financial Corp.*	13	648
Stock Yards Bancorp, Inc.	131	5,397
Stonegate Bank	94	3,665
Suffolk Bancorp	74	3,083
Summit Financial Group, Inc.	92	2,252
Sun Bancorp, Inc.	38	872
Territorial Bancorp, Inc.	84	2,643
Texas Capital Bancshares, Inc.*	15	1,091
Third Point Reinsurance Ltd.*	42	498
Tiptree Financial, Inc., Class A	81	522
Tompkins Financial Corp.	66	5,696
Towne Bank	177	5,708
TriCo Bancshares	132	4,126

TriState Capital Holdings, Inc.*	152	3,101
Triumph Bancorp, Inc.*	188	4,033
Trupanion, Inc.*(a)	52	866
TrustCo Bank Corp.	465	3,790
Trustmark Corp. (a)	116	3,910
UMB Financial Corp.	21	1,596
Umpqua Holdings Corp.	55	977
Union Bankshares Corp.	151	5,104
Union Bankshares, Inc. (a)	51	2,239
United Bankshares, Inc. (a)	35	1,615
United Community Banks, Inc.	105	2,854
United Community Financial Corp.	256	2,094
United Financial Bancorp, Inc.	302	5,098
United Fire Group, Inc.	141	6,401
United Insurance Holdings Corp.	53	720
Universal Insurance Holdings, Inc.	147	3,528
Univest Corp. of Pennsylvania	225	6,424
Valley National Bancorp	141	1,599
Value Line, Inc.	11	243
Veritex Holdings, Inc.*	83	1,648
Virtu Financial, Inc., Class A	48	665
Waddell & Reed Financial, Inc., Class A (a)	24	469
Walker & Dunlop, Inc.*	29	852
Washington Federal, Inc.	85	2,758
Washington Trust Bancorp, Inc.	77	3,923
WashingtonFirst Bankshares, Inc.	71	1,943
Waterstone Financial, Inc.	145	2,596
Webster Financial Corp.	25	1,240
WesBanco, Inc.	136	5,422
West Bancorporation, Inc.	127	2,826
Westamerica Bancorporation	50	3,102
Western Asset Mortgage Capital Corp. REIT (a)	145	1,550
Western New England Bancorp, Inc.	163	1,369
Westwood Holdings Group, Inc.	74	4,394
Wintrust Financial Corp.	27	1,778
WisdomTree Investments, Inc. (a)	19	210
World Acceptance Corp.*	13	732
WSFS Financial Corp.	109	4,649
Xenith Bankshares, Inc.*	95	238
Yadkin Financial Corp.	91	2,981

		941,034

Health Care - 5.8%
Abaxis, Inc.	38	1,960
Accuray, Inc.*(a)	36	182
Aceto Corp.	54	1,103
Acorda Therapeutics, Inc.*(a)	22	458
Addus HomeCare Corp.*	17	590
Adeptus Health, Inc., Class A*(a)	3	25
Air Methods Corp.*	42	1,373
Albany Molecular Research, Inc.*	18	303
Almost Family, Inc.*	20	804
Amedisys, Inc.*	24	948
American Renal Associates Holdings, Inc.*(a)	21	513
AMN Healthcare Services, Inc.*	60	1,998
Amphastar Pharmaceuticals, Inc.*(a)	67	1,358
Analogic Corp.	48	4,423
AngioDynamics, Inc.*	62	1,011
Anika Therapeutics, Inc.*	46	2,146
Aptevo Therapeutics, Inc.*	18	34
Atrion Corp.	9	4,415
BioSpecifics Technologies Corp.*	10	494
BioTelemetry, Inc.*	55	1,070
Cambrex Corp.*	40	2,004
Cantel Medical Corp.	23	1,876
Capital Senior Living Corp.*(a)	38	592
Catalent, Inc.*	12	287
Chemed Corp.	25	3,724
Civitas Solutions, Inc.*	47	787
Computer Programs & Systems, Inc. (a)	33	794
Concert Pharmaceuticals, Inc.*(a)	10	90
CONMED Corp.	25	1,090
CorVel Corp.*	68	2,190
Cross Country Healthcare, Inc.*	137	1,965
CryoLife, Inc.	191	3,753

Cutera, Inc.*	14	229
Cynosure, Inc., Class A*	67	3,039
Dermira, Inc.*	7	224
Emergent BioSolutions, Inc.*	36	963
Enanta Pharmaceuticals, Inc.*	13	409
Endologix, Inc.*(a)	19	140
Ensign Group, Inc.	29	627
Evolent Health, Inc., Class A*(a)	15	282
Exactech, Inc.*	139	3,489
Five Prime Therapeutics, Inc.*	6	345
Genomic Health, Inc.*	24	730
Globus Medical, Inc., Class A*	91	1,969
Haemonetics Corp.*	27	1,070
Halyard Health, Inc.*	7	260
HealthEquity, Inc.*(a)	14	623
HealthSouth Corp.	20	833
HealthStream, Inc.*	23	576
Healthways, Inc.*	153	3,550
Heska Corp.*	44	2,909
HMS Holdings Corp.*	78	1,429
ICU Medical, Inc.*	25	3,756
Impax Laboratories, Inc.*	6	87
INC Research Holdings, Inc., Class A*	30	1,485
Inogen, Inc.*	31	1,997
Insulet Corp.*	16	538
Integra LifeSciences Holdings Corp.*	8	646
Intellia Therapeutics, Inc.*(a)	8	126
Invacare Corp.	24	276
IRIDEX Corp.*	55	869
Ironwood Pharmaceuticals, Inc.*	14	219
Kindred Healthcare, Inc.	50	333
Landauer, Inc.	79	3,911
Lannett Co., Inc.*(a)	7	160
LeMaitre Vascular, Inc.	185	4,194
Lexicon Pharmaceuticals, Inc.*	28	427
LHC Group, Inc.*	72	3,028
Ligand Pharmaceuticals, Inc.*(a)	7	731
Luminex Corp.*	195	3,964
Magellan Health, Inc.*	92	6,698
Masimo Corp.*	45	2,784
Medidata Solutions, Inc.*	4	221
Meridian Bioscience, Inc.	238	4,117
Merit Medical Systems, Inc.*	112	2,638
MiMedx Group, Inc.*	50	474
Molina Healthcare, Inc.*(a)	14	740
Myriad Genetics, Inc.*(a)	50	835
National HealthCare Corp.	50	3,430
National Research Corp., Class A	38	608
Natus Medical, Inc.*	42	1,674
Nektar Therapeutics*(a)	12	147
Neogen Corp.*	39	2,468
Nobilis Health Corp.*	61	143
NuVasive, Inc.*(a)	18	1,168
NxStage Medical, Inc.*	114	2,818
Omnicell, Inc.*	57	2,044
Ophthotech Corp.*(a)	6	184
OraSure Technologies, Inc.*	240	2,023
Orthofix International NV*	94	3,541
Owens & Minor, Inc.	151	5,120
PAREXEL International Corp.*(a)	14	826
PDL BioPharma, Inc.	473	1,036
PharMerica Corp.*	53	1,275
Phibro Animal Health Corp., Class A	35	961
PRA Health Sciences, Inc.*	13	698
Prestige Brands Holdings, Inc.*	21	999
Providence Service Corp.*	61	2,239
Quality Systems, Inc.	27	354
Quidel Corp.*	43	986
RadNet, Inc.*	77	477
Repligen Corp.*	16	515
RTI Surgical, Inc.*	70	203
SciClone Pharmaceuticals, Inc.*	159	1,582
Select Medical Holdings Corp.*(a)	49	595
Spectrum Pharmaceuticals, Inc.*	59	231
Surgery Partners, Inc.*	63	929
Surgical Care Affiliates, Inc.*	46	1,934
Surmodics, Inc.*	108	2,587
Triple-S Management Corp., Class B*	260	5,793
US Physical Therapy, Inc.	63	4,032

Utah Medical Products, Inc.	46	3,137
Vascular Solutions, Inc.*	82	4,518
Vocera Communications, Inc.*	43	783
Zeltiq Aesthetics, Inc.*	11	484

		175,852

Industrials - 18.2%
AAON, Inc.	94	3,093
AAR Corp.	22	812
ABM Industries, Inc.	152	6,688
ACCO Brands Corp.*	392	4,880
Actuant Corp., Class A	120	3,114
Advanced Drainage Systems, Inc.	22	447
Advisory Board Co.*	6	212
Aegion Corp.*	226	5,467
Aerojet Rocketdyne Holdings, Inc.*	68	1,382
Aerovironment, Inc.*(a)	91	2,575
Air Transport Services Group, Inc.*	337	5,459
Aircastle Ltd.	73	1,568
Alamo Group, Inc.	60	4,384
Albany International Corp., Class A	71	3,316
Allegiant Travel Co.	11	1,797
Allied Motion Technologies, Inc.	21	449
Altra Industrial Motion Corp.	112	3,920
American Railcar Industries, Inc.	15	673
American Woodmark Corp.*	34	2,606
Apogee Enterprises, Inc.	41	1,956
Applied Industrial Technologies, Inc.	104	6,224
ARC Document Solutions, Inc.*	68	303
ArcBest Corp.	14	426
Argan, Inc.	32	1,934
Armstrong Flooring, Inc.*	148	2,772
Astec Industries, Inc.	72	4,774
Astronics Corp.*	14	517
Atlas Air Worldwide Holdings, Inc.*	37	1,828
AZZ, Inc.	57	3,711
Babcock & Wilcox Enterprises, Inc.*	234	3,730
Barnes Group, Inc.	54	2,495
Barrett Business Services, Inc.	31	1,807
Beacon Roofing Supply, Inc.*	50	2,320
Blue Bird Corp.*	69	1,125
Brady Corp., Class A	140	5,145
Briggs & Stratton Corp.	306	6,340
Brink’s Co.	100	4,040
Caesarstone Ltd.*	10	272
Casella Waste Systems, Inc., Class A*	444	5,621
CBIZ, Inc.*	421	5,220
CEB, Inc.	12	707
CECO Environmental Corp.	31	440
Chart Industries, Inc.*	14	498
CIRCOR International, Inc.	21	1,331
CLARCOR, Inc.	23	1,620
Columbus McKinnon Corp.	67	1,763
Comfort Systems USA, Inc.	198	6,376
CompX International, Inc.	18	228
Continental Building Products, Inc.*	59	1,322
Costamare, Inc.	24	138
Covenant Transportation Group, Inc., Class A*	18	373
CRA International, Inc.	68	2,234
CSW Industrials, Inc.*	72	2,628
Cubic Corp.	53	2,454
Curtiss-Wright Corp.	16	1,608
Deluxe Corp.	27	1,828
DigitalGlobe, Inc.*	51	1,640
DMC Global, Inc.	20	327
Douglas Dynamics, Inc.	202	6,454
Ducommun, Inc.*	19	543
Dycom Industries, Inc.*(a)	8	586
Echo Global Logistics, Inc.*	11	276
EMCOR Group, Inc.	60	4,162
Encore Wire Corp.	51	2,168
EnerSys	19	1,512
Ennis, Inc.	398	6,428
EnPro Industries, Inc.	30	1,824
ESCO Technologies, Inc.	110	6,149
Essendant, Inc.	100	1,937
Esterline Technologies Corp.*	14	1,231

Exponent, Inc.	76	4,609
Federal Signal Corp.	197	3,113
Forward Air Corp.	47	2,274
Franklin Covey Co.*	72	1,498
Franklin Electric Co., Inc.	63	2,460
FreightCar America, Inc.	40	587
FTI Consulting, Inc.*	51	2,178
G&K Services, Inc., Class A	40	3,837
GATX Corp. (a)	41	2,240
Gencor Industries, Inc.*	102	1,433
Generac Holdings, Inc.*	22	902
General Cable Corp.	71	1,331
Gibraltar Industries, Inc.*	134	6,030
Global Brass & Copper Holdings, Inc.	252	7,220
GMS, Inc.*	13	326
Gorman-Rupp Co.	71	2,126
GP Strategies Corp.*	34	893
Graham Corp.	60	1,333
Granite Construction, Inc.	67	3,952
Great Lakes Dredge & Dock Corp.*	180	765
Greenbrier Cos., Inc.	11	427
Griffon Corp. (a)	171	4,087
H&E Equipment Services, Inc.	66	1,215
Hardinge, Inc.	243	2,680
Harsco Corp.	27	378
Hawaiian Holdings, Inc.*	96	4,930
Healthcare Services Group, Inc.	59	2,298
Heartland Express, Inc. (a)	89	1,914
Heidrick & Struggles International, Inc.	101	2,141
Heritage-Crystal Clean, Inc.*	30	489
Herman Miller, Inc.	78	2,535
Hill International, Inc.*	135	540
Hillenbrand, Inc.	68	2,380
HNI Corp.	45	2,375
Hub Group, Inc., Class A*	106	4,542
Hurco Cos., Inc.	66	2,152
Huron Consulting Group, Inc.*	23	1,213
Hyster-Yale Materials Handling, Inc.	50	3,228
ICF International, Inc.*	122	6,753
IES Holdings, Inc.*	64	1,258
InnerWorkings, Inc.*	333	3,080
Insperity, Inc.	75	5,430
Insteel Industries, Inc.	220	8,705
Interface, Inc.	77	1,340
John Bean Technologies Corp.	46	4,149
Kadant, Inc.	94	5,884
Kaman Corp.	52	2,533
Kelly Services, Inc., Class A	306	6,163
Kennametal, Inc.	32	1,104
Kforce, Inc.	181	4,000
Kimball International, Inc., Class B	305	4,575
KLX, Inc.*	44	1,716
Knight Transportation, Inc. (a)	91	3,185
Knoll, Inc.	127	3,367
Korn/Ferry International	65	1,650
Kratos Defense & Security Solutions, Inc.*(a)	113	827
Lawson Products, Inc.*	47	1,114
Layne Christensen Co.*	51	543
Lindsay Corp. (a)	28	2,360
LSI Industries, Inc.	296	2,907
Lydall, Inc.*	147	8,776
Manitowoc Co, Inc.*	358	2,134
Marten Transport Ltd.	154	3,750
Masonite International Corp.*	23	1,490
MasTec, Inc.*	93	3,529
Matson, Inc.	43	1,617
Matthews International Corp., Class A	47	3,419
McGrath RentCorp	130	4,800
Mercury Systems, Inc.*(a)	134	3,981
Meritor, Inc.*	59	745
Milacron Holdings Corp.*(a)	10	169
Miller Industries, Inc.	242	6,171
Mistras Group, Inc.*	100	2,364
Mobile Mini, Inc.	25	768
Moog, Inc., Class A*	36	2,514
MRC Global, Inc.*	310	6,240
MSA Safety, Inc.	22	1,368
Mueller Industries, Inc.	60	2,279

Mueller Water Products, Inc., Class A	149	1,971
Multi-Color Corp.	24	1,726
MYR Group, Inc.*	149	5,582
National Presto Industries, Inc. (a)	59	5,614
Navigant Consulting, Inc.*	301	7,435
NCI Building Systems, Inc.*	21	351
NOW, Inc.*	41	883
Omega Flex, Inc. (a)	16	716
On Assignment, Inc.*	13	537
Orion Group Holdings, Inc.*	63	628
Park-Ohio Holdings Corp.	12	506
Patrick Industries, Inc.*	7	499
PGT, Inc.*	44	488
Ply Gem Holdings, Inc.*	91	1,388
Powell Industries, Inc.	76	3,271
Preformed Line Products Co.	21	1,175
Primoris Services Corp.	182	4,173
Proto Labs, Inc.*(a)	13	677
Quad/Graphics, Inc.	154	4,332
Quanex Building Products Corp.	139	2,704
Radiant Logistics, Inc.*	45	164
Raven Industries, Inc.	105	2,630
RBC Bearings, Inc.*	12	1,017
Resources Connection, Inc.	275	4,428
Rexnord Corp.*	36	792
RPX Corp.*	97	1,014
Rush Enterprises, Inc., Class A*	72	2,178
Rush Enterprises, Inc., Class B*	18	497
Saia, Inc.*	47	1,962
Simpson Manufacturing Co., Inc.	77	3,630
SiteOne Landscape Supply, Inc.*	18	603
SkyWest, Inc.	143	5,270
SP Plus Corp.*	143	3,968
SPX Corp.*	83	2,028
SPX FLOW, Inc.*	81	2,539
Standex International Corp.	39	3,436
Steelcase, Inc., Class A	157	2,441
Sun Hydraulics Corp.	45	1,788
Supreme Industries, Inc., Class A	194	2,751
Swift Transportation Co.*(a)	63	1,573
TASER International, Inc.*	17	463
Team, Inc.*	21	720
Teledyne Technologies, Inc.*	11	1,374
Tennant Co.	57	4,281
Tetra Tech, Inc.	157	6,727
Textainer Group Holdings Ltd.	15	146
Thermon Group Holdings, Inc.*	68	1,308
Titan Machinery, Inc.*(a)	43	602
TRC Cos, Inc.*	29	281
Trex Co., Inc.*	32	2,105
TriMas Corp.*	25	536
TriNet Group, Inc.*	47	1,186
TrueBlue, Inc.*	66	1,383
Tutor Perini Corp.*	54	1,409
UniFirst Corp.	32	4,523
Universal Forest Products, Inc.	68	6,755
Universal Logistics Holdings, Inc.	23	327
US Ecology, Inc.	56	2,601
USA Truck, Inc.*	24	216
Vectrus, Inc.*	59	1,363
Veritiv Corp.*	78	3,654
Viad Corp.	216	9,482
Vicor Corp.*	31	453
Virgin America, Inc.*(a)	10	565
VSE Corp.	26	1,006
Wabash National Corp.*	362	4,992
WageWorks, Inc.*	32	2,363
Watts Water Technologies, Inc., Class A	31	2,117
Werner Enterprises, Inc.	85	2,299
Wesco Aircraft Holdings, Inc.*	65	959
West Corp.	22	525
Willis Lease Finance Corp.*	85	2,277
Woodward, Inc.	17	1,151

		553,089

Information Technology - 9.0%
8x8, Inc.*	175	2,389
A10 Networks, Inc.*	19	156
ACI Worldwide, Inc.*	18	335
Acxiom Corp.*	96	2,547
ADTRAN, Inc.	144	2,930

Advanced Energy Industries, Inc.*	37	2,043
Alpha & Omega Semiconductor Ltd.*	168	3,654
American Software, Inc., Class A	142	1,565
Amkor Technology, Inc.*	58	686
Angie’s List, Inc.*(a)	30	258
Anixter International, Inc.*	13	1,016
Applied Micro Circuits Corp.*	23	201
Aspen Technology, Inc.*(a)	29	1,532
AVX Corp.	50	759
Axcelis Technologies, Inc.*	83	1,133
Badger Meter, Inc.	76	2,755
Bankrate, Inc.*	39	400
Bel Fuse, Inc., Class B	96	2,813
Belden, Inc.	6	443
Benchmark Electronics, Inc.*	134	3,799
Black Box Corp.	49	752
Blackbaud, Inc.	8	502
Blackhawk Network Holdings, Inc.*	37	1,332
Bottomline Technologies de, Inc.*	22	551
Brightcove, Inc.*	29	241
BroadSoft, Inc.*	7	290
Brooks Automation, Inc.	217	3,537
Cabot Microelectronics Corp.	37	2,204
CACI International, Inc., Class A*	11	1,423
CalAmp Corp.*	9	131
Calix, Inc.*	32	242
Callidus Software, Inc.*	36	565
Carbonite, Inc.*	29	536
Cardtronics PLC, Class A*	72	3,562
Care.com, Inc.*	37	315
Cass Information Systems, Inc.	48	3,360
CEVA, Inc.*	76	2,417
Cimpress NV*(a)	5	435
Cirrus Logic, Inc.*	31	1,705
Clearfield, Inc.*	23	442
Coherent, Inc.*	34	4,437
Cohu, Inc.	116	1,444
CommVault Systems, Inc.*	18	972
Comtech Telecommunications Corp.	62	713
Control4 Corp.*	23	263
Convergys Corp.	112	2,897
Cornerstone OnDemand, Inc.*	5	180
CPI Card Group, Inc.	198	742
Cray, Inc.*	46	888
CSG Systems International, Inc.	80	3,560
CTS Corp.	113	2,497
Daktronics, Inc.	185	1,904
Datalink Corp.*	163	1,826
DHI Group, Inc.*	201	1,226
Diebold, Inc.	7	160
Digi International, Inc.*	196	2,626
Diodes, Inc.*	12	292
DSP Group, Inc.*	131	1,533
EarthLink Holdings Corp.	606	3,200
Ebix, Inc. (a)	37	2,205
Electro Scientific Industries, Inc.*	29	151
Electronics For Imaging, Inc.*	11	479
Ellie Mae, Inc.*	10	825
EMCORE Corp.	68	435
Entegris, Inc.*	66	1,185
EPAM Systems, Inc.*	5	329
ePlus, Inc.*	19	2,113
EVERTEC, Inc.	72	1,314
Exa Corp.*	63	934
Exar Corp.*	30	300
ExlService Holdings, Inc.*	93	4,423
Extreme Networks, Inc.*	315	1,332
Fabrinet*	70	2,996
Fair Isaac Corp.	5	568
FARO Technologies, Inc.*	23	837
Finisar Corp.*	19	631
Five9, Inc.*	21	332
FormFactor, Inc.*	200	2,240
Forrester Research, Inc.	54	2,209
Gigamon, Inc.*	12	640
Global Sources Ltd.*	142	1,278
GrubHub, Inc.*(a)	11	407
GTT Communications, Inc.*	15	381
Hackett Group, Inc.	163	2,895
II-VI, Inc.*	190	5,738

Information Services Group, Inc.*	217	762
Inphi Corp.*	30	1,355
Insight Enterprises, Inc.*	108	3,782
Integrated Device Technology, Inc.*	44	1,030
Interactive Intelligence Group, Inc.*(a)	4	242
InterDigital, Inc.	10	792
Intersil Corp., Class A	107	2,370
Itron, Inc.*	53	3,403
Ixia*	78	1,072
IXYS Corp.	76	889
j2 Global, Inc.	8	588
Kimball Electronics, Inc.*	141	2,460
Knowles Corp.*(a)	12	192
Liquidity Services, Inc.*	25	230
Littelfuse, Inc.	23	3,353
LivePerson, Inc.*(a)	31	248
LogMeIn, Inc. (a)	11	1,109
Lumentum Holdings, Inc.*	32	1,283
ManTech International Corp., Class A	169	7,269
MAXIMUS, Inc.	11	608
MaxLinear, Inc., Class A*	9	184
Mentor Graphics Corp.	46	1,681
Mesa Laboratories, Inc. (a)	21	2,605
Methode Electronics, Inc.	36	1,330
Microsemi Corp.*	8	438
MicroStrategy, Inc., Class A*	9	1,746
MKS Instruments, Inc.	45	2,590
Model N, Inc.*	25	224
MoneyGram International, Inc.*	42	459
Monolithic Power Systems, Inc.	16	1,313
Monotype Imaging Holdings, Inc.	56	1,098
MTS Systems Corp.	42	2,262
Nanometrics, Inc.*	107	2,558
NeoPhotonics Corp.*	19	245
NETGEAR, Inc.*	84	4,511
NeuStar, Inc., Class A*(a)	93	2,255
New Relic, Inc.*	5	159
NIC, Inc.	101	2,535
Novanta, Inc.*	138	2,794
NVE Corp.	27	1,803
OSI Systems, Inc.*	31	2,347
Park Electrochemical Corp.	49	888
Paycom Software, Inc.*(a)	9	404
Paylocity Holding Corp.*(a)	6	199
PC Connection, Inc.	19	510
PDF Solutions, Inc.*	46	1,083
Pegasystems, Inc.	23	830
Perficient, Inc.*	76	1,368
PFSweb, Inc.*	27	215
Photronics, Inc.*	368	3,680
Planet Payment, Inc.*	251	1,009
Plantronics, Inc.	33	1,710
Plexus Corp.*	68	3,475
Power Integrations, Inc.	42	2,827
Progress Software Corp.	42	1,242
Q2 Holdings, Inc.*	6	177
QAD, Inc., Class A	28	812
Qualys, Inc.*	7	232
QuinStreet, Inc.*	38	121
Radisys Corp.*	32	134
Rambus, Inc.*	62	815
RealPage, Inc.*	40	1,144
Reis, Inc.	106	2,316
Rightside Group Ltd.*	25	196
RingCentral, Inc., Class A*	25	539
Rogers Corp.*	25	1,858
Rubicon Project, Inc.*	29	219
Rudolph Technologies, Inc.*	165	3,234
Sanmina Corp.*	145	4,763
Sapiens International Corp. NV	131	1,940
ScanSource, Inc.*	123	4,656
Semtech Corp.*	37	1,040
ShoreTel, Inc.*	183	1,281
Sigma Designs, Inc.*	23	173
Silicom Ltd.	9	354
Silicon Laboratories, Inc.*	19	1,261
Silver Spring Networks, Inc.*	93	1,297
Sonus Networks, Inc.*	53	320
SPS Commerce, Inc.*	14	970
Stamps.com, Inc.*(a)	3	319
Sykes Enterprises, Inc.*	177	4,988

Synaptics, Inc.*	5	273
Synchronoss Technologies, Inc.*	6	291
SYNNEX Corp.	17	1,987
Syntel, Inc. (a)	7	136
Systemax, Inc.	27	233
Take-Two Interactive Software, Inc.*	27	1,329
Tangoe, Inc.*	26	206
Tech Data Corp.*	10	849
TechTarget, Inc.*	71	597
TeleTech Holdings, Inc.	68	1,955
Tessera Technologies, Inc.	58	2,297
TiVo Corp.*	62	1,256
Travelport Worldwide Ltd.	95	1,330
TTM Technologies, Inc.*	99	1,343
Ultratech, Inc.*	54	1,238
Universal Display Corp.*	4	219
Veeco Instruments, Inc.*	23	613
Verint Systems, Inc.*	5	188
ViaSat, Inc.*	6	428
Viavi Solutions, Inc.*	53	416
Vishay Intertechnology, Inc.	170	2,576
Vishay Precision Group, Inc.*	70	1,278
Web.com Group, Inc.*	43	686
WebMD Health Corp.*(a)	13	693
Xcerra Corp.*	196	1,243
XO Group, Inc.*	157	2,901
Zix Corp.*	161	716

		274,543

Materials - 4.6%
A Schulman, Inc.	7	233
AEP Industries, Inc.	50	5,893
AK Steel Holding Corp.*	70	639
American Vanguard Corp.	230	4,186
Ampco-Pittsburgh Corp.	111	1,726
Balchem Corp.	23	1,837
Boise Cascade Co.*	38	866
Calgon Carbon Corp.	132	2,336
Carpenter Technology Corp.	57	2,039
Chase Corp.	64	5,158
Chemours Co.	70	1,730
Chemtura Corp.*	64	2,109
Clearwater Paper Corp.*	66	4,105
Commercial Metals Co.	180	3,962
Deltic Timber Corp.	19	1,325
Ferro Corp.*	44	651
Flotek Industries, Inc.*(a)	32	431
FutureFuel Corp.	129	1,771
GCP Applied Technologies, Inc.*	94	2,632
Gold Resource Corp.	227	978
Greif, Inc., Class A	30	1,541
Greif, Inc., Class B	8	536
Handy & Harman Ltd.*	10	231
Hawkins, Inc.	93	4,515
Haynes International, Inc.	35	1,525
HB Fuller Co.	52	2,443
Headwaters, Inc.*	67	1,588
Hecla Mining Co. (a)	163	991
Ingevity Corp.*	56	2,933
Innophos Holdings, Inc.	68	3,707
Innospec, Inc.	131	8,607
Kaiser Aluminum Corp.	32	2,636
KapStone Paper and Packaging Corp. (a)	47	960
KMG Chemicals, Inc.	32	1,081
Koppers Holdings, Inc.*	160	6,136
Kraton Corp.*	69	2,127
Louisiana-Pacific Corp.*	29	561
Materion Corp.	60	2,301
Minerals Technologies, Inc.	31	2,511
Multi Packaging Solutions International Ltd.*	40	558
Myers Industries, Inc.	123	1,740
Neenah Paper, Inc.	55	4,670
Olympic Steel, Inc.	93	2,274
OMNOVA Solutions, Inc.*	187	1,795
PH Glatfelter Co.	194	4,456
PolyOne Corp.	26	857
Quaker Chemical Corp.	37	4,708
Rayonier Advanced Materials, Inc.	56	777
Real Industry, Inc.*	21	123
Schnitzer Steel Industries, Inc., Class A	175	4,883

Schweitzer-Mauduit International, Inc.	69	2,901
Sensient Technologies Corp.	19	1,484
Stepan Co.	68	5,520
Stillwater Mining Co.*	54	812
Summit Materials, Inc., Class A*	14	333
Trecora Resources*	39	470
Tredegar Corp.	79	1,762
Trinseo SA	13	761
UFP Technologies, Inc.*	84	2,108
United States Lime & Minerals, Inc.	16	1,161
Worthington Industries, Inc.	71	3,996

		139,686

Real Estate - 6.2%
Acadia Realty Trust REIT	56	1,851
Agree Realty Corp. REIT	122	5,477
Alexander & Baldwin, Inc.	31	1,366
Alexander’s, Inc. REIT	2	855
Altisource Portfolio Solutions SA*(a)	17	458
American Assets Trust, Inc. REIT	44	1,763
Armada Hoffler Properties, Inc. REIT	412	5,789
Ashford Hospitality Prime, Inc. REIT	55	705
Ashford Hospitality Trust, Inc. REIT	360	2,531
AV Homes, Inc.*(a)	29	460
Bluerock Residential Growth REIT, Inc. REIT	100	1,264
CareTrust REIT, Inc. REIT	99	1,401
CatchMark Timber Trust, Inc., Class A REIT	123	1,346
CBL & Associates Properties, Inc. REIT	146	1,732
Cedar Realty Trust, Inc. REIT	411	2,651
Chatham Lodging Trust REIT	94	1,801
Chesapeake Lodging Trust REIT	75	1,778
City Office REIT, Inc. REIT	74	927
Colony Starwood Homes REIT	14	428
Community Healthcare Trust, Inc. REIT	48	1,045
Consolidated-Tomoka Land Co.	19	1,014
CorEnergy Infrastructure Trust, Inc. REIT	48	1,571
CoreSite Realty Corp. REIT	35	2,469
Cousins Properties, Inc. REIT	317	2,507
DiamondRock Hospitality Co. REIT	120	1,271
DuPont Fabros Technology, Inc. REIT	31	1,260
Easterly Government Properties, Inc. REIT	138	2,677
EastGroup Properties, Inc. REIT	40	2,732
Education Realty Trust, Inc. REIT	34	1,380
Farmland Partners, Inc. REIT (a)	68	756
FelCor Lodging Trust, Inc. REIT	70	508
First Industrial Realty Trust, Inc. REIT	69	1,825
First Potomac Realty Trust REIT	107	1,052
Franklin Street Properties Corp. REIT	262	3,291
FRP Holdings, Inc.*	7	266
GEO Group, Inc. REIT	41	1,364
Getty Realty Corp. REIT	201	4,828
Gladstone Commercial Corp. REIT	137	2,519
Global Net Lease, Inc. REIT	125	950
Government Properties Income Trust REIT	13	244
Gramercy Property Trust REIT	54	472
Healthcare Realty Trust, Inc. REIT	44	1,293
Hersha Hospitality Trust REIT	94	1,896
HFF, Inc., Class A	50	1,450
Hudson Pacific Properties, Inc. REIT	24	837
Independence Realty Trust, Inc. REIT	376	3,215
InfraREIT, Inc. REIT	20	343
Investors Real Estate Trust REIT (a)	485	3,051
iStar, Inc. REIT*	32	391
Kennedy-Wilson Holdings, Inc.	41	875
Kite Realty Group Trust REIT	56	1,347
LaSalle Hotel Properties REIT (a)	28	786
Lexington Realty Trust REIT	256	2,645

LTC Properties, Inc. REIT	73	3,319
Mack-Cali Realty Corp. REIT	38	1,028
Marcus & Millichap, Inc.*	10	275
Medical Properties Trust, Inc. REIT	82	977
Monmouth Real Estate Investment Corp. REIT	331	4,647
Monogram Residential Trust, Inc. REIT	274	2,885
National Health Investors, Inc. REIT	32	2,264
National Storage Affiliates Trust REIT	199	4,095
New Senior Investment Group, Inc. REIT	38	385
New York REIT, Inc. REIT	110	1,060
NexPoint Residential Trust, Inc. REIT	75	1,472
One Liberty Properties, Inc. REIT	130	3,181
Parkway, Inc. REIT*	39	764
Pebblebrook Hotel Trust REIT	26	748
Pennsylvania Real Estate Investment Trust REIT (a)	30	575
Physicians Realty Trust REIT	75	1,359
Potlatch Corp. REIT	58	2,382
Preferred Apartment Communities, Inc., Class A REIT	148	2,016
PS Business Parks, Inc. REIT	23	2,570
QTS Realty Trust, Inc., Class A REIT	34	1,591
RAIT Financial Trust REIT	125	384
Ramco-Gershenson Properties Trust REIT	185	3,139
RE/MAX Holdings, Inc., Class A	125	6,125
Retail Opportunity Investments Corp. REIT	108	2,229
Rexford Industrial Realty, Inc. REIT	125	2,761
RLJ Lodging Trust REIT	47	1,071
RMR Group, Inc., Class A	22	913
Ryman Hospitality Properties, Inc. REIT (a)	24	1,414
Sabra Health Care REIT, Inc. REIT	79	1,748
Saul Centers, Inc. REIT	32	2,032
Select Income REIT	84	2,053
Seritage Growth Properties, Class A REIT (a)	10	476
Silver Bay Realty Trust Corp. REIT	97	1,695
St Joe Co.*	63	1,310
STAG Industrial, Inc. REIT	70	1,653
Stratus Properties, Inc.*	61	1,815
Summit Hotel Properties, Inc. REIT	410	5,830
Sunstone Hotel Investors, Inc. REIT	160	2,326
Tejon Ranch Co.*	29	761
Terreno Realty Corp. REIT	115	3,130
Tier REIT, Inc. REIT	17	273
UMH Properties, Inc. REIT	176	2,309
Universal Health Realty Income Trust REIT	75	4,448
Urban Edge Properties REIT	58	1,571
Urstadt Biddle Properties, Inc., Class A REIT	222	5,028
Washington Prime Group, Inc. REIT	71	711
Washington Real Estate Investment Trust REIT	87	2,702
Whitestone REIT	177	2,374
Xenia Hotels & Resorts, Inc. REIT	57	998

		189,585

Telecommunication Services - 1.5%
ATN International, Inc.	37	2,676
Boingo Wireless, Inc.*	90	1,098
Cincinnati Bell, Inc.*	229	4,717
Cogent Communications Holdings, Inc.	26	974
Consolidated Communications Holdings, Inc.	217	6,202
FairPoint Communications, Inc.*(a)	43	716
General Communication, Inc., Class A*	241	4,063

Hawaiian Telcom Holdco, Inc.*	71	1,622
IDT Corp., Class B	170	3,599
Inteliquent, Inc.	51	1,155
Iridium Communications, Inc.*(a)	244	2,147
Lumos Networks Corp.*	73	1,061
NII Holdings, Inc.*	69	117
ORBCOMM, Inc.*	162	1,362
Shenandoah Telecommunications Co.	99	2,777
Spok Holdings, Inc.	338	6,152
Vonage Holdings Corp.*	261	1,720
Windstream Holdings, Inc. (a)	613	4,542

		46,700

Utilities - 3.5%
ALLETE, Inc.	43	2,658
American States Water Co.	77	3,265
Artesian Resources Corp., Class A	108	3,404
Atlantic Power Corp.*	311	824
Avista Corp.	80	3,238
Black Hills Corp.	28	1,645
California Water Service Group	145	5,010
Chesapeake Utilities Corp.	63	4,083
Connecticut Water Service, Inc.	87	4,743
Consolidated Water Co. Ltd.	163	1,785
Delta Natural Gas Co., Inc.	98	2,500
Dynegy, Inc.*	13	113
El Paso Electric Co.	82	3,694
Empire District Electric Co. (a)	141	4,798
Global Water Resources, Inc. (a)	38	321
IDACORP, Inc.	22	1,675
MGE Energy, Inc.	74	4,381
Middlesex Water Co.	141	5,744
New Jersey Resources Corp.	43	1,481
Northwest Natural Gas Co.	81	4,641
NorthWestern Corp.	38	2,132
NRG Yield, Inc., Class A	68	992
NRG Yield, Inc., Class C	20	307
ONE Gas, Inc.	39	2,340
Ormat Technologies, Inc.	34	1,626
Otter Tail Corp.	127	4,871
Pattern Energy Group, Inc.	8	157
PNM Resources, Inc.	82	2,591
Portland General Electric Co.	39	1,622
SJW Group	106	5,689
South Jersey Industries, Inc.	83	2,739
Southwest Gas Corp.	41	3,039
Spark Energy, Inc., Class A (a)	31	791
Spire, Inc.	41	2,646
Talen Energy Corp.*(a)	28	391
TerraForm Global, Inc., Class A*(a)	171	650
Unitil Corp.	178	7,560
WGL Holdings, Inc.	35	2,540
York Water Co.	118	4,295

		106,981

TOTAL COMMON STOCKS
(Cost $2,485,224)		3,018,630

RIGHTS - 0.0%
Consumer Discreationary - 0.0%
Overstock.com, Inc.*, expires 12/06/16
(Cost $0)	2	0

EXCHANGE-TRADED FUNDS - 0.7%
iShares Russell 2000 ETF (a)	53	6,975
SPDR S&P MidCap 400 ETF Trust	16	4,743
Vanguard Mid-Cap ETF	40	5,255
Vanguard Small-Cap ETF	40	5,090

TOTAL EXCHANGE TRADED FUND
(Cost $21,364)		22,063

SECURITIES LENDING COLLATERAL - 6.7%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.30% (b)(c)
(Cost $202,999)	202,999	202,999

TOTAL INVESTMENTS - 106.5%
(Cost $2,709,587) †		3,243,692
Other assets and liabilities, net - (6.5%)		(197,718)

NET ASSETS - 100.0%		$3,045,974

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,709,891. At November 30, 2016, net unrealized appreciation for all securities based on tax cost was $533,801. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $575,360 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $41,559.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2016 amounted to $196,516, which is 6.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$3,018,630	$—	$—	$3,018,630
Exchange-Traded Funds	22,063	—	—	22,063
Rights	—	—	0	0
Short-Term Investments	202,999	—	—	202,999

TOTAL	$3,243,692	$—	$0	$3,243,692

(d)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers Barclays International Corporate Bond Hedged ETF

November 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.2%
Australia - 4.5%
BHP Billiton Finance Ltd.
Series MTN, 3.00%, 3/30/20	$100,000	$73,413
QPH Finance Co. Pty Ltd.
Series MTN, 5.75%, 7/29/20	50,000	39,796
Wesfarmers Ltd.
Series EMTN, 1.25%, 10/07/21	100,000	110,731

		223,940

Austria - 1.2%
OMV AG
6.25%, 12/29/49 (a)	50,000	58,395

Belgium - 2.2%
Anheuser-Busch InBev SA/NV
Series EMTN, 0.625%, 3/17/20	100,000	107,737

Canada - 7.0%
Inter Pipeline Ltd.
Series MTN, 3.173%, 3/24/25	100,000	74,761
Metro, Inc.
Series MTN, 3.20%, 12/01/21	150,000	116,144
Royal Bank of Canada
Series DPNT, 2.77%, 12/11/18	50,000	38,270
Suncor Energy, Inc.
Series MTN, 3.10%, 11/26/21	50,000	38,889
Toronto-Dominion Bank
Series DPNT, 3.226%, 7/24/24	100,000	79,161

		347,225

France - 14.3%
AXA SA
Series EMTN, 5.25%, 4/16/40 (a)	100,000	117,566
Bouygues SA
4.00%, 2/12/18	50,000	55,550
BPCE SA
Series EMTN, 0.75%, 1/22/20	100,000	108,208
Carrefour SA
Series EMTN, 1.75%, 5/22/19	100,000	110,492
Orange SA
Series EMTN, 3.125%, 1/09/24	100,000	123,300
Suez
Series EMTN, 5.50%, 7/22/24	50,000	72,907
Total Capital International SA
Series EMTN, 2.125%, 3/15/23	100,000	116,947

		704,970

Germany - 5.5%
Commerzbank AG
Series EMTN, 0.625%, 3/14/19	150,000	160,737
Daimler AG
Series EMTN, 2.125%, 6/27/18	100,000	109,794

		270,531

Ireland - 4.1%
GE Capital European Funding Unlimited Co.
Series EMTN, 2.25%, 7/20/20	50,000	57,164
GE Capital UK Funding Unlimited Co.
Series EMTN, 4.125%, 9/13/23	100,000	144,685

		201,849

Italy - 3.5%
Enel SpA
Series EMTN, 4.75%, 6/12/18	50,000	56,794
UniCredit SpA
Series EMTN, 3.25%, 1/14/21	100,000	113,648

		170,442

Japan - 3.5%
Aozora Bank Ltd.
Series 615, 0.24%, 1/27/21	10,000,000	87,548
Shinkin Central Bank
Series 323, 0.03%, 10/27/21	10,000,000	87,300

		174,848

Luxembourg - 1.2%
Ciba Specialty Chemicals Finance Luxembourg SA
4.875%, 6/20/18	50,000	57,071

Netherlands - 14.3%
Cooperatieve Rabobank UA
Series EMTN, 4.75%, 6/06/22	100,000	131,131
2.50%, 5/26/26 (a)	100,000	109,692
Gas Natural Fenosa Finance BV
Series EMTN, 3.875%, 4/11/22	100,000	123,370

innogy Finance BV
Series EMTN, 4.75%, 1/31/34	100,000	143,611
Linde Finance BV
Series EMTN, 1.75%, 6/11/19	50,000	55,524
Siemens Financieringsmaatschappij NV
Series EMTN, 2.875%, 3/10/28	70,000	90,858
Volkswagen International Finance NV
4.625%, 3/29/49 (a)	50,000	53,522

		707,708

Spain - 3.2%
Santander Issuances SAU
Series EMTN, 2.50%, 3/18/25	100,000	100,758
Telefonica Emisiones SAU
Series EMTN, 4.693%, 11/11/19	50,000	59,771

		160,529

Sweden - 1.3%
Telia Co. AB
Series EMTN, 4.75%, 11/16/21	50,000	64,626

Switzerland - 2.1%
Credit Suisse AG
0.75%, 7/11/19	100,000	101,456

United Kingdom - 15.9%
Barclays Bank PLC
Series EMTN, 10.00%, 5/21/21	50,000	78,969
Credit Agricole SA
Series EMTN, 3.125%, 2/05/26	100,000	125,146
Daily Mail & General Trust PLC
6.375%, 6/21/27	50,000	74,371
HSBC Bank PLC
Series EMTN, 4.75%, 3/24/46	50,000	70,244
Lloyds Bank PLC
Series EMTN, 1.00%, 11/19/21	100,000	109,259
Series EMTN, 6.50%, 9/17/40	20,000	38,297
Prudential PLC
Series EMTN, 11.375%, 5/29/39 (a)	50,000	76,065
Society of Lloyd’s
4.75%, 10/30/24	100,000	131,321
Vodafone Group PLC
Series EMTN, 5.90%, 11/26/32	50,000	80,240

		783,912

United States - 14.4%
Apple, Inc.
Series EMTN, 1.00%, 11/10/22	100,000	109,758
AT&T, Inc.
2.75%, 5/19/23	100,000	116,439
Bristol-Myers Squibb Co.
1.75%, 5/15/35	100,000	105,464
FedEx Corp.
1.625%, 1/11/27	150,000	161,187
Kraft Heinz Foods Co.
2.25%, 5/25/28	100,000	108,335
Prologis LP
1.375%, 10/07/20	100,000	109,343

		710,526

TOTAL CORPORATE BONDS
(Cost $5,015,310)		4,845,765

TOTAL INVESTMENTS - 98.2%
(Cost $5,015,310)†		4,845,765
Other assets and liabilities, net - 1.8%		90,398

NET ASSETS - 100.0%		$4,936,163

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus.

†	The cost for federal income tax purposes was $5,015,310. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $169,545. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,164 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $173,709.
(a)	Variable Rate Coupon. Stated interest rate was in effect at November 30, 2016.

DPNT:	Deposit Note
EMTN:	Euro Medium Term Note
MTN:	Medium Term Note

At November 30, 2016, Deutsche X-trackers Barclays International Corporate Bond Hedged ETF had the following sector diversification:

	Market Value ($)	As a % of Total Investments
Financial	2,175,968	44.9%
Consumer, Non-cyclical	658,903	13.6
Communications	518,747	10.6
Utilities	396,682	8.2
Industrial	347,391	7.2
Energy	288,992	6.0
Basic Materials	186,008	3.8
Consumer, Cyclical	163,316	3.4
Technology	109,758	2.3

Total	4,845,765	100.0%

As of November 30, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

						Unrealized
Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Appreciation (Depreciation)(b)
The Bank of Nova Scotia	12/5/2016	CAD	487,534	USD	365,249	$2,289
The Bank of Nova Scotia	12/5/2016	USD	362,604	CAD	487,534	356
The Bank of Nova Scotia	12/6/2016	AUD	156,205	USD	118,661	3,331
The Bank of Nova Scotia	12/6/2016	CHF	105,914	USD	106,863	2,637
The Bank of Nova Scotia	12/6/2016	EUR	90,387	USD	99,216	3,384
The Bank of Nova Scotia	12/6/2016	EUR	2,970,876	USD	3,238,879	89,040
The Bank of Nova Scotia	12/6/2016	GBP	616,750	USD	753,342	(18,507)
The Bank of Nova Scotia	12/6/2016	GBP	89,763	USD	109,660	(2,677)
The Bank of Nova Scotia	12/6/2016	JPY	20,104,949	USD	192,992	17,185
The Bank of Nova Scotia	12/6/2016	USD	115,401	AUD	156,205	(70)
The Bank of Nova Scotia	12/6/2016	USD	103,996	CHF	105,914	230
The Bank of Nova Scotia	12/6/2016	USD	3,247,837	EUR	3,061,263	(2,166)
The Bank of Nova Scotia	12/6/2016	USD	882,783	GBP	706,513	1,402
The Bank of Nova Scotia	12/6/2016	USD	176,412	JPY	20,104,949	(605)
The Bank of Nova Scotia	1/5/2017	AUD	155,000	USD	114,422	71
The Bank of Nova Scotia	1/5/2017	CAD	473,000	USD	351,914	(358)
The Bank of Nova Scotia	1/5/2017	CHF	102,750	USD	101,129	(222)
The Bank of Nova Scotia	1/5/2017	EUR	3,008,000	USD	3,196,892	2,098
The Bank of Nova Scotia	1/5/2017	GBP	679,250	USD	849,601	(1,310)
The Bank of Nova Scotia	1/6/2017	JPY	20,000,000	USD	175,915	683

Total net unrealized appreciation						$96,791

(b)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of November 30, 2016.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (c)	$—	$4,845,765	$—	$4,845,765
Derivatives (d)
Forward Foreign Currency Exchange Contracts	—	122,706	—	122,706

TOTAL	$—	$4,968,471	$—	$4,968,471

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Forward Foreign Currency Exchange Contracts	$—	$(25,915)	$—	$(25,915)

TOTAL	$—	$(25,915)	$—	$(25,915)

(c)	See Schedule of Investments for additional detailed categorizations.
(d)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers Barclays International Treasury Bond Hedged ETF

November 30, 2016 (Unaudited)

	Principal Amount	Value
SOVEREIGN BONDS - 93.7%
Australia - 4.6%
Australia Government Bond
4.50%, 4/15/20	$125,000	$99,934
3.25%, 4/21/25	75,000	58,033
4.50%, 4/21/33	75,000	65,013

		222,980

Austria - 3.2%
Republic of Austria Government Bond, 144A
3.90%, 7/15/20	75,000	92,104
2.40%, 5/23/34	50,000	65,176

		157,280

Belgium - 4.9%
Kingdom of Belgium Government Bond
4.00%, 3/28/19	75,000	88,064
1.00%, 6/22/26, 144A	75,000	82,271
1.00%, 6/22/31, 144A	25,000	26,422
4.25%, 3/28/41, 144A	25,000	42,723

		239,480

Canada - 4.5%
Canadian Government Bond
1.25%, 2/01/18	150,000	112,469
8.00%, 6/01/27	50,000	59,821
3.50%, 12/01/45	50,000	47,813

		220,103

Denmark - 1.3%
Denmark Government Bond
1.50%, 11/15/23	400,000	62,841

Finland - 2.2%
Finland Government Bond, 144A
1.125%, 9/15/18	50,000	54,733
0.75%, 4/15/31	50,000	52,447

		107,180

France - 6.6%
French Republic Government Bond OAT
3.75%, 4/25/21	100,000	125,009
2.25%, 5/25/24	125,000	152,241
3.25%, 5/25/45	30,000	44,024

		321,274

Germany - 4.5%
Bundesrepublik Deutschland
3.75%, 1/04/19	75,000	87,061
1.75%, 2/15/24	75,000	90,376
3.25%, 7/04/42	25,000	41,019

		218,456

Ireland - 1.8%
Ireland Government Bond
5.40%, 3/13/25	60,000	87,750

Israel - 0.8%
Israel Government Bond - Fixed
5.50%, 1/31/22	125,000	41,021

Italy - 6.0%
Italy Buoni Poliennali Del Tesoro
3.50%, 12/01/18	100,000	112,919
0.95%, 3/15/23	30,000	31,189
7.25%, 11/01/26	50,000	78,326
4.75%, 9/01/44, 144A	50,000	70,069

		292,503

Japan - 23.7%
Japan Government Five Year Bond
0.40%, 6/20/18	25,000,000	220,497
Japan Government Forty Year Bond
1.40%, 3/20/55	5,000,000	55,066
Japan Government Ten Year Bond
1.20%, 12/20/20	30,000,000	276,155
Japan Government Thirty Year Bond
2.50%, 3/20/38	10,000,000	122,977
2.00%, 9/20/41	4,000,000	46,953
Japan Government Twenty Year Bond
2.10%, 9/20/25	30,000,000	311,101
1.70%, 9/20/32	12,000,000	128,629

		1,161,378

Malaysia - 1.2%
Malaysia Government Bond
5.248%, 9/15/28	250,000	58,510

Mexico - 2.3%
Mexican Bonos
6.50%, 6/09/22	2,425,000	115,012

Netherlands - 5.5%
Netherlands Government Bond
4.00%, 7/15/18, 144A	100,000	114,155
7.50%, 1/15/23	75,000	117,313
2.75%, 1/15/47, 144A	25,000	38,415

		269,883

New Zealand - 0.7%
New Zealand Government Bond
2.75%, 4/15/25	50,000	34,758

Poland - 1.2%
Republic of Poland Government Bond
3.25%, 7/25/25	250,000	58,109

Singapore - 0.9%
Singapore Government Bond
2.75%, 7/01/23	60,000	43,618

Slovak Republic - 1.2%
Slovakia Government Bond
4.00%, 4/27/20	50,000	60,968

South Africa - 1.6%
Republic of South Africa Government Bond
10.50%, 12/21/26	1,000,000	77,891

Spain - 3.5%
Spain Government Bond
0.75%, 7/30/21	60,000	64,367
5.90%, 7/30/26, 144A	50,000	73,703
4.20%, 1/31/37, 144A	25,000	34,365

		172,435

Sweden - 1.3%
Sweden Government Bond
2.50%, 5/12/25	500,000	64,238

Switzerland - 1.7%
Swiss Confederation Government Bond
1.50%, 7/24/25	75,000	85,089

Thailand - 1.6%
Thailand Government Bond
2.125%, 12/17/26	3,000,000	79,322

United Kingdom - 6.9%
United Kingdom Gilt
3.75%, 9/07/20	100,000	140,777
4.25%, 6/07/32	50,000	83,387
4.25%, 12/07/46	60,000	113,122

		337,286

TOTAL SOVEREIGN BONDS
(Cost $4,882,690)		4,589,365

TOTAL INVESTMENTS - 93.7%
(Cost $4,882,690)†		4,589,365
Other assets and liabilities, net - 6.3%		307,381

NET ASSETS - 100.0%		$4,896,746

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus.

†	The cost for federal income tax purposes was $4,882,690. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $293,325. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,043 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $296,368.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of November 30, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(a)
The Bank of Nova Scotia	12/5/2016	CAD	306,078	USD	229,306	$1,437
The Bank of Nova Scotia	12/5/2016	USD	227,646	CAD	306,078	224
The Bank of Nova Scotia	12/6/2016	AUD	311,199	USD	236,402	6,635
The Bank of Nova Scotia	12/6/2016	AUD	1,311	USD	997	29
The Bank of Nova Scotia	12/6/2016	CHF	89,372	USD	90,173	2,225
The Bank of Nova Scotia	12/6/2016	DKK	451,829	USD	66,223	1,839
The Bank of Nova Scotia	12/6/2016	EUR	48,173	USD	52,879	1,804
The Bank of Nova Scotia	12/6/2016	EUR	1,790,403	USD	1,951,915	53,660
The Bank of Nova Scotia	12/6/2016	GBP	280,680	USD	342,842	(8,422)
The Bank of Nova Scotia	12/6/2016	JPY	128,845,242	USD	1,236,815	110,133
The Bank of Nova Scotia	12/6/2016	JPY	126,661	USD	1,207	99
The Bank of Nova Scotia	12/6/2016	MXN	2,639,290	USD	141,488	13,314
The Bank of Nova Scotia	12/6/2016	MYR	281,522	USD	67,334	4,312
The Bank of Nova Scotia	12/6/2016	PLN	258,816	USD	65,194	3,618
The Bank of Nova Scotia	12/6/2016	SEK	612,951	USD	68,896	2,406
The Bank of Nova Scotia	12/6/2016	SGD	64,759	USD	46,463	1,282
The Bank of Nova Scotia	12/6/2016	THB	2,996,050	USD	85,578	1,610
The Bank of Nova Scotia	12/6/2016	USD	230,875	AUD	312,510	(140)
The Bank of Nova Scotia	12/6/2016	USD	87,754	CHF	89,372	194
The Bank of Nova Scotia	12/6/2016	USD	64,432	DKK	451,829	(48)
The Bank of Nova Scotia	12/6/2016	USD	1,950,631	EUR	1,838,576	(1,301)
The Bank of Nova Scotia	12/6/2016	USD	350,708	GBP	280,680	557
The Bank of Nova Scotia	12/6/2016	USD	1,127,328	JPY	128,971,903	(8,580)
The Bank of Nova Scotia	12/6/2016	USD	128,867	MXN	2,639,290	(693)
The Bank of Nova Scotia	12/6/2016	USD	62,658	MYR	281,522	363
The Bank of Nova Scotia	12/6/2016	USD	61,728	PLN	258,816	(153)
The Bank of Nova Scotia	12/6/2016	USD	66,405	SEK	612,951	84
The Bank of Nova Scotia	12/6/2016	USD	45,208	SGD	64,759	(27)
The Bank of Nova Scotia	12/6/2016	USD	83,984	THB	2,996,050	(16)
The Bank of Nova Scotia	12/6/2016	USD	81,935	ZAR	1,150,078	(344)
The Bank of Nova Scotia	12/6/2016	ZAR	1,150,078	USD	82,061	470
The Bank of Nova Scotia	1/5/2017	AUD	304,000	USD	224,415	139
The Bank of Nova Scotia	1/5/2017	CAD	300,500	USD	223,573	(228)
The Bank of Nova Scotia	1/5/2017	CHF	87,000	USD	85,628	(188)
The Bank of Nova Scotia	1/5/2017	DKK	441,000	USD	62,997	44
The Bank of Nova Scotia	1/5/2017	EUR	1,796,000	USD	1,908,783	1,253
The Bank of Nova Scotia	1/5/2017	GBP	270,800	USD	338,715	(522)
The Bank of Nova Scotia	1/5/2017	ILS	157,500	USD	41,111	(36)
The Bank of Nova Scotia	1/5/2017	MYR	265,000	USD	58,824	(429)
The Bank of Nova Scotia	1/5/2017	PLN	248,000	USD	59,127	148
The Bank of Nova Scotia	1/5/2017	SEK	600,050	USD	65,140	(83)
The Bank of Nova Scotia	1/5/2017	SGD	63,300	USD	44,190	24
The Bank of Nova Scotia	1/5/2017	THB	2,894,000	USD	81,053	(38)
The Bank of Nova Scotia	1/5/2017	ZAR	1,146,000	USD	81,172	383
The Bank of Nova Scotia	1/6/2017	JPY	138,736,000	USD	1,220,290	4,739
The Bank of Nova Scotia	1/6/2017	MXN	2,437,500	USD	118,592	676
The Bank of Nova Scotia	1/6/2017	NZD	49,400	USD	34,972	32

Total net unrealized appreciation						$192,485

(a)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of November 30, 2016.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israeli New Sheqel
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds (b)	$—	$4,589,365	$—	$4,589,365
Derivatives (c)
Forward Foreign Currency Exchange Contracts	—	213,733	—	213,733

TOTAL	$—	$4,803,098	$—	$4,803,098

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (c)
Forward Foreign Currency Exchange Contracts	$—	$(21,248)	$—	$(21,248)

TOTAL	$—	$(21,248)	$—	$(21,248)

(b)	See Schedule of Investments for additional detailed categorizations.
(c)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date	1-25-2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date	1-25-2017

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date	1-25-2017

*	Print the name and title of each signing officer under his or her signature.